UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%

	Shares	Value
ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A *	29,397	$258,693
Grupo Financiero Galicia ADR	3,481	126,430
Pampa Energia ADR *	2,785	151,365
Ternium ADR	13,966	427,359
YPF ADR	8,333	168,327

		1,132,174

AUSTRALIA — 2.0%
Adelaide Brighton	18,475	83,064
AGL Energy	37,851	729,767
ALS	48,525	288,044
Altium	9,693	67,851
Amaysim Australia	149,909	191,884
Amcor	35,511	435,791
AMP	14,455	62,330
Ansell	2,778	48,826
Aristocrat Leisure	19,431	314,782
ASX	1,069	44,727
Aurizon Holdings	13,301	53,417
AusNet Services	125,553	164,223
Beach Energy	208,561	113,457
Bendigo & Adelaide Bank	5,407	48,101
Blackmores	1,621	114,767
BlueScope Steel	22,540	237,662
Brambles	35,218	260,331
Caltex Australia	9,340	232,678
carsales.com	17,182	169,896
Cleanaway Waste Management	105,495	110,137
Coca-Cola Amatil	18,534	122,176
Cochlear	895	102,281
Commonwealth Bank of Australia	6,015	402,909
Computershare	27,156	305,668
CSL	10,349	1,043,179
CYBG *	18,923	65,852
Dexus ‡	17,287	129,721
Domino’s Pizza Enterprises	44,960	1,917,454
DuluxGroup	22,574	119,010
Event Hospitality and Entertainment	5,176	54,451
GPT Group ‡	32,364	124,019
GrainCorp, Cl A	14,270	99,662
GUD Holdings	7,871	75,247
GWA Group	23,763	61,594
Hansen Technologies	24,702	75,292
Insurance Australia Group	14,182	75,675

COMMON STOCK — continued

	Shares	Value
AUSTRALIA (continued)
Investa Office Fund ‡ *	21,557	$78,295
JB Hi-Fi	4,199	87,373
LendLease Group	66,400	895,072
Macquarie Atlas Roads Group	18,280	81,309
Medibank Private	24,193	52,644
Metcash	86,164	180,600
Mineral Resources	90,241	885,806
Mirvac Group ‡	70,791	122,893
National Australia Bank	8,136	194,938
Navitas	18,894	75,123
Newcrest Mining	18,714	302,418
NEXTDC *	155,278	510,554
Oil Search	35,087	186,382
Orora	59,340	131,023
Qantas Airways	26,984	114,844
REA Group	1,502	82,934
Retail Food Group	133,800	519,144
Rio Tinto	2,512	132,211
Scentre Group ‡	86,227	284,894
Shopping Centres Australasia Property Group ‡	39,152	67,968
Sonic Healthcare	6,404	114,196
South32	56,545	131,637
Southern Cross Media Group	57,479	60,928
Spark Infrastructure Group	98,906	197,812
St. Barbara *	50,466	109,410
Star Entertainment Group	29,336	118,283
Stockland ‡	40,111	134,773
Suncorp Group	6,044	69,095
Super Retail Group	9,154	61,441
Sydney Airport	27,357	147,290
Tabcorp Holdings	24,107	80,614
Tatts Group	40,099	128,317
Teekay LNG Partners LP (A)	212,449	4,004,664
Telstra	204,209	669,806
Transurban Group	36,733	335,299
Vicinity Centres ‡	75,569	166,252
Village Roadshow	13,762	44,259
Washington H Soul Pattinson	7,947	112,148
Wesfarmers	19,107	622,582
Westpac Banking	12,409	315,883
Woodside Petroleum	18,175	424,132

		21,581,171

AUSTRIA — 0.4%
ams	10,357	747,092

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
AUSTRIA (continued)
BUWOG	16,805	$494,060
Erste Group Bank	4,894	203,439
Immobilien Anlagen	4,780	123,356
Lenzing	395	70,608
Oesterreichische Post	4,381	201,821
OMV	22,524	1,275,064
RHI	7,856	296,853
S IMMO	4,053	60,598
Telekom Austria, Cl A	8,670	78,341
Verbund	9,926	196,525
Wienerberger	21,463	493,928

		4,241,685

BELGIUM — 0.6%
Aedifica ‡	1,601	146,617
Anheuser-Busch InBev	24,651	2,970,703
Barco	1,594	159,657
Bekaert	8,089	391,169
bpost	6,682	183,080
Cofinimmo ‡	1,499	190,405
Colruyt	338	18,958
Econocom Group	9,190	70,257
Elia System Operator	1,619	94,947
Euronav	6,701	53,561
Groupe Bruxelles Lambert	4,211	432,047
Kinepolis Group	1,229	70,562
Proximus SADP	8,421	296,022
Telenet Group Holding *	3,256	227,373
Tessenderlo Group *	1,710	75,081
UCB	5,162	376,178
Umicore	3,188	256,175

		6,012,792

BERMUDA — 0.0%
Maiden Holdings	18,000	199,800

BRAZIL — 1.1%
Aliansce Shopping Centers *	22,700	120,621
Ambev ADR	55,549	337,738
Arezzo Industria e Comercio	5,300	61,186
B3 - Brasil Bolsa Balcao	20,534	135,056
Banco do Brasil	67,601	622,388
BB Seguridade Participacoes	52,070	457,690
BR Properties	23,000	71,913
BRF *	95,009	1,127,001
BTG Pactual Group	30,700	154,073
Cia de Locacao das Americas	3,900	14,007

COMMON STOCK — continued

	Shares	Value
BRAZIL (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	20,200	$217,459
Cia Hering	5,600	38,072
Cielo	97,059	817,658
Cosan Industria e Comercio	17,722	204,593
CPFL Energia	14,431	124,209
CSU Cardsystem	41,200	118,381
Cyrela Brazil Realty Empreendimentos e Participacoes	10,000	39,444
Duratex	56,200	144,179
EDP - Energias do Brasil	11,900	54,876
Embraer	20,900	106,231
Engie Brasil Energia	6,700	75,071
Equatorial Energia	4,100	74,496
Estacio Participacoes	6,400	41,868
Fibria Celulose	3,237	34,349
Fleury	16,000	151,875
Gerdau ADR	130,000	438,100
Grendene	11,300	95,340
Iguatemi Empresa de Shopping Centers	10,300	120,990
Industrias Romi *	43,400	68,057
Itau Unibanco Holding ADR	20,566	244,941
JBS	19,700	48,392
Klabin	12,500	63,696
Kroton Educacional	63,739	309,053
Linx	15,100	83,384
Lojas Renner	61,236	576,353
Magazine Luiza	2,900	342,232
MRV Engenharia e Participacoes	68,873	317,823
Multiplan Empreendimentos Imobiliarios	10,000	230,891
Multiplus	4,000	50,039
Natura Cosmeticos	11,200	90,043
Odontoprev	145,015	607,339
QGEP Participacoes	23,800	55,410
Raia Drogasil	21,399	474,458
Sao Martinho	9,600	54,182
TIM Participacoes ADR	28,754	485,080
Transmissora Alianca de Energia Eletrica	9,100	67,119
Tupy	5,900	27,624
Ultrapar Participacoes	12,700	301,907
Vale ADR, Cl B	75,632	758,589

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
BRAZIL (continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	19,191	$103,945
Via Varejo	24,377	111,396
WEG	31,300	190,108

		11,660,925

CANADA — 2.5%
Advantage Oil & Gas *	27,691	190,344
Agnico Eagle Mines	1,814	84,694
Air Canada, Cl B *	35,600	566,231
Allied Properties ‡	3,039	92,992
Bank of Montreal	9,100	690,191
Bank of Nova Scotia	12,000	747,576
Barrick Gold	14,335	242,376
BCE	19,953	936,555
CAE	30,675	519,882
Canadian ‡	2,000	72,364
Canadian Apartment Properties ‡	4,600	119,580
Canadian Imperial Bank of Commerce	3,500	303,806
Canadian National Railway	7,487	591,634
Canadian Tire, Cl A	800	91,316
CCL Industries, Cl B	14,295	685,311
Celestica *	59,400	706,082
CES Energy Solutions	67,764	346,225
Chartwell Retirement Residences	9,400	115,431
Cineplex	1,300	51,270
Cogeco Communications	1,155	80,690
Cominar ‡	6,400	67,452
Constellation Software	693	373,334
Descartes Systems Group *	8,100	203,223
Dollarama	22,576	2,206,807
Domtar	22,000	859,320
Emera	9,800	364,724
Empire	3,500	56,876
Enbridge	26,658	1,105,213
Enerflex	11,202	154,901
Extendicare	7,542	57,408
Fairfax Financial Holdings	200	95,370
First Capital Realty	7,900	129,264
Fortis	15,500	565,174
Franco-Nevada	1,900	137,659
George Weston	1,481	129,349
Gildan Activewear	4,089	123,220
Goldcorp	4,100	53,834
H&R ‡	7,500	126,930

COMMON STOCK — continued

	Shares	Value
CANADA (continued)
Hudbay Minerals	35,160	$272,989
Hydro One (B)	9,500	170,379
Innergex Renewable Energy	7,000	82,142
Jean Coutu Group PJC, Cl A	4,100	68,336
Kelt Exploration *	41,651	223,497
Kinaxis *	4,841	311,369
Kinross Gold *	26,437	108,992
Laurentian Bank of Canada	2,226	96,717
Loblaw	4,649	253,192
Lululemon Athletica *	42,241	2,603,735
MacDonald Dettwiler & Associates	1,486	84,279
Magna International	19,900	949,071
Maple Leaf Foods	2,200	60,808
Metro, Cl A	6,976	236,292
New Flyer Industries	9,733	396,814
North West	2,800	68,588
Open Text	10,042	335,874
Parex Resources *	28,249	347,576
Parkland Fuel	26,941	578,040
Pason Systems	7,833	114,346
Pembina Pipeline	10,200	347,622
Quebecor, Cl B	5,400	187,154
Restaurant Brands International .	3,700	220,442
RioCan ‡	7,500	144,917
Ritchie Bros Auctioneers	1,600	45,173
Royal Bank of Canada	4,800	358,089
Saputo	6,300	213,546
Seven Generations Energy *	61,383	1,066,910
Shaw Communications, Cl B	8,255	183,805
Sienna Senior Living	3,959	54,586
Smart ‡	4,200	105,644
SNC-Lavalin Group	1,912	84,209
Stantec	2,200	55,972
Suncor Energy	2,743	89,479
Tahoe Resources	8,600	47,044
Thomson Reuters	4,800	219,836
TMX Group	5,600	296,900
Toromont Industries	2,200	81,683
Toronto-Dominion Bank	12,022	619,735
TransCanada	5,172	264,252
Valeant Pharmaceuticals International *	14,545	239,626
Waste Connections	2,310	150,134
Wheaton Precious Metals	6,569	133,198

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
CANADA (continued)
Yamana Gold	22,435	$58,483

		26,676,083

CHILE — 0.2%
AES Gener	93,847	34,872
Aguas Andinas, Cl A	68,999	43,535
AntarChile	8,852	120,353
Antofagasta	18,448	230,259
Banco de Chile	497,909	72,028
Banco de Credito e Inversiones	1,190	71,817
Banmedica	29,646	72,136
CAP	26,477	279,117
Colbun	192,984	45,143
Empresa Nacional de Telecomunicaciones	10,270	116,942
Empresas CMPC	52,670	134,555
Empresas COPEC	19,102	233,002
Enel Generacion Chile	59,235	46,127
Multiexport Foods	38,222	12,441
Parque Arauco	28,360	74,550
Quinenco	20,604	58,655
SACI Falabella	23,153	213,903
Sigdo Koppers	12,357	18,826
SONDA	49,466	94,001
Vina Concha y Toro	57,788	93,113

		2,065,375

CHINA — 4.3%
Agile Group Holdings	92,000	109,541
Agricultural Bank of China, Cl H	1,168,000	545,808
Alibaba Group Holding ADR *	56,993	8,831,065
Aluminum Corp of China, Cl H *	214,000	134,250
Baidu ADR *	14,299	3,236,579
Bank of China, Cl H	2,182,000	1,075,523
Bank of Communications, Cl H	355,000	263,155
Baoye Group, Cl H	58,000	44,999
BeiGene ADR *	1,600	112,784
BYD, Cl H	147,114	917,249
China Coal Energy, Cl H	152,000	75,117
China Communications Services, Cl H	1,186,000	645,325
China Construction Bank, Cl H	2,542,174	2,115,549
China Datang Renewable Power, Cl H	136,000	16,193
China Medical System Holdings	66,000	112,721
China Merchants Port Holdings	151,356	475,724
China Mobile	150,000	1,608,350
China Petroleum & Chemical, Cl H	538,000	408,452

COMMON STOCK — continued

	Shares	Value
CHINA (continued)
China Petroleum & Chemical ADR	10,200	$777,138
China Railway Group, Cl H	5,000	3,982
China Resources Beer Holdings	38,000	96,036
China Shenhua Energy, Cl H	199,000	495,793
China Telecom, Cl H	668,000	318,144
Chongqing Rural Commercial Bank, Cl H	962,000	709,418
COSCO SHIPPING Development, Cl H *	42,000	9,948
Country Garden Holdings	125,000	174,758
CRRC	34,000	30,384
Ctrip.com International ADR *	44,923	2,683,251
Datang International Power Generation, Cl H	214,000	72,879
Dongfeng Motor Group, Cl H	70,000	85,766
Golden Eagle Retail Group	49,000	63,361
Gridsum Holding ADR *	11,489	86,512
Guangdong Electric Power Development, Cl B	96,271	44,618
Hangzhou Robam Appliances, Cl A	42,910	257,056
Hengan International Group	20,000	152,609
Hisense Kelon Electrical Holdings, Cl A	74,000	105,920
Hopefluent Group Holdings	212,000	86,854
Huadian Power International, Cl H	60,000	25,349
Huaneng Power International, Cl H	100,000	70,543
Industrial & Commercial Bank of China, Cl H	1,830,000	1,281,572
Inner Mongolia Yitai Coal, Cl B	75,600	89,208
Jiangsu Hengrui Medicine, Cl A	45,299	344,678
Jiangxi Copper, Cl H	65,000	118,669
Kweichow Moutai, Cl A	6,526	466,710
KWG Property Holding	223,500	165,963
Momo ADR *	6,174	271,224
NetEase ADR	3,751	1,167,611
New Oriental Education & Technology Group ADR *	3,379	269,171
PetroChina, Cl H	778,000	501,017
Ping An Insurance Group of China, Cl H	136,929	1,015,906
Shanghai International Airport, Cl A	48,631	270,658
Shenzhou International Group Holdings	27,072	181,097
Shimao Property Holdings	150,909	301,014

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA (continued)
Sihuan Pharmaceutical Holdings Group	250,000	$105,303
Silergy	8,842	172,767
SINA *	5,244	497,184
Sinopec Shanghai Petrochemical, Cl H	222,000	126,194
Sinopharm Group, Cl H	206,930	867,639
Sinotruk Hong Kong	113,000	118,631
SOHO China	98,000	53,449
Sun Art Retail Group	85,000	69,321
TAL Education Group ADR	4,438	695,745
Tencent Holdings	228,241	9,157,926
Uni-President China Holdings	78,000	60,616
Vipshop Holdings ADR *	3,160	38,868
Want Want China Holdings	139,000	93,962
Weibo ADR *	5,097	392,183
Yangzijiang Shipbuilding Holdings	98,800	103,163
Yanzhou Coal Mining, Cl H	64,000	63,010
Zhaojin Mining Industry	109,500	89,862
Zhejiang Expressway, Cl H	54,000	67,407
Zhuzhou CRRC Times Electric, Cl H	15,500	73,821
Zijin Mining Group, Cl H	354,000	128,261

		46,498,513

COLOMBIA — 0.0%
Avianca Holdings ADR	9,602	67,214

CZECH REPUBLIC — 0.0%
Moneta Money Bank (B)	34,367	123,846
UNIPETROL	6,190	82,596

		206,442

DENMARK — 0.7%
Carlsberg, Cl B	2,441	271,406
Chr Hansen Holding	5,607	451,613
Coloplast, Cl B	877	75,384
Danske Bank	37,220	1,507,818
DONG Energy (B)	17,252	831,809
DSV	1,462	94,391
FLSmidth	8,138	498,080
Genmab *	6,010	1,367,072
GN Store Nord	1,038	31,591
ISS	1,448	59,397
Novo Nordisk, Cl B	7,100	302,998
Novo Nordisk ADR	16,703	708,207
Novozymes, Cl B	5,052	233,370
Pandora	2,967	341,461

COMMON STOCK — continued

	Shares	Value
DENMARK (continued)
Royal Unibrew	1,611	$80,264
SimCorp	1,274	79,678
TDC	25,911	159,824
Vestas Wind Systems	2,119	207,102

		7,301,465

EGYPT — 0.0%
Al Baraka Bank Egypt *	19,153	13,032
Commercial International Bank Egypt SAE	22,491	105,331
Egypt Aluminium	14,466	57,605
Faisal Islamic Bank of Egypt	38,464	37,938

		213,906

FINLAND — 0.4%
Amer Sports	4,390	117,969
Citycon	45,616	124,200
Cramo	9,932	284,531
Elisa	4,423	182,053
Fortum	15,044	246,121
Huhtamaki	1,763	68,329
Kesko, Cl B	5,084	257,167
Kone, Cl B	11,268	587,050
Neste	6,234	270,322
Nokia	27,795	177,021
Orion, Cl B	6,075	307,295
Sampo, Cl A	11,130	609,110
Sanoma	9,867	91,809
UPM-Kymmene	5,003	136,278
Valmet	19,746	359,979

		3,819,234

FRANCE — 2.4%
Air France-KLM *	43,196	584,732
Air Liquide	8,976	1,101,891
Airbus	6,293	525,944
Alten	5,055	436,540
Altran Technologies	3,831	67,369
Atos	9,689	1,473,296
AXA	39,540	1,168,310
BNP Paribas	7,269	564,231
Cie Generale des Etablissements Michelin	1,028	139,157
CNP Assurances	3,431	82,857
Danone	32,427	2,421,833
Dassault Systemes	11,295	1,108,321
Engie	30,226	486,807
Eurazeo	803	65,523

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE (continued)
Fonciere Des Regions ‡	1,770	$171,041
Gecina ‡	1,587	239,720
Hermes International	5,089	2,578,655
ICADE ‡	1,696	145,700
Iliad	4,404	1,092,997
Ingenico Group	1,419	148,864
Ipsen	923	118,279
IPSOS	4,809	166,061
Klepierre ‡	5,974	243,100
Korian	2,735	90,461
L’Oreal	2,404	498,308
LVMH Moet Hennessy Louis Vuitton	1,463	368,374
Maisons du Monde (B)	11,642	431,576
Mercialys ‡	3,927	79,494
Nexity	2,412	129,446
Orange	55,261	930,241
Orpea	1,280	146,828
Renault	1,650	148,760
Rubis SCA	3,352	213,324
Safran	7,268	687,704
Sanofi	12,771	1,220,346
SCOR	1,455	61,344
Sodexo	1,173	138,623
Suez	7,591	137,309
Teleperformance	4,175	581,467
TOTAL	18,312	931,273
Ubisoft Entertainment *	45,319	2,866,437
Veolia Environnement	13,239	298,635
Vinci	3,438	308,253
Vivendi	9,803	227,105
Wendel	411	61,888

		25,688,424

GERMANY — 3.0%
adidas	2,514	574,381
ADO Properties (B)	11,086	500,730
ADVA Optical Networking *	65,100	496,068
AIXTRON *	44,923	399,592
Allianz	6,492	1,383,337
alstria office ‡	7,155	104,986
BASF	9,917	946,103
Bayer	5,200	659,588
Bechtle	1,364	98,254
Brenntag	1,164	66,065
Carl Zeiss Meditec AG	11,097	595,087

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
CTS Eventim & KGaA	9,340	$432,758
Daimler	75,367	5,289,805
Deutsche Boerse	1,252	131,034
Deutsche EuroShop	2,555	106,390
Deutsche Lufthansa	17,873	384,547
Deutsche Telekom	55,541	1,015,497
Deutsche Wohnen	2,983	118,245
E.ON	53,228	526,962
Evonik Industries	1,927	65,698
Fraport Frankfurt Airport Services Worldwide	768	76,933
Freenet	3,906	131,920
Fresenius & KGaA	15,168	1,282,584
Fresenius Medical Care & KGaA	1,085	102,484
GEA Group	1,760	71,557
Grand City Properties	5,924	122,794
GRENKE	606	52,397
Hamborner ‡	7,958	85,389
Hannover Rueck	506	63,913
HeidelbergCement	3,309	328,338
Henkel & KGaA	3,765	474,224
Hypoport *	2,054	283,272
Infineon Technologies	28,075	611,027
Innogy (B)	4,942	207,599
KION Group	4,972	431,608
Krones	462	57,563
KWS Saat	302	122,857
LEG Immobilien	2,322	223,448
Linde	1,588	304,162
MAN	704	78,022
Merk	794	87,273
MTU Aero Engines	593	87,012
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,159	249,022
ProSiebenSat.1 Media	1,152	46,162
Puma	1,331	534,218
QIAGEN	4,935	164,307
Rheinmetall	8,700	869,238
SAP	27,921	2,964,173
Siemens	5,211	707,865
Siltronic *	4,272	465,260
Software	2,194	96,007
Symrise	1,082	75,866
TAG Immobilien	3,903	64,084
Telefonica Deutschland Holding	8,989	46,470
TLG Immobilien	4,628	100,313

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
TUI	2,748	$43,182
Uniper	38,128	784,911
Vapiano * (B)	13,817	361,316
Volkswagen	594	93,487
Wirecard	60,447	4,629,018
zooplus *	1,021	194,956

		31,671,358

GREECE — 0.1%
Hellenic Telecommunications
Organization	26,462	337,690
Hellenic Telecommunications Organization ADR	1,699	10,670
Navios Maritime Acquisition	22,000	31,020
Tsakos Energy Navigation	30,700	151,351

		530,731

HONG KONG — 1.9%
3SBio * (B)	43,500	54,578
AIA Group	306,904	2,418,439
Alibaba Pictures Group *	100,000	16,900
ANTA Sports Products	25,000	85,779
ASM Pacific Technology	11,900	154,181
Beijing Enterprises Water Group	160,000	132,944
Brightoil Petroleum Holdings *	139,000	36,126
Brilliance China Automotive Holdings	90,181	228,374
Cafe de Coral Holdings	16,000	51,518
Changan Minsheng APLL Logistics, Cl H	9,000	6,349
China Conch Venture Holdings	172,500	320,671
China Everbright International	40,000	52,235
China Evergrande Group	177,000	492,875
China Gas Holdings	82,000	198,418
China Goldjoy Group	504,000	25,165
China Hongqiao Group *(C)	74,000	53,434
China Huishan Dairy Holdings	166,000	8,926
China Innovationpay Group *	304,000	17,514
China Mengniu Dairy	118,000	229,933
China Minsheng Banking, Cl H	11,400	11,472
China Molybdenum, Cl H	662,599	360,532
China Overseas Land & Investment	62,000	210,350
China Railway Signal & Communication, Cl H (B)	341,664	267,267
China Resources Gas Group	30,000	113,689
China Resources Phoenix Healthcare Holdings	53,500	67,604

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
China Resources Power Holdings .	70,000	$133,533
China Sanjiang Fine Chemicals	64,000	20,238
China State Construction International Holdings	38,000	61,397
China Sunshine Paper Holdings	100,500	27,149
China Traditional Chinese Medicine Holdings	178,000	94,574
China Vanke, Cl H	20,600	60,791
China Zhongwang Holdings	169,600	84,466
CIFI Holdings Group	738,000	420,456
CITIC	90,000	136,888
CK Hutchison Holdings	26,100	343,843
CK Infrastructure Holdings	20,000	186,537
CLP Holdings	35,500	378,370
COSCO SHIPPING Ports	56,000	68,541
CSPC Pharmaceutical Group	122,000	190,244
CT Environmental Group	250,000	44,810
Esprit Holdings	75,800	37,362
First Pacific	102,000	76,394
Fullshare Holdings	117,500	46,935
Future World Financial Holdings *	720,000	12,352
Galaxy Entertainment Group	370,498	2,293,437
Geely Automobile Holdings	280,000	647,411
Global Brands Group Holding *	544,000	51,539
GOME Electrical Appliances Holding	371,000	44,649
G-Resources Group	1,956,000	25,543
Guangdong Investment	72,000	101,398
Guangnan Holdings	268,000	37,056
Guangzhou Automobile Group, Cl H	206,000	442,551
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	58,022
Guangzhou R&F Properties	40,000	71,491
Haier Electronics Group	217,043	559,919
Hang Lung Group	13,000	49,432
Hang Seng Bank	21,700	472,295
Henderson Land Development	14,470	83,736
HK Electric Investments & HK Electric Investments (B)	111,500	105,779
HKT Trust & HKT	188,000	246,469
Hong Kong & China Gas	141,900	268,510
Hong Kong Exchanges & Clearing	10,500	299,508
Hongkong Land Holdings	12,600	94,752
Hopewell Holdings	60,000	230,066
Hua Han Health Industry Holdings *(C)	564,000	—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
Hysan Development	19,000	$91,950
Jardine Matheson Holdings	1,600	102,096
Jardine Strategic Holdings	500	20,400
Jiangsu Expressway, Cl H	44,000	63,881
Kerry Properties	18,500	64,897
Kingboard Chemical Holdings	133,000	599,375
KuangChi Science *	201,000	70,510
Kunlun Energy	126,000	125,664
Lee & Man Paper Manufacturing	165,000	175,968
Lenovo Group	8,000	4,957
Leoch International Technology	128,000	28,023
Li & Fung	58,000	21,237
Link ‡	20,000	162,595
Longfor Properties	39,500	99,220
Luye Pharma Group	40,000	22,687
Luzheng Futures, Cl H	43,000	9,029
Man Wah Holdings	100,000	86,419
MGM China Holdings	40,800	80,338
Minmetals Land	108,000	13,965
MTR	53,500	309,255
New World Development	603,000	815,240
Nexteer Automotive Group	112,360	193,913
Nine Dragons Paper Holdings	130,000	193,732
Orient Overseas International	1,500	13,971
PCCW	275,000	154,914
Red Star Macalline Group, Cl H (B)	52,000	53,992
Road King Infrastructure	20,000	26,323
Shanghai Industrial Holdings	23,000	66,549
Shangri-La Asia	58,000	94,305
Shenzhen International Holdings	40,780	69,856
Sino Biopharmaceutical	210,000	185,512
Sino Land	32,000	52,850
SJM Holdings	104,000	104,123
SSY Group	76,690	33,874
Superb Summit International Group *(C)	75,000	—
Swire Pacific, Cl A	4,000	39,893
Swire Properties	17,800	61,530
Techtronic Industries	40,500	180,183
Television Broadcasts	15,400	56,388
Tibet Water Resources	142,000	57,085
Tong Ren Tang Technologies, Cl H	38,000	55,073
Tonly Electronics Holdings	800	835
Town Health International Medical Group	1,086,000	82,033
TPV Technology	298,000	69,819

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
Truly International Holdings	220,000	$73,795
VTech Holdings	9,000	130,204
Welling Holding	122,000	26,553
West China Cement *	406,000	58,217
WH Group (B)	768,500	721,194
Wharf Holdings	13,000	110,597
Wheelock	9,000	67,868
Yip’s Chemical Holdings	20,000	8,322
Yue Yuen Industrial Holdings	19,000	78,449
Yuexiu Property	346,000	65,118
Yuzhou Properties	418,000	248,313

		20,626,805

HUNGARY — 0.0%
OTP Bank	5,336	198,609

INDIA — 1.7%
ACC	3,383	91,400
Amara Raja Batteries	3,708	48,229
Ambuja Cements	16,467	67,548
Apollo Hospitals Enterprise	12,460	244,534
Ashok Leyland	38,492	65,702
Asian Paints	3,335	60,393
Axis Bank	12,909	104,598
Bajaj Auto	1,435	62,825
Bajaj Finserv	1,143	88,941
Balrampur Chini Mills	27,914	71,970
Bank	50,237	39,664
Bharat Financial Inclusion *	14,996	197,480
Bharat Petroleum	19,802	145,429
Bharti Airtel	63,826	416,826
Bharti Infratel	20,247	126,687
Bosch	210	79,147
Cadila Healthcare	9,430	79,914
Castrol India	10,875	67,919
CESC	5,541	81,429
Cipla	7,606	66,407
Colgate-Palmolive India	4,423	74,431
Container of India	4,952	88,297
Cummins India	4,414	67,963
Dabur India	12,231	59,104
Edelweiss Financial Services	63,841	203,959
Eicher Motors	1,080	506,424
Garware Wall Ropes	10,689	147,894
GlaxoSmithKline Consumer Healthcare	677	57,722

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Glenmark Pharmaceuticals	5,335	$57,969
Godrej Consumer Products	13,000	210,195
Grasim Industries	4,037	67,342
Havells India	12,289	90,571
HCL Technologies	5,327	74,145
HDFC Bank ADR	29,941	2,897,690
Hero MotoCorp	1,088	62,001
Hindustan Petroleum	89,595	535,185
Hindustan Unilever	12,631	227,560
Housing Development &
Infrastructure *	64,905	87,769
Housing Development Finance	7,735	215,738
ICICI Bank ADR	24,165	224,972
Indiabulls Real Estate *	58,555	207,380
Indian Oil	66,358	380,297
IndusInd Bank	3,140	80,554
Infinite Computer Solutions India *	1,428	4,640
Infosys ADR	18,260	288,508
InterGlobe Aviation (B)	3,998	80,441
ION Exchange India	1,592	14,199
ITC	83,768	372,476
Jindal Stainless Hisar *	18,382	46,663
JSW Steel	27,960	96,431
Kalpataru Power Transmission	1,686	9,160
KAMA Holdings	209	9,548
Kotak Mahindra Bank	4,873	77,606
Larsen & Toubro	5,370	99,944
LIC Housing Finance	9,616	103,495
Lupin	2,367	38,078
Mahindra & Mahindra	4,827	105,590
Marico	15,908	82,998
Maruti Suzuki India	3,766	454,967
Motherson Sumi Systems *	64,833	328,454
Nestle India	523	55,170
NHPC	141,670	67,024
NMDC	26,177	51,721
NTPC	65,095	166,616
OCL India *	695	13,383
Oil & Natural Gas	82,056	216,680
Oracle Financial Services Software	1,104	62,343
Petronet LNG	19,562	62,192
Pidilite Industries *	5,818	72,177
Piramal Enterprises	2,368	108,985
Polyplex	15,172	109,158
Power Grid Corp of India	235,399	819,385

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Rain Industries	57,637	$116,664
Rajesh Exports	8,965	99,389
Reliance Industries	123,723	3,115,097
Sharda Motor Industries	1,447	59,592
Shree Cement	258	74,811
Shriram Transport Finance	3,776	59,862
Sun Pharmaceutical Industries	16,409	135,989
Sundaram-Clayton	287	20,278
Tata Communications	7,659	80,123
Tata Power	92,670	118,454
Tech Mahindra	8,817	53,031
Technocraft Industries India *	1,085	7,783
Titan	13,465	114,235
TVS Srichakra *	1,356	76,338
UltraTech Cement	1,100	69,564
United Spirits *	5,224	206,489
UPL	22,781	311,488
Vardhman Textiles *	13,914	264,317
Venky’s India *	94	3,099
Vijaya Bank	36,084	39,374
West Coast Paper Mills	36,923	116,062
Wipro	21,798	98,013
Zee Entertainment Enterprises	8,197	69,223

		18,159,511

INDONESIA — 0.4%
Adaro Energy	579,300	77,608
AKR Corporindo	102,100	52,874
Aneka Tambang Persero *	938,800	48,617
Astra International	322,100	192,791
Bank Central Asia	588,340	825,725
Bumi Serpong Damai	1,303,996	175,184
Ciputra Development	962,800	74,790
Gajah Tunggal	1,143,000	82,354
Garuda Indonesia Persero *	1,242,600	32,268
Gudang Garam	17,000	97,095
Hanjaya Mandala Sampoerna	169,000	45,028
Hanson International *	4,952,300	48,319
Indo Tambangraya Megah	165,200	247,974
Indofood Sukses Makmur	122,700	77,125
Indosat	126,900	61,907
Japfa Comfeed Indonesia	1,504,700	131,565
Jasa Marga Persero	200,300	87,943
Kalbe Farma	2,321,200	302,258
Lippo Karawaci	2,046,800	109,836
Mandala Multifinance	334,400	26,227

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
INDONESIA (continued)
Matahari Department Store	66,957	$63,696
Mitra Keluarga Karyasehat	292,000	49,090
Mitra Pinasthika Mustika	171,500	10,876
Perusahaan Gas Negara Persero	985,300	166,386
Petrosea *	162,400	11,884
PP Properti	1,920,000	29,973
Samindo Resources TBK	564,700	28,608
Samudera Indonesia	15,400	6,848
Saratoga Investama Sedaya	30,600	7,303
Semen Baturaja Persero TBK, Cl B	229,300	56,791
Semen Indonesia Persero	184,800	138,004
Sitara Propertindo *	1,026,600	53,549
Sugih Energy *(C)	2,112,200	6,341
Summarecon Agung	555,300	40,843
Supreme Cable Manufacturing	11,800	7,705
Telekomunikasi Indonesia Persero	1,944,581	684,486
Tower Bersama Infrastructure	78,000	39,515
Unilever Indonesia	18,800	69,068
United Tractors	140,100	316,497
Waskita Beton Precast	1,577,700	57,547
Waskita Karya Persero	262,800	47,140
Wijaya Karya Persero	230,500	35,983

		4,725,621

IRELAND — 0.7%
Accenture PLC, Cl A	7,352	947,085
Bank of Ireland Group PLC *	20,325	169,626
C&C Group PLC	940	3,405
CRH PLC	8,173	287,304
Dalata Hotel Group PLC *	7,190	40,429
Experian PLC	12,077	240,131
Hibernia PLC ‡	41,039	68,160
Icon PLC *	2,894	303,725
Irish Continental Group PLC	9,033	57,423
Irish Residential Properties PLC ‡	44,767	71,014
Kerry Group PLC, Cl A	2,546	230,115
Paddy Power Betfair PLC	829	83,063
Ryanair Holdings PLC ADR *	38,717	4,387,798
Seagate Technology PLC	15,300	504,288

		7,393,566

ISRAEL — 0.3%
Alony Hetz Properties & Investments	9,123	90,891
Amot Investments	15,663	83,082
Azrieli Group	2,442	133,371
Bank Hapoalim	38,928	269,667

COMMON STOCK — continued

	Shares	Value
ISRAEL (continued)
Bezeq The Israeli Telecommunication	175,628	$260,637
Check Point Software Technologies *	1,200	126,936
Delek Automotive Systems	7,068	58,489
Elbit Systems	3,320	419,702
Frutarom Industries	2,610	184,835
Israel Chemicals	42,907	204,941
Israel Discount Bank, Cl A *	153,350	395,470
Jerusalem Oil Exploration *	1,795	95,464
Kenon Holdings *	7	97
Melisron	1,774	90,412
Mellanox Technologies *	1,200	56,340
Mizrahi Tefahot Bank	3,810	68,845
Nice	891	66,201
Oil Refineries	133,566	62,109
Paz Oil	1,185	197,952
Strauss Group *	4,442	85,067
Teva Pharmaceutical Industries ADR	7,677	246,969
Tower Semiconductor *	3,845	102,363

		3,299,840

ITALY — 1.2%
Amplifon	15,178	218,127
Ansaldo STS	5,099	70,019
Assicurazioni Generali	11,532	209,278
Atlantia	13,217	401,952
Azimut Holding	20,893	468,444
Banca Monte dei Paschi di Siena *(C)	1,217	—
Brembo	8,640	132,964
Cementir Holding	14,211	101,274
CNH Industrial	343,500	3,985,013
Davide Campari-Milano	31,570	233,765
De’ Longhi	4,306	141,607
Ei Towers	6,519	398,977
Enel	220,003	1,256,356
Eni	102,825	1,627,448
ERG	4,679	66,911
EXOR	2,407	144,180
Ferrari	1,926	203,147
Infrastrutture Wireless Italiane (B)	61,354	395,837
Interpump Group	5,761	175,475
Intesa Sanpaolo	99,891	344,346
Italgas	13,912	76,581
Leonardo	8,392	146,334

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY (continued)
Luxottica Group	3,463	$200,342
Maire Tecnimont	76,231	427,566
Moncler	11,137	299,275
Parmalat	32,571	118,063
Pfeiffer Vacuum Technology	714	121,079
Poste Italiane (B)	7,701	56,704
Recordati	8,067	344,744
Reply	277	58,598
Snam	34,816	164,695
Tenaris	6,312	100,052
Terna Rete Elettrica Nazionale	37,092	211,907

		12,901,060

JAPAN — 4.8%
Activia Properties ‡	20	89,891
Advance Residence Investment ‡	37	90,415
Aeon	9,200	138,736
Aeon Mall	5,300	101,005
Aica Kogyo	3,700	118,976
Air Water	8,000	155,508
Aisin Seiki	1,500	78,235
Ajinomoto	4,200	84,537
Alfresa Holdings	5,700	105,061
ANA Holdings	28,000	96,131
Asahi Group Holdings	3,300	134,670
Asahi Intecc	4,059	182,617
Asahi Kasei	13,000	149,109
Astellas Pharma	18,400	234,997
Bridgestone	2,900	122,503
Brother Industries	26,900	688,086
Calbee	4,000	165,994
Canon	8,400	292,356
Central Japan Railway	800	128,804
Chiba Bank	12,000	86,208
Chubu Electric Power	21,600	283,899
Chugai Pharmaceutical	3,305	132,955
Chugoku Electric Power	7,300	80,055
Citizen Watch	9,900	73,726
Concordia Financial Group	14,000	70,708
Cosmo Energy Holdings	700	12,127
Credit Saison	3,800	73,211
Dai Nippon Printing	8,000	88,312
Daicel	12,000	156,633
Daifuku	11,936	413,042
Dai-ichi Life Holdings	6,100	105,738
Daito Trust Construction	1,100	185,986

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Daiwa House Investment, Cl A ‡	38	$94,168
East Japan Railway	1,500	140,823
Eisai	3,000	161,068
Fancl	7,300	157,065
FANUC	700	143,276
Fast Retailing	200	60,084
FP	2,000	109,393
Frontier Real Estate Investment ‡.	9	38,491
FUJIFILM Holdings	8,500	312,490
Fujitsu	14,000	104,601
Fukuoka Financial Group	10,000	46,170
GLP J-Reit ‡	84	91,433
Hachijuni Bank	8,400	53,412
Heiwa	14,900	328,288
Hirose Electric	840	114,596
Hiroshima Bank	22,000	94,190
Hisamitsu Pharmaceutical	2,100	98,671
Hitachi Chemical	4,100	116,962
Hokkaido Electric Power	11,000	82,915
Hokkoku Bank	14,000	56,637
Hokuetsu Kishu Paper	22,000	154,456
Hokuriku Electric Power	4,700	43,528
Honda Motor	6,100	171,970
Hoshizaki	3,200	310,000
House Foods Group	6,400	165,333
Idemitsu Kosan	3,400	82,560
ITOCHU	105,900	1,662,297
Itochu Techno-Solutions	13,035	454,029
Itoham Yonekyu Holdings	19,000	176,652
Izumi	8,892	464,583
Japan Exchange Group	3,800	68,283
Japan Hotel Investment, Cl A ‡	127	91,813
Japan Lifeline	7,135	328,775
Japan Post Holdings	4,000	50,469
Japan Prime Realty Investment ‡	24	90,235
Japan Real Estate Investment ‡	23	120,794
Japan Retail Fund Investment ‡	55	105,066
JSR	2,800	49,475
JXTG Holdings	128,750	572,482
Kaken Pharmaceutical	12,400	661,363
Kamigumi	7,000	75,051
Kanamoto	8,635	310,169
Kandenko	30,000	321,103
Kaneka	12,000	96,440
Kao	3,200	194,882

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
KDDI	34,200	$905,837
Keio	15,000	125,720
Kewpie	4,500	113,230
Keyence	4,768	2,206,570
Kintetsu Group Holdings	3,000	11,511
Kirin Holdings	7,000	154,325
Kobayashi Pharmaceutical	3,800	236,455
Koito Manufacturing	8,927	523,093
Konami Holdings	1,700	88,666
Kose	4,084	454,910
Kuraray	8,600	167,717
Kusuri no Aoki Holdings	5,534	304,698
Kyowa Exeo	16,800	287,099
Kyowa Hakko Kirin	6,800	123,485
Kyushu Financial Group	7,810	49,094
LINE *	34,285	1,273,501
LINE ADR *	17,052	626,832
M&A Capital Partners *	4,954	225,580
M3	2,700	72,860
Makita	2,600	101,764
Maruichi Steel Tube	1,800	55,594
Mebuki Financial Group	64,870	250,077
MEIJI Holdings	1,100	87,705
MINEBEA MITSUMI	16,090	266,063
Miraca Holdings	2,200	100,576
Mitsubishi Chemical Holdings	18,900	159,264
Mitsubishi Estate	16,000	291,133
Mitsubishi Gas Chemical	4,500	104,372
Mitsubishi Motors	7,700	55,736
Mitsubishi Tanabe Pharma	6,100	145,466
Mitsui	24,148	351,558
Miura	8,100	164,065
Mizuho Financial Group	428,400	763,189
Morinaga	5,229	299,762
Morinaga Milk Industry	37,000	270,507
MS&AD Insurance Group Holdings	2,200	77,268
NEC	19,000	51,703
NH Foods	6,000	177,695
Nichias	17,549	213,144
Nichirei	6,634	186,543
Nidec	1,100	121,330
Nifco	5,175	298,544
Nihon M&A Center	7,978	320,220
Nintendo	600	203,982
Nippon Building Fund ‡	24	129,530

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Nippon Prologis ‡	49	$103,338
Nippon Shinyaku	1,000	63,223
Nippon Telegraph & Telephone	58,400	2,855,241
Nissan Chemical Industries	2,200	73,337
Nisshin Seifun Group	9,900	162,717
Nissin Foods Holdings	900	56,574
Nitori Holdings	2,100	296,395
NOF	23,000	312,939
NOK	14,561	334,159
Nomura Real Estate Holdings	4,800	95,264
Nomura Real Estate Master Fund ‡	81	114,838
Nomura Research Institute	1,430	53,571
Noritz	3,800	74,625
NS Solutions	7,400	155,927
NTT Data	5,000	54,560
NTT DOCOMO	26,700	620,728
Obic	1,100	68,747
Odakyu Electric Railway	6,000	118,917
Okinawa Electric Power	5,610	132,356
Olympus	27,240	990,815
Ono Pharmaceutical	5,000	109,574
Onward Holdings	8,000	58,053
Oracle Japan	1,900	127,706
Oriental Land	700	50,758
Orix JREIT ‡	64	97,180
Osaka Gas	60,000	240,283
Otsuka	1,300	85,256
Otsuka Holdings	5,700	251,277
Paltac	10,252	371,972
Plenus	6,300	147,664
Pola Orbis Holdings	7,310	203,230
Recruit Holdings	94,358	1,633,901
Resona Holdings	144,500	745,012
Ricoh	5,700	53,616
Rohm	2,300	178,375
Rohto Pharmaceutical	3,200	64,758
Ryohin Keikaku	1,322	338,160
Santen Pharmaceutical	5,400	76,265
Sawai Pharmaceutical	800	45,136
SCREEN Holdings	4,100	275,205
Sekisui House	3,700	64,153
Seria	3,929	194,944
Seven & i Holdings	5,400	217,724
Seven Bank	19,500	77,296
Sharp *	50,000	175,972

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Shimadzu	4,000	$78,806
Shimamura	500	62,225
Shin-Etsu Chemical	3,700	339,308
Shinsei Bank	46,000	75,940
Shizuoka Bank	5,000	44,673
Showa Shell Sekiyu	8,600	93,688
Sinfonia Technology	92,864	390,846
SoftBank Group	10,300	836,930
Sompo Holdings	2,900	113,954
Start Today	14,881	420,466
Sumitomo	75,900	1,026,848
Sumitomo Metal Mining	6,000	90,807
Sumitomo Mitsui Financial Group	6,700	254,946
Sumitomo Osaka Cement	33,000	154,755
Sundrug	800	29,825
Suruga Bank	4,200	101,414
Suzuki Motor	14,900	706,853
T&D Holdings	4,500	66,615
Taiheiyo Cement	18,000	67,758
Taisho Pharmaceutical Holdings	1,300	97,519
Takashimaya	10,000	91,614
Takeda Pharmaceutical	7,300	386,173
TechnoPro Holdings	9,309	399,820
Teijin	3,000	60,357
Terumo	3,100	117,398
Toho Gas	19,000	128,741
Tohoku Electric Power	11,000	149,866
Tokai Rika	27,400	504,779
Tokio Marine Holdings	2,700	113,760
Tokuyama	49,000	223,566
Tokyo Electron	7,300	1,031,317
Tokyo Gas	72,000	382,123
Tokyo Tatemono	27,777	378,440
Toray Industries	15,000	135,652
TOTO	500	20,160
Toyo Suisan Kaisha	2,000	72,747
Toyota Motor	9,860	557,551
Trend Micro	1,400	70,098
Ulvac	3,200	171,836
United Urban Investment ‡	70	104,386
USS	6,900	139,383
Wacoal Holdings	9,000	126,536
West Japan Railway	200	14,364
Yahoo Japan	12,900	58,506
Yamaguchi Financial Group	5,000	58,914

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Yaskawa Electric	16,887	$453,557
Yokogawa Electric	4,800	80,940

		51,053,246

MALAYSIA — 0.7%
AirAsia	570,800	430,616
Allianz Malaysia	8,400	28,448
Astro Malaysia Holdings	94,800	57,126
Axiata Group	66,174	71,560
Batu Kawan	1,800	8,030
British American Tobacco Malaysia	4,900	50,356
Bumi Armada *	253,300	41,413
Capitaland Malaysia Mall Trust ‡	92,100	33,127
CSC Steel Holdings	92,900	36,887
Datasonic Group	199,700	54,572
Dialog Group	101,400	45,709
DiGi.Com	78,500	88,007
Favelle Favco	44,500	30,453
Fraser & Neave Holdings	6,400	37,221
Gamuda	34,900	43,202
Genting	171,800	390,026
Genting Malaysia	298,036	417,661
Hai-O Enterprise, Cl O	48,300	48,283
HAP Seng Consolidated	16,100	34,219
Hartalega Holdings	45,800	75,629
Heineken Malaysia	8,900	37,375
Hengyuan Refining *	78,300	143,743
Hong Leong Bank	24,116	88,432
Hua Yang	46,000	8,810
I-BHD	118,300	16,164
IGB ‡	100,100	40,213
IHH Healthcare	114,200	157,370
IJM	102,000	82,667
JCY International	131,600	17,520
Kim Loong Resources	13,000	12,145
KLCCP Stapled Group	34,200	62,385
Kuala Lumpur Kepong	9,700	56,186
Kumpulan Fima	93,900	41,451
Lafarge Malaysia	35,900	47,878
Land & General	133,600	7,177
Magnum	50,700	20,249
Malayan Banking	47,600	106,062
Malaysian Pacific Industries	143,700	476,595
MISC	36,400	62,828
My EG Services	212,100	107,003

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
MALAYSIA (continued)
Padini Holdings	241,300	$210,782
Petron Malaysia Refining & Marketing	38,300	80,509
Petronas Chemicals Group	119,200	193,493
Petronas Dagangan	26,100	144,963
PPB Group	18,700	73,638
Public Bank	104,394	494,478
Selangor Properties	6,900	7,832
Southern Steel	24,100	9,400
SP Setia Group	42,600	32,934
Success Transformer	26,600	22,677
Sunway ‡	158,316	106,638
Sunway Construction Group	1,680	836
Suria Capital Holdings	14,800	7,225
Telekom Malaysia	64,900	96,406
Tenaga Nasional	503,700	1,661,157
Tong Herr Resources	43,200	36,021
Top Glove	36,500	48,934
Unisem M	581,900	521,896
ViTrox	29,200	31,099
Yinson Holdings	102,500	84,988
YTL Power International	219,900	71,905

		7,552,609

MEXICO — 0.6%
Alpek, Cl A *	44,400	51,028
America Movil ADR, Cl L	27,487	485,970
Arca Continental	37,206	276,602
Banregio Grupo Financiero	3,800	24,906
Bio Pappel *	51,718	77,247
Cemex *	1	1
Cemex ADR *	61,358	595,786
Cia Minera Autlan	36,091	33,248
Coca-Cola Femsa	6,900	58,723
Concentradora Fibra Danhos ‡	25,800	46,303
Concentradora Hipotecaria SAPI ‡	36,100	46,619
El Puerto de Liverpool	8,400	75,495
Genomma Lab Internacional, Cl B *	19,000	24,387
Gentera	49,400	74,922
Gruma, Cl B	3,300	45,500
Grupo Aeroportuario del Pacifico, Cl B	33,400	382,132
Grupo Aeroportuario del Sureste, Cl B	10,338	219,803
Grupo Bimbo, Ser A	18,400	46,273
Grupo Elektra DE	3,620	161,785
Grupo Financiero Banorte, Cl O	126,852	840,739

COMMON STOCK — continued

	Shares	Value
MEXICO (continued)
Grupo Financiero Inbursa, Cl O	1,926	$3,461
Grupo Industrial Saltillo	12,294	28,245
Grupo Lala, Cl B	27,800	54,686
Grupo Mexico	104,600	340,490
Grupo Sanborns	10,483	12,690
Grupo Televisa	23,000	122,684
Grupo Televisa ADR	6,900	183,678
Industrias Penoles	6,500	159,556
Infraestructura Energetica Nova	61,957	350,808
Inmobiliaria Vesta	27,100	40,949
Kimberly-Clark de Mexico, Cl A	21,300	42,833
Macquarie Mexico Real Estate Management ‡	39,400	48,557
Mexichem	145,349	414,757
Nemak (B)	66,000	59,540
Organizacion Cultiba	32,265	29,361
PLA Administradora Industrial S de RL ‡	58,500	101,966
Prologis Property Mexico ‡	240,265	473,850
Promotora y Operadora de Infraestructura	28,751	315,425
Wal-Mart de Mexico	91,531	211,829

		6,562,834

NETHERLANDS — 2.2%
Aalberts Industries	11,983	523,442
ABN AMRO Group (B)	2,780	78,687
Accell Group	2,307	70,351
Aegon	133,200	747,253
Akzo Nobel	3,685	333,366
Altice, Cl A *	163,692	4,041,240
Altice, Cl B *	4,835	119,624
APERAM	5,604	272,425
ASM International	2,408	144,981
ASML Holding	17,590	2,668,464
ASML Holding, Cl G	4,908	737,820
Basic-Fit * (B)	2,004	37,578
Boskalis Westminster	2,647	94,710
Cimpress *	1,100	97,064
Core Laboratories	5,411	543,968
Eurocommercial Properties ‡	1,243	50,302
Euronext (B)	1,166	68,187
Gemalto	504	25,691
ING Groep	107,974	2,021,461
InterXion Holding *	1,200	57,444
James Hardie Industries	18,672	286,205
Koninklijke Ahold Delhaize	9,927	203,243

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS (continued)
Koninklijke DSM	4,918	$363,171
Koninklijke KPN	95,353	345,860
Koninklijke Philips Electronics	50,616	1,940,178
Koninklijke Vopak	1,666	79,411
LyondellBasell Industries, Cl A	9,600	864,864
NN Group	45,703	1,855,193
Refresco Group (B)	5,145	100,556
RELX	21,562	453,835
Royal Dutch Shell, Cl A	33,400	939,970
SBM Offshore	3,985	68,922
TKH Group	1,362	83,341
TomTom *	36,033	383,176
Unilever	22,331	1,303,263
Vastned Retail ‡	930	42,496
Wessanen	8,670	152,926
Wolters Kluwer	5,236	233,151
Yandex, Cl A *	20,384	590,728

		23,024,547

NEW ZEALAND — 0.1%
a2 Milk *	50,769	168,142
Auckland International Airport	30,774	160,854
Contact Energy	9,672	38,933
EBOS Group	2,955	40,146
Fletcher Building	23,167	139,013
Goodman Property Trust ‡	56,953	53,678
Heartland Bank	73,546	100,524
Infratil	18,285	42,432
Mercury NZ	18,716	48,914
Precinct Properties New Zealand ‡	52,735	49,901
Property for Industry ‡	36,302	44,984
Ryman Healthcare	6,555	43,419
SKYCITY Entertainment Group	33,207	100,751
Spark New Zealand	50,521	142,280
Summerset Group Holdings	10,482	38,179
Trade Me Group	10,649	43,746
Xero *	7,130	141,255
Z Energy	25,533	148,416

		1,545,567

NORWAY — 0.3%
AF Gruppen	1,866	35,479
Atea	13,329	163,585
DNB	16,888	332,053
Entra (B)	15,634	207,781
Gjensidige Forsikring	8,858	153,438
Kongsberg Gruppen	7,589	128,850

COMMON STOCK — continued

	Shares	Value
NORWAY (continued)
Nordic Nanovector *	2,493	$26,586
Nordic Semiconductor *	27,370	135,408
Orkla	29,498	303,877
Salmar	2,099	54,591
Schibsted, Cl B	7,746	181,266
Skandiabanken (B)	28,291	318,428
Statoil	9,933	186,208
Telenor	17,668	353,457
TGS NOPEC Geophysical	3,128	66,118
Tomra Systems	8,778	125,036
Wilh Wilhelmsen Holding, Cl A	2,203	69,064
Wilh Wilhelmsen Holding, Cl B	1,978	61,004
XXL (B)	9,571	93,119
Yara International	9,963	396,982

		3,392,330

PAKISTAN — 0.0%
United Bank	69,900	137,983

PANAMA — 0.1%
Copa Holdings, Cl A	7,000	878,220

PERU — 0.0%
Credicorp	2,491	461,184
Empresa Siderurgica del Peru
SAA *	53,892	5,987

		467,171

PHILIPPINES — 0.3%
Aboitiz Equity Ventures	54,000	81,278
Aboitiz Power	110,300	85,250
ABS-CBN Holdings	52,500	45,519
Bank of the Philippine Islands	26,170	54,248
BDO Unibank	28,710	71,633
Bloomberry Resorts *	1,200,900	209,432
Cebu Air	35,240	70,536
D&L Industries	176,200	42,810
DMCI Holdings	154,800	49,391
DoubleDragon Properties *	43,330	39,500
EEI	375,500	94,508
Emperador	333,500	49,503
Globe Telecom	1,085	45,499
GT Capital Holdings	1,845	44,352
Integrated Micro-Electronics	11,000	2,878
Jollibee Foods	24,440	108,977
Lopez Holdings	1,340,500	185,959
LT Group	134,000	46,738

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
PHILIPPINES (continued)
Manila Electric	10,320	$57,061
Manila Water	79,900	50,670
Metro Pacific Investments	1,478,656	198,971
Metropolitan Bank & Trust	29,740	51,276
Pepsi-Cola Products Philippines	280,000	17,756
Philex Mining	206,900	36,246
PLDT	2,845	92,296
Robinsons Land	78,100	39,778
San Miguel	106,590	214,616
San Miguel Pure Foods	18,470	112,738
Semirara Mining & Power, Cl A	19,290	64,797
SM Investments	6,620	105,873
SM Prime Holdings	593,446	410,449
Top Frontier Investment Holdings *	6,260	37,838
Universal Robina	40,250	128,423

		2,946,799

POLAND — 0.3%
Agora	19,801	87,558
AmRest Holdings *	382	39,292
Asseco Poland	10,123	127,306
Budimex	623	38,291
Ciech	1,858	29,866
Cyfrowy Polsat	12,474	88,809
Energa	17,333	61,364
Eurocash	4,385	43,329
Fabryki Mebli Forte	3,528	66,493
Grupa Kety	447	52,032
Grupa Lotos *	6,147	82,946
ING Bank Slaski *	2,169	119,436
Jastrzebska Spolka Weglowa *	9,999	230,193
KRUK	1,317	125,995
Marvipol	9,759	32,704
Orange Polska	41,350	62,673
PGE Polska Grupa Energetyczna	225,738	822,406
Polski Koncern Naftowy ORLEN	25,515	754,647
Polskie Gornictwo Naftowe i Gazownictwo	15,801	29,354
Powszechna Kasa Oszczednosci Bank Polski	23,763	243,396
Powszechny Zaklad Ubezpieczen	7,346	90,483
Tauron Polska Energia	244,842	259,431
Trakcja	42,991	162,602
Zespol Elektrowni Patnow Adamow Konin	9,427	49,524

		3,700,130

COMMON STOCK — continued

	Shares	Value
PORTUGAL — 0.1%
Banco Comercial Portugues, Cl R *	794,974	$227,179
Banco Espirito Santo *(C)	66,989	—
CTT-Correios de Portugal	23,119	150,881
EDP-Energias de Portugal	51,164	181,703
Galp Energia SGPS	12,796	205,102
Jeronimo Martins SGPS	10,329	203,281
Navigator	46,046	198,413
NOS SGPS	37,360	237,939
Pharol SGPS *	220,092	86,240
REN-Redes Energeticas Nacionais SGPS	5,278	17,120
Semapa-Sociedade de Investimento e Gestao	2,573	49,968

		1,557,826

PUERTO RICO — 0.0%
OFG Bancorp	17,400	174,870
Popular	4,500	189,630
Triple-S Management, Cl B *	2,300	35,604

		400,104

RUSSIA — 0.6%
Gazprom Neft PJSC ADR	8,357	139,144
Lenta GDR *	4,460	26,760
LUKOIL PJSC ADR	23,660	1,110,510
Magnit PJSC GDR	638	23,415
Magnitogorsk Iron & Steel GDR	15,533	115,566
Mail.Ru Group GDR *	10,863	299,927
MegaFon PJSC GDR	3,302	31,798
Mobile TeleSystems PJSC ADR	12,200	104,554
Moscow Exchange MICEX-RTS PJSC *	16,326	29,403
Novatek GDR	1,875	196,125
Novolipetsk Steel GDR	2,703	56,466
PhosAgro PJSC GDR	3,200	44,160
QIWI ADR	4,700	86,057
Rostelecom *	15,333	101,198
Sberbank of Russia PJSC ADR	189,454	2,207,139
Severstal PJSC GDR	13,900	192,623
Surgutneftegas ADR	23,300	113,238
Tatneft PJSC ADR	21,300	821,754
VTB Bank PJSC GDR	79,310	153,068
X5 Retail Group GDR *	21,663	837,925

		6,690,830

SINGAPORE — 0.4%
Ascendas ‡	92,000	183,301
CapitaLand Mall Trust ‡	66,000	97,893

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE (continued)
City Developments	6,600	$54,840
ComfortDelGro	21,000	35,797
Cordlife Group *	46,200	30,853
Dairy Farm International Holdings	30,700	247,442
DBS Group Holdings	17,000	271,217
Ezion Holdings *	171,200	30,320
Flex *	102,833	1,644,300
Genting Singapore	256,000	220,079
Haw Par	9,100	70,643
Hutchison Port Holdings Trust, Cl U	100,500	47,738
Keppel ‡	47,560	40,711
Keppel Infrastructure Trust	124,000	50,326
M1	55,000	73,258
Olam International	55,500	79,862
Raffles Medical Group	35,200	33,378
SATS	19,700	70,214
Sheng Siong Group	70,400	49,093
Singapore Airlines	6,400	49,069
Singapore Post	96,000	93,156
Singapore Press Holdings	84,300	181,023
Singapore Technologies Engineering	31,000	86,241
Singapore Telecommunications	105,800	309,948
Suntec ‡	27,900	39,117
United Overseas Bank	6,900	122,149
Wilmar International	102,700	253,122

		4,465,090

SOUTH AFRICA — 0.8%
AECI	7,859	63,212
Allied Electronics, Cl A *	11,536	10,609
AngloGold Ashanti	4,578	46,236
ArcelorMittal South Africa *	13,249	5,057
Ascendis Health	20,229	30,699
Attacq *	32,169	43,645
AVI	8,181	60,836
Bid	23,414	562,025
Bidvest Group	8,574	109,098
Blue Label Telecoms	34,283	44,041
Capitec Bank Holdings	4,886	318,766
Clicks Group	18,128	205,314
Comair	22,655	8,612
Combined Motor Holdings	9,963	16,632
Corporate Real Estate ‡	90,826	38,594
EOH Holdings	6,099	49,866
FirstRand	89,812	353,421

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA (continued)
Gold Fields	17,127	$68,852
Group	70,417	633,119
Group ADR	14,900	132,908
Growthpoint Properties ‡	50,597	95,137
Hosken Consolidated Investments	7,904	77,638
Hulamin	84,502	41,037
KAP Industrial Holdings	85,302	51,911
Kumba Iron Ore	12,085	180,192
Liberty Holdings	4,543	38,957
Life Healthcare Group Holdings	22,561	43,312
Mediclinic International	14,317	139,316
Merafe Resources	110,340	11,387
MiX Telematics ADR	3,265	26,577
MMI Holdings	15,937	24,972
Mondi	9,268	240,653
Mr Price Group	25,785	338,739
Naspers, Cl N	10,850	2,394,554
Netcare	49,850	92,863
Raubex Group	4,746	8,553
Remgro	11,726	190,188
Resilient ‡	8,077	80,312
Reunert	7,986	43,582
RMB Holdings	20,680	99,785
Sappi	18,058	119,635
Sasol	6,242	188,040
Sibanye Gold	11,242	14,339
SPAR Group	1,707	21,391
Standard Bank Group	53,971	670,524
Steinhoff International Holdings	11,058	55,379
Telkom SOC	21,436	105,808
Texton Property Fund ‡	45,653	26,501
Tiger Brands	4,784	145,022
Tongaat Hulett	3,919	35,316
Vodacom Group	8,826	119,256
Vukile Property Fund ‡	28,205	41,306
Wilson Bayly Holmes-Ovcon	11,880	123,859

		8,687,583

SOUTH KOREA — 2.8%
Amorepacific	3,564	902,903
AMOREPACIFIC Group	792	85,991
BGF retail	2,392	197,507
Busan City Gas	391	13,365
Celltrion *	3,413	330,915
Cheil Worldwide	3,148	57,247
CJ	523	90,668

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
CJ CheilJedang	430	$142,174
CJ Korea Express *	370	61,664
Coway	1,481	131,153
CrystalGenomics *	3,151	39,421
Daewon San Up	6,987	45,954
Daewoo Engineering & Construction *	9,587	70,164
Dong-A ST, Cl A	599	44,428
Dongbu Insurance	988	70,720
Dongil Industries	125	8,378
Dongkuk Steel Mill	4,661	59,770
Dongsuh	1,830	48,323
E-MART	703	159,566
Fila Korea	821	54,291
Green Cross	1,680	276,234
GS Engineering & Construction *	2,698	76,790
GS Holdings	8,010	539,703
GS Retail	1,656	71,624
Halla Holdings	736	43,408
Hanmi Science *	1,614	120,143
Hansae	2,944	68,927
Hansol Chemical	671	45,211
Hanssem	1,087	170,960
Hanwha Life Insurance	6,954	46,917
Hanwha Techwin	1,602	57,120
Hugel *	849	441,096
Hyosung	1,126	168,540
Hyundai Department Store	600	59,515
Hyundai Marine & Fire Insurance	24,357	988,166
Hyundai Merchant Marine *	7,033	48,959
Hyundai Mobis	769	169,049
Hyundai Motor	2,111	273,531
Hyundai Rotem *	2,876	48,188
Hyundai Steel	2,150	120,464
Industrial Bank of Korea	5,256	72,566
JB Financial Group	7,133	44,173
Kangnam Jevisco	214	7,745
Kangwon Land	3,083	101,936
KB Financial Group	5,300	281,328
KB Financial Group ADR	8,400	446,880
KCC	217	84,644
KEPCO Plant Service & Engineering	1,117	44,917
Kia Motors	2,565	83,892
Koh Young Technology	3,757	215,539
Kolon Industries	936	54,953

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
Korea Electric Power	15,759	$627,374
Korea Real Estate Investment & Trust	16,991	54,888
Korea Zinc	399	175,958
Korean Air Lines *	2,371	75,428
Korean Reinsurance	3,993	46,030
KT ADR	34,733	631,793
KT&G	13,021	1,326,477
LG	2,366	159,418
LG Chemical	926	271,416
LG Display	8,085	228,667
LG Display ADR	14,541	206,919
LG Electronics	8,790	527,062
Lotte Chemical	400	131,898
Lotte Chilsung Beverage	75	108,239
Lotte Confectionery	340	61,829
LOTTE Fine Chemical	1,448	55,964
LS	1,669	125,580
Macquarie Korea Infrastructure Fund	19,487	147,147
Mando	224	51,343
Medy-Tox	1,048	553,664
Meritz Fire & Marine Insurance	2,426	51,271
Mi Chang Oil Industrial	138	11,049
Mobase	7,991	56,627
NAVER	747	536,027
NongShim	172	49,108
Orion *	770	56,479
Orion Holdings	400	9,865
Poongsan	1,301	57,781
POSCO	110	32,635
POSCO Coated & Color Steel	663	18,929
POSCO ICT	12,756	73,181
S&T Holdings	1,394	20,554
S-1, Cl 1	746	61,464
Samsung Biologics * (B)	742	180,353
Samsung C&T	1,168	145,080
Samsung Card	1,780	63,148
Samsung Electronics	2,835	6,105,491
Samsung Electronics GDR	960	1,034,880
Samsung Engineering *	6,323	57,633
Samsung Fire & Marine Insurance	797	207,966
Samsung Life Insurance	1,874	210,167
Samsung SDI	4,487	675,626
Samsung SDS	3,558	569,128
SeAH Holdings	447	64,311

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
Sewon Precision Industry *	4,119	$60,733
Shinhan Financial Group	20,862	991,786
Shinsegae	255	54,233
SK Chemicals	1,021	62,498
SK Holdings	705	171,044
SK Hynix	32,066	1,891,208
SK Innovation	5,344	842,872
SK Materials	408	67,304
SK Telecom	702	174,395
SK Telecom ADR	26,055	710,259
SKC	2,119	68,642
S-Oil	2,522	262,556
Woori Bank	6,791	115,909
Yuhan	1,596	337,299

		29,614,305

SPAIN — 1.0%
Abertis Infraestructuras	14,402	284,548
Aena (B)	15,939	3,118,024
Almirall	9,931	96,166
Amadeus IT Group, Cl A	10,393	640,504
Axiare Patrimonio SOCIMI ‡	3,989	74,492
Bankia	30,144	152,798
Bankinter	8,632	84,180
Bolsas y Mercados Espanoles SHMSF	1,698	62,333
CaixaBank	44,860	234,512
Cellnex Telecom (B)	4,989	112,213
Distribuidora Internacional de Alimentacion	139,500	941,791
Ebro Foods	13,367	319,957
Enagas	5,059	143,043
Ercros	34,470	125,599
Ferrovial	8,886	191,923
Grifols	16,838	473,502
Grifols ADR	38,604	808,754
Grupo Catalana Occidente	3,014	134,227
Hispania Activos Inmobiliarios SOCIMI ‡	9,063	163,506
Iberdrola	27,869	219,854
Industria de Diseno Textil	14,801	588,543
Lar Espana Real Estate Socimi ‡	7,310	73,382
Merlin Properties Socimi ‡	9,897	133,329
Red Electrica	16,828	360,967
Repsol	24,950	418,226
Tecnicas Reunidas	742	26,321
Telefonica	46,391	525,011

COMMON STOCK — continued

	Shares	Value

SPAIN (continued)
Tubacex *	71,382	$278,856
Vidrala	1,121	87,452

		10,874,013

SWEDEN — 0.7%
Assa Abloy, Cl B	6,651	142,513
Atrium Ljungberg, Cl B	3,546	60,522
Attendo (B)	7,391	92,916
Autoliv	1,934	209,626
Axfood	9,380	158,002
BillerudKorsnas	9,996	158,103
BioGaia, Cl B	1,360	50,702
Boliden	4,034	126,709
Capio (B)	8,334	47,379
Castellum	12,285	190,959
Com Hem Holding	45,597	666,408
D Carnegie, Cl B *	3,963	57,429
Dometic Group (B)	13,847	117,053
Elekta, Cl B	17,533	168,841
Essity, Cl B *	11,785	341,706
Fabege	4,281	84,572
Hennes & Mauritz, Cl B	9,917	258,556
Hexpol	16,200	165,836
Holmen, Cl B	4,046	182,711
Hufvudstaden, Cl A	7,488	130,399
ICA Gruppen	2,088	83,688
Industrivarden, Cl A	2,480	64,259
Industrivarden, Cl C	3,779	91,739
International Petroleum *	3,622	12,561
Kindred Group	7,720	85,913
Kungsleden	12,978	85,354
L E Lundbergforetagen, Cl B	807	63,520
Lifco, Cl B	4,050	134,987
Lundin Petroleum *	10,867	247,253
Medivir, Cl B *	4,980	41,327
Mycronic	6,629	69,174
NetEnt	13,439	129,666
Nordea Bank	15,933	201,092
Pandox, Cl B	4,547	81,830
RaySearch Laboratories	1,629	39,949
Saab, Cl B	7,274	337,582
Securitas, Cl B	8,623	143,649
Skanska, Cl B	6,356	144,537
SKF, Cl B	4,224	84,022
Svenska Cellulosa SCA, Cl B	11,785	97,578
Svenska Handelsbanken, Cl A	7,273	108,278

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN (continued)
Swedbank, Cl A	33,058	$863,116
Swedish Match	1,677	58,989
Telefonaktiebolaget LM Ericsson, Cl A	16,111	104,463
Telefonaktiebolaget LM Ericsson, Cl B	47,623	309,374
Telia	92,128	433,038
Thule Group (B)	3,098	60,319
Vitrolife	1,845	149,450
Volvo, Cl B	7,150	121,501
Wihlborgs Fastigheter	2,520	61,300

		7,920,450

SWITZERLAND — 3.1%
Allreal Holding	1,039	189,007
Ascom Holding	5,181	102,607
Baloise Holding	1,092	175,497
Burckhardt Compression Holding	264	78,426
Cie Financiere Richemont	46,495	3,950,115
Coca-Cola HBC	11,425	345,500
Comet Holding	800	114,173
Credit Suisse Group	251,373	3,868,277
dormakaba Holding	343	305,772
Dufry *	1,218	194,109
EMS-Chemie Holding	499	347,306
Ferguson	1,455	86,906
Geberit	1,034	497,458
Givaudan	225	447,929
Inficon Holding	191	104,789
Julius Baer Group	37,203	2,104,560
Kuehne + Nagel International	9,883	1,721,182
LafargeHolcim	45,570	2,726,330
Mobimo Holding	450	128,445
Nestle	21,266	1,796,817
Novartis	11,522	981,863
Partners Group Holding	319	207,179
Roche Holding	3,391	858,841
Schindler Holding	1,683	363,074
SGS	161	355,983
Sika	41	282,605
STMicroelectronics	38,327	654,709
Straumann Holding	636	359,454
Sunrise Communications Group (B)	863	68,008
Swatch Group	4,001	528,406
Swiss Life Holding	4,257	1,554,083
Swiss Prime Site	2,633	237,581
Swiss Re	3,643	351,321

COMMON STOCK — continued

	Shares	Value

SWITZERLAND (continued)
Swisscom	928	$453,659
TE Connectivity	37,400	3,006,586
Temenos Group	22,183	2,145,003
UBS Group	3,977	69,179
Valora Holding	210	69,714
Vontobel Holding	2,109	140,353
Wizz Air Holdings * (B)	14,905	511,897
Zurich Insurance Group	1,478	450,607

		32,935,310

TAIWAN — 1.3%
Airmate Cayman International	66,000	64,917
AU Optronics	87,000	35,151
AU Optronics ADR	54,841	220,461
Cal-Comp Electronics Thailand	678,000	65,789
Cathay Financial Holding	367,686	599,101
Cheng Shin Rubber Industry	61,000	123,433
Chia Chang *	11,000	8,907
Chicony Electronics	19,381	49,873
China Airlines *	191,000	58,700
China Steel	179,520	147,442
China Steel Chemical	24,000	91,007
Chunghwa Telecom	214,000	722,889
CTBC Financial Holding	117,915	75,758
CTCI	39,000	63,611
E Ink Holdings	336,000	359,418
E.Sun Financial Holding	94,436	60,204
Eclat Textile	5,216	60,031
Elite Material	48,004	237,671
Epistar	34,000	32,541
Eva Airways	43,050	20,887
Far Eastern New Century	102,939	84,716
Far EasTone Telecommunications	5,000	12,088
Feng TAY Enterprise	10,080	43,230
First Financial Holding	109,725	74,130
Formosa Petrochemical	70,000	245,732
Formosa Plastics	135,200	405,660
Fubon Financial Holding	182,000	282,685
Hon Hai Precision Industry	477,405	1,857,730
Hon Hai Precision Industry GDR	120,590	929,749
Hota Industrial Manufacturing	15,957	73,191
Hua Nan Financial Holdings	97,704	57,110
Huaku Development	30,000	63,486
Ju Teng International Holdings	34,000	13,850
King Slide Works	5,000	70,292
Largan Precision	1,217	222,075

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN (continued)
Lien Hwa Industrial	82,000	$76,309
Makalot Industrial	6,209	27,760
MediaTek	27,426	241,603
Mega Financial Holding	75,683	64,039
Namchow Chemical Industrial	27,000	57,764
Novatek Microelectronics	26,000	99,021
OBI Pharma *	5,000	35,601
Parade Technologies	9,216	133,988
Pegatron	46,000	150,208
Pou Chen	146,000	197,274
Powertech Technology	73,000	236,681
SinoPac Financial Holdings	236,250	74,094
St. Shine Optical *	3,000	61,797
Taiwan Cement	65,000	75,342
Taiwan Cooperative Financial Holding	134,820	73,671
Taiwan Semiconductor Manufacturing	99,000	703,267
Taiwan Semiconductor Manufacturing ADR	81,462	2,929,373
Tatung *	257,000	108,092
Teco Electric and Machinery	82,000	77,260
TTY Biopharm	15,000	48,931
Uni-President Enterprises	191,059	365,724
United Microelectronics ADR	71,433	161,439
Voltronic Power Technology	3,150	54,038
Yungtay Engineering	30,000	49,676

		13,636,467

THAILAND — 0.8%
AAPICO Hitech NVDR	20,600	14,424
Advanced Info Service	46,600	259,772
Airports of Thailand NVDR	202,451	313,321
Bangchak	480,000	501,255
Bangchak NVDR	62,300	65,059
Bangkok Bank	28,800	157,727
Bangkok Chain Hospital	175,300	73,752
Bangkok Dusit Medical Services, Cl F	182,000	104,464
Bangkok Expressway & Metro	468,225	105,531
Bangkok Land	1,300,600	70,743
Bank of Ayudhya	20,000	21,937
Banpu Power	78,300	62,943
Berli Jucker	65,200	90,619
BTS Group Holdings	294,000	75,982
Cal-Comp Electronics Thailand	171,900	16,117
Central Plaza Hotel	44,700	54,739

COMMON STOCK — continued

	Shares	Value

THAILAND (continued)
CP ALL	51,600	$94,202
CS Loxinfo NVDR	49,300	9,037
Diamond Building Products NVDR	45,600	8,017
Electricity Generating	17,800	116,611
Fabrinet *	4,300	193,543
G J Steel NVDR *	1,635,400	20,641
GFPT	315,600	183,044
Hana Microelectronics	55,700	67,373
Hana Microelectronics NVDR	44,800	54,188
Home Product Center	156,100	46,441
Inoue Rubber Thailand NVDR	25,900	18,758
IRPC NVDR	1,177,806	194,670
Kang Yong Electric NVDR	1,000	15,927
Kasikornbank	16,900	100,557
Kasikornbank NVDR	39,148	226,466
KCE Electronics	25,600	66,546
Kiatnakin Bank NVDR	91,800	184,144
Krung Thai Bank	1,138,200	619,098
Krung Thai Bank NVDR	316,000	171,881
Major Cineplex Group	22,500	20,792
MC Group NVDR	63,900	33,221
Minor International NVDR	248,960	316,096
Muramoto Electron Thailand NVDR	2,100	14,325
Noble Development NVDR	28,300	11,396
Pruksa Holding	116,200	79,966
PTT	15,000	174,898
PTT NVDR	47,100	549,180
PTT Exploration & Production NVDR	69,100	182,736
Ratchaburi Electricity Generating Holding	43,900	71,239
Robinson	33,100	57,941
Samart	139,300	59,862
Sena Development	223,231	24,955
Siam Cement	9,000	136,853
Siam Cement NVDR	30,600	465,301
Siam City Cement	7,126	66,599
Siam Global House	160,335	66,010
Sino-Thai Engineering & Construction	41,400	32,036
Star Petroleum Refining NVDR	170,800	79,044
Supalai	82,200	58,791
Superblock *	639,000	24,772
SVI	428,500	71,467
Tata Steel Thailand NVDR *	518,200	13,548

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND (continued)
Thai Beverage	123,800	$87,244
Thai Oil	32,700	84,264
Thai Oil NVDR	12,100	31,180
Thai Rayon PLC *	32,600	41,146
Thai Stanley Electric NVDR	1,700	10,626
Thai Union Group, Cl F	147,200	89,798
Thai Vegetable Oil NVDR	8,600	7,818
Thaicom	98,000	45,942
Thanachart Capital	428,100	614,301
Thanachart Capital NVDR	213,700	306,648
Tipco Asphalt	80,100	177,524
TPI Polene	711,800	48,343
TTW *	81,600	26,729
Vibhavadi Medical Center	729,600	58,760
WHA	659,400	60,240

		8,681,120

TURKEY — 0.4%
Akbank	117,088	348,002
Anadolu Cam Sanayii	110,696	75,489
Arcelik	78,418	579,331
Aselsan Elektronik Sanayi Ve Ticaret	26,736	182,780
Aygaz	11,636	53,298
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	28,955	37,846
BIM Birlesik Magazalar	5,949	115,959
DO & CO	675	49,138
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	138,251	124,920
Enka Insaat ve Sanayi	90,816	142,443
Eregli Demir ve Celik Fabrikalari	132,993	296,266
Haci Omer Sabanci Holding	16,542	50,810
Is Gayrimenkul Yatirim Ortakligi ‡.	82,649	34,757
Iskenderun Demir ve Celik	23,433	25,102
Migros Ticaret *	33,961	287,178
Petkim Petrokimya Holding	52,317	95,585
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	114,825
TAV Havalimanlari Holding	23,048	139,623
Torunlar Gayrimenkul Yatirim Ortakligi ‡	19,038	28,562
Tupras Turkiye Petrol Rafinerileri	7,482	230,454
Turk Hava Yollari AO *	1	4
Turkcell Iletisim Hizmetleri	57,553	210,304
Turkiye Garanti Bankasi	181,927	544,848
Turkiye Halk Bankasi	46,884	201,026

COMMON STOCK — continued

	Shares	Value

TURKEY (continued)
Turkiye Is Bankasi, Cl C	118,822	$255,582
Turkiye Sise ve Cam Fabrikalari	—	—
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	333,639
Ulker Biskuvi Sanayi	6,658	40,182

		4,597,953

UNITED ARAB EMIRATES — 0.1%
DP World	9,802	225,446
Emaar Properties PJSC	219,370	492,127

		717,573

UNITED KINGDOM — 5.0%
3i Group PLC	17,332	214,043
Abcam PLC	36,061	488,635
Admiral Group PLC	9,284	253,316
Aon PLC	2,595	358,551
Assura PLC ‡	140,452	118,785
AstraZeneca PLC	15,857	955,914
Auto Trader Group PLC (B)	36,216	182,867
AVEVA Group PLC	3,184	83,348
Aviva PLC	25,237	179,475
B&M European Value Retail PLC	114,323	543,016
Babcock International Group PLC	5,449	60,714
BAE Systems PLC	129,508	1,027,801
Balfour Beatty PLC	138,300	481,729
Barclays PLC	198,100	530,588
Barratt Developments PLC	336,901	2,735,943
Bellway PLC	6,154	259,015
Berendsen PLC	3,176	53,428
Berkeley Group Holdings PLC	1,267	58,442
Big Yellow Group PLC ‡	12,270	125,465
BP PLC	192,139	1,130,140
British American Tobacco PLC ADR	4,258	266,241
BT Group PLC, Cl A	186,035	769,500
BTG PLC *	16,819	146,239
Bunzl PLC	15,439	466,071
Carnival PLC	2,439	164,762
Centamin PLC	58,701	128,567
Clinigen Group PLC	41,698	551,264
Coca-Cola European Partners PLC	2,100	90,783
Compass Group PLC	36,241	773,191
Computacenter PLC	6,175	72,104
Croda International PLC	12,290	600,133
Daily Mail & General Trust PLC, Cl A	5,957	50,027
DCC PLC	2,000	175,876

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Dechra Pharmaceuticals PLC	16,060	$376,115
Delphi Automotive PLC	13,406	1,212,171
Diageo PLC	104,781	3,385,005
Dignity PLC	1,456	48,929
Direct Line Insurance Group PLC	26,400	130,481
Domino’s Pizza Group PLC	327,194	1,150,049
easyJet PLC	131,172	2,139,125
Electrocomponents PLC	31,086	254,292
Elementis PLC	44,568	174,292
Fenner PLC	50,981	231,894
Fevertree Drinks PLC	14,924	423,154
Fidessa Group PLC	2,409	71,960
Firstgroup PLC *	32,913	50,156
Fresnillo PLC	6,275	127,169
GKN PLC	65,412	277,469
GlaxoSmithKline PLC	77,802	1,554,664
Glencore PLC	53,287	234,930
Globaltrans Investment PLC GDR	14,628	112,782
Grainger PLC	35,864	124,307
Great Portland Estates PLC ‡	11,661	92,623
Greene King PLC	6,253	56,514
Halma PLC	14,771	214,182
Hammerson PLC ‡	32,151	243,703
Hansteen Holdings PLC ‡	70,423	118,004
Hargreaves Lansdown PLC	93,649	1,705,135
Hikma Pharmaceuticals PLC	2,566	47,804
Howden Joinery Group PLC	8,109	45,460
HSBC Holdings PLC	83,882	837,802
Imperial Brands PLC	17,454	718,499
Indivior PLC	16,899	85,619
Informa PLC	12,273	112,622
Inmarsat PLC	7,367	75,379
Intertek Group PLC	7,299	414,199
ITV PLC	36,898	84,222
JD Sports Fashion PLC	70,808	334,365
John Wood Group PLC	18,988	152,947
Just Eat PLC *	18,210	149,083
KAZ Minerals PLC *	25,220	238,917
Keywords Studios PLC	13,512	201,275
Kingfisher PLC	25,314	98,327
Land Securities Group PLC ‡	24,512	330,203
Legal & General Group PLC	31,848	112,782
Lloyds Banking Group PLC	5,330,554	4,612,330
London Stock Exchange Group PLC	2,199	108,743
LondonMetric Property PLC ‡	55,645	123,563

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Marshalls PLC	16,070	$81,270
Merlin Entertainments PLC (B)	9,844	60,953
Micro Focus International PLC	8,282	244,006
Moneysupermarket.com Group PLC	21,097	92,442
National Grid PLC	83,380	1,030,589
Oxford Instruments PLC	4,810	66,573
Paddy Power Betfair PLC	490	48,941
Pearson PLC	9,072	78,700
Pennon Group PLC	21,197	225,137
Phoenix Group Holdings PLC	5,485	55,181
Playtech PLC	11,731	148,665
Polymetal International PLC	9,103	110,857
Provident Financial PLC	1,057	28,757
Randgold Resources PLC	5,149	479,628
Reckitt Benckiser Group PLC	11,052	1,074,549
RELX PLC	8,329	181,543
Renishaw PLC	1,877	103,271
Rentokil Initial PLC	148,896	570,894
Rio Tinto PLC	19,358	899,042
Royal Mail PLC	10,739	57,115
RPC Group PLC	12,466	147,371
RSA Insurance Group PLC	10,202	87,830
Sage Group PLC	48,686	432,953
Sanne Group PLC	23,542	214,634
Savills PLC	11,581	139,659
Scapa Group PLC	58,884	372,725
SDL PLC	7,627	64,655
Segro PLC ‡	35,900	249,621
Severn Trent PLC	11,625	343,572
Shaftesbury PLC ‡	10,627	137,829
Shire PLC	7,486	420,861
Sky PLC	14,520	184,872
Sophos Group PLC (B)	83,943	500,056
Spirax-Sarco Engineering PLC	4,498	329,967
Spirent Communications PLC	26,600	41,501
SSP Group PLC	33,665	226,308
St. James’s Place PLC	4,859	78,022
Standard Life PLC	18,728	107,833
Synthomer PLC	23,292	150,861
Tate & Lyle PLC	12,672	112,355
Tritax Big Box PLC ‡	72,485	143,264
UBM PLC	6,771	64,769
Ultra Electronics Holdings PLC	2,889	79,932
Unilever PLC	10,549	601,482
UNITE Group PLC ‡	15,858	140,394

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
United Utilities Group PLC	29,852	$353,496
Vesuvius PLC	52,965	379,809
Victrex PLC	6,120	159,153
Vodafone Group PLC	498,028	1,458,758
WH Smith PLC	8,647	200,796
Whitbread PLC	1,865	94,687
William Hill PLC	11,508	38,035
Worldpay Group PLC (B)	59,268	289,333
WPP PLC	87,265	1,780,025

		53,254,750

UNITED STATES — 43.7%

Consumer Discretionary — 5.5%
Adtalem Global Education	19,200	624,000
Advance Auto Parts	3,967	444,344
Altice USA, Cl A *	41,952	1,402,875
Amazon.com *	4,706	4,648,493
Amcon Distributing	702	68,059
American Axle & Manufacturing Holdings *	22,400	330,176
American Outdoor Brands *	8,000	165,360
Aramark	17,160	683,997
Ark Restaurants	500	11,370
Asbury Automotive Group *	1,800	97,200
AutoZone *	926	499,873
Beazer Homes USA *	17,500	232,050
Big 5 Sporting Goods	8,000	86,000
Big Lots	500	24,835
Bloomin’ Brands	9,000	156,870
BorgWarner	9,500	444,030
Bridgepoint Education *	5,400	52,434
Callaway Golf	2,100	26,733
Canada Goose Holdings *	16,212	309,001
Capella Education	2,100	144,270
Carnival	19,264	1,286,450
Carriage Services, Cl A	27,029	659,237
Carrols Restaurant Group *	31,063	378,969
Century Casinos *	8,000	57,520
Century Communities *	20,158	522,092
Charter Communications, Cl A *	988	387,207
Comcast, Cl A	26,538	1,073,462
Cooper Tire & Rubber	20,000	731,000
Cooper-Standard Holdings *	2,100	214,746
CSS Industries	2,400	64,248
Del Frisco’s Restaurant Group *	12,100	171,820
Dollar General	7,800	586,248

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Dollar Tree *	5,389	$388,439
DR Horton	21,000	749,490
Entercom Communications, Cl A	16,678	164,278
Entravision Communications, Cl A	33,461	217,497
Finish Line, Cl A	17,100	235,296
Flexsteel Industries	400	22,392
Gannett	15,600	139,932
General Motors	46,900	1,687,462
Gentex	40,000	680,800
Genuine Parts	5,695	483,676
G-III Apparel Group *	15,682	408,202
Goodyear Tire & Rubber	22,600	712,126
Gray Television *	5,300	78,970
Hasbro	9,405	995,801
Haverty Furniture	9,400	209,150
Home Depot	4,912	734,835
Houghton Mifflin Harcourt *	22,405	267,740
Interpublic Group of Companies	12,000	259,320
J. Jill *	15,900	194,616
Johnson Outdoors, Cl A	2,500	126,300
K12 *	4,000	70,840
KB Home	5,100	116,892
Kohl’s	13,600	562,360
La-Z-Boy, Cl Z	8,100	273,780
Lear	3,400	503,846
LGI Homes *	8,002	354,489
Liberty Tax	8,400	118,440
Lions Gate Entertainment, Cl A	21,750	639,450
Lions Gate Entertainment, Cl B *	23,100	635,481
LKQ *	19,800	684,288
Lowe’s	4,658	360,529
M/I Homes *	7,700	199,738
Malibu Boats, Cl A *	5,800	165,938
Marcus	3,900	106,080
Mattel	50,000	1,001,000
McDonald’s	13,474	2,090,356
Meredith	4,743	281,971
Modine Manufacturing *	43,906	713,473
Mohawk Industries *	3,370	839,096
Monarch Casino & Resort *	3,000	99,270
Monro Muffler Brake	2,014	93,853
Motorcar Parts of America *	10,070	281,658
Murphy USA *	1,652	125,106
Nautilus *	20,016	352,282

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Netflix *	10,776	$1,957,568
New Home *	1,200	12,972
New Media Investment Group	9,000	125,460
New York Times, Cl A	61,000	1,159,000
Nexstar Media Group, Cl A	4,638	303,325
NIKE, Cl B	12,032	710,490
Nutrisystem	3,300	183,975
Office Depot	255,752	1,501,264
Omnicom Group	2,100	165,354
O’Reilly Automotive *	713	145,666
Penske Automotive Group	3,478	151,432
Pier 1 Imports	24,000	110,640
Pinnacle Entertainment *	5,700	108,300
Priceline Group *	378	766,773
PVH	6,280	749,141
RCI Hospitality Holdings	12,100	274,549
Reading International, Cl A *	12,464	198,926
Red Lion Hotels *	22,859	163,442
Red Robin Gourmet Burgers *	2,841	169,892
RH *	400	26,052
Rocky Brands	12,300	171,585
Ross Stores	3,920	216,855
Ruth’s Hospitality Group	8,700	174,000
Scholastic	11,000	455,730
Select Comfort *	2,096	70,866
Shiloh Industries *	9,300	69,006
Shoe Carnival	5,900	107,734
Shutterfly *	1,600	78,464
Sinclair Broadcast Group, Cl A	11,393	410,718
Six Flags Entertainment	9,925	564,435
Sonic Automotive, Cl A	12,500	226,875
Sotheby’s *	400	22,636
Standard Motor Products	2,400	120,912
Starbucks	6,600	356,268
Stoneridge *	32,300	492,898
Tailored Brands	7,600	95,304
Target	3,800	215,346
Taylor Morrison Home, Cl A *	13,000	294,060
TEGNA	50,000	741,500
Tenneco	1,800	99,540
Texas Roadhouse, Cl A	5,000	236,500
Tiffany	6,230	595,027
Time	72,500	1,018,625
Time Warner	2,933	300,398

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
TJX	12,010	$844,423
TopBuild *	9,732	513,655
Tower International	17,052	421,184
Townsquare Media, Cl A *	8,200	90,692
Unifi *	4,600	150,696
Unique Fabricating	7,000	61,250
Vera Bradley *	6,400	64,512
Viacom, Cl B	12,900	450,468
Vitamin Shoppe *	5,000	55,000
VOXX International, Cl A *	12,500	83,750
Walt Disney	6,023	662,108
Whirlpool	3,400	604,792
William Lyon Homes, Cl A *	7,500	169,575
Wolverine World Wide	5,885	165,957
Wynn Resorts	16,152	2,089,100
Yum China Holdings *	5,857	209,622
Yum! Brands	5,857	442,086
ZAGG *	19,200	162,240

		59,372,120

Consumer Staples — 2.2%
Altria Group	14,296	928,811
Archer-Daniels-Midland	15,300	645,354
Boston Beer, Cl A *	200	31,360
Bunge	4,800	376,272
Campbell Soup	4,000	211,320
Casey’s General Stores	1,610	171,867
Central Garden & Pet, Cl A *	3,074	94,556
Church & Dwight	13,796	736,017
Clorox	2,000	266,980
Coca-Cola	28,923	1,325,830
Constellation Brands, Cl A	5,274	1,019,728
Costco Wholesale	4,462	707,272
CVS Health	9,900	791,307
Dean Foods	38,600	579,000
Fresh Del Monte Produce	3,200	164,704
General Mills	2,600	144,716
Hormel Foods	40,888	1,397,143
Ingles Markets, Cl A	5,600	165,200
J&J Snack Foods	1,300	170,820
John B Sanfilippo & Son	7,144	459,502
Kimberly-Clark	3,465	426,749
Kraft Heinz	25,034	2,189,474
Mannatech	4,500	73,125
McCormick	5,833	555,885

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Medifast	3,300	$140,877
Mondelez International, Cl A	5,149	226,659
New Age Beverages *	41,146	201,204
Omega Protein	21,000	336,000
Orchids Paper Products	6,745	75,949
PepsiCo	13,868	1,617,148
Philip Morris International	6,900	805,299
Primo Water *	20,254	251,352
Procter & Gamble	19,710	1,790,062
Sanderson Farms	600	78,450
Seneca Foods, Cl A *	4,400	126,280
Snyder’s-Lance	6,231	216,776
SpartanNash	8,100	224,694
Sysco	16,300	857,706
TreeHouse Foods *	16,298	1,382,559
USANA Health Sciences *	3,745	213,840
Village Super Market, Cl A	3,400	84,082
Wal-Mart Stores	10,522	841,655

		23,103,584

Energy — 2.5%
Antero Resources *	51,243	1,056,631
Apache	53,995	2,671,673
Baker Hughes	6,730	248,270
Basic Energy Services *	4,821	107,990
Bill Barrett *	17,776	60,083
Callon Petroleum *	21,587	244,365
Carrizo Oil & Gas *	6,363	100,281
Chevron	22,824	2,492,152
Concho Resources *	3,573	465,419
Continental Resources *	18,445	616,616
DHT Holdings	9,700	40,352
Dorian LPG *	1,600	11,520
Energen *	13,800	735,264
EOG Resources	8,400	799,176
Evolution Petroleum	31,483	270,754
ExxonMobil	41,543	3,325,102
Golar LNG	3,400	80,954
Green Plains	9,600	189,600
Hallador Energy	15,168	104,507
Halliburton	14,200	602,648
Helmerich & Payne	37,134	1,879,723
Independence Contract Drilling *	33,719	130,492
Matrix Service *	5,300	54,855
McDermott International *	98,000	663,460

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Energy (continued)
National Oilwell Varco	12,463	$407,665
Nordic American Tankers	4,100	24,108
Occidental Petroleum	11,907	737,400
Pacific Ethanol *	11,700	73,125
Patterson-UTI Energy	25,005	483,597
PDC Energy *	5,145	242,638
PHI *	500	4,850
Phillips 66	7,700	644,875
Pioneer Natural Resources	15,117	2,465,583
Resolute Energy *	3,706	125,856
Ring Energy *	69,065	901,989
Schlumberger	9,900	679,140
Superior Energy Services *	17,820	191,743
TechnipFMC *	15,000	428,100
Transocean *	31,300	270,745
Ultra Petroleum *	31,600	325,164
Valero Energy	24,437	1,685,420

		26,643,885

Financials — 6.8%
1st Constitution Bancorp	5,100	87,465
AGNC Investment ‡	9,799	207,543
Alleghany *	400	245,336
Allegiance Bancshares *	7,680	288,384
Allstate	3,900	354,900
Ambac Financial Group *	8,200	167,526
American Equity Investment Life Holding	1,800	48,204
American Express	5,600	477,288
American International Group	37,680	2,466,156
American National Bankshares	4,100	154,775
Ameriprise Financial	6,400	927,232
Annaly Capital Management ‡	14,548	175,012
Apollo Commercial Real Estate Finance ‡	13,960	251,699
ARMOUR Residential ‡	6,200	156,612
Aspen Insurance Holdings	6,600	322,080
Atlantic Capital Bancshares *	14,408	278,074
Axis Capital Holdings	4,200	271,236
Banc of California	12,100	248,655
Bank of America	118,300	2,853,396
Bank of Commerce Holdings	14,600	151,110
Banner	9,111	526,342
Bar Harbor Bankshares	7,500	209,175
BB&T	8,700	411,684

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
Berkshire Hathaway, Cl B *	7,153	$1,251,560
Berkshire Hills Bancorp	7,700	286,055
Blue Capital Reinsurance Holdings	6,800	131,240
Boston Private Financial Holdings	9,376	143,922
Bryn Mawr Bank	8,708	369,655
C&F Financial	2,400	119,520
Camden National	5,700	239,400
Capital One Financial	19,685	1,696,453
CenterState Banks	20,338	508,247
Central Pacific Financial	16,800	519,624
Charles Schwab	52,713	2,261,388
Chimera Investment ‡	14,800	278,536
Chubb	3,023	442,749
Cincinnati Financial	8,400	639,744
Citigroup	100,365	6,869,984
Civista Bancshares	10,600	216,770
CME Group, Cl A	2,900	355,598
CNB Financial	9,800	258,328
CNO Financial Group	29,401	672,695
Consumer Portfolio Services *	11,800	48,498
Cowen, Cl A *	10,092	161,472
Crawford, Cl B	9,300	83,514
Customers Bancorp *	2,100	62,685
CYS Investments ‡	21,100	179,561
Dime Community Bancshares	6,400	133,120
Discover Financial Services	4,910	299,216
Dynex Capital ‡	21,100	145,801
EMC Insurance Group	3,900	108,030
Enterprise Financial Services	7,297	288,596
ESSA Bancorp	3,000	44,250
Essent Group *	5,100	195,942
Evans Bancorp	4,194	170,906
Everest Re Group	1,089	285,743
Farmers National Banc	13,900	191,125
Federal Agricultural Mortgage, Cl C	7,900	541,624
Fidelity & Guaranty Life	5,586	174,004
Fidelity Southern	10,300	216,918
Fifth Third Bancorp	17,400	464,580
Financial Institutions	7,800	229,320
First American Financial	7,635	369,610
First Bancorp	4,900	132,006
First Busey	4,700	137,428
First Business Financial Services	6,600	140,316

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
First Commonwealth Financial	21,900	$285,357
First Community Bancshares	10,600	288,532
First Defiance Financial	6,800	351,900
First Financial	4,800	221,040
First Hawaiian	20,360	600,620
First Interstate BancSystem, Cl A	8,313	303,840
First Republic Bank	15,940	1,599,260
Flushing Financial	7,600	216,828
FNB	34,483	472,417
FNF Group	7,300	356,678
FNFV Group *	17,509	302,030
Franklin Financial Network *	24,161	834,763
FS Bancorp	3,500	158,725
GAIN Capital Holdings	12,900	86,559
Gladstone Investment	32,600	315,568
Green Bancorp *	18,138	407,198
Guaranty Bancorp	7,174	191,187
Hanmi Financial	11,000	315,150
Hartford Financial Services Group	18,965	1,043,075
HCI Group	8,200	369,738
Heartland Financial USA	7,264	342,134
Heritage Commerce	40,881	567,837
Heritage Financial	5,944	161,677
Heritage Insurance Holdings	13,400	168,974
Hilltop Holdings	5,000	125,150
Hope Bancorp	16,415	289,396
Horizon Bancorp	6,900	181,953
Horizon Technology Finance, Cl C	13,700	153,577
IBERIABANK	6,355	513,802
Independent Bank	19,300	409,160
Intercontinental Exchange	6,500	433,615
International. FCStone *	900	35,217
JPMorgan Chase	14,540	1,334,772
KeyCorp	37,035	668,111
Lakeland Bancorp	7,035	136,127
LegacyTexas Financial Group	8,065	312,277
Lincoln National	12,800	935,168
M&T Bank	1,000	163,150
Manning & Napier, Cl A	9,300	37,665
Marsh & McLennan	4,600	358,662
Medallion Financial	11,500	29,210
Mercantile Bank	4,000	127,280
MidSouth Bancorp	9,900	111,375
MidWestOne Financial Group	5,497	189,207

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
Mortgage Investment Trust ‡	11,000	$202,510
MTGE Investment ‡	6,800	126,480
Nasdaq	11,420	849,305
National Commerce *	5,128	205,633
National Western Life Group, Cl A	800	269,272
New Mountain Finance	14,800	214,600
New Residential Investment ‡	16,900	287,300
New York Community Bancorp	16,100	211,393
New York Mortgage Trust ‡	31,200	197,184
Newtek Business Services	7,280	123,760
Northeast Bancorp	11,900	255,850
Northern Trust	8,300	726,333
Northrim BanCorp	5,400	157,410
Old Line Bancshares	3,800	102,904
OM Asset Management	17,700	266,739
OneMain Holdings, Cl A *	5,765	154,156
Pacific Premier Bancorp *	14,836	532,612
Parke Bancorp	8,833	178,427
PennantPark Investment	29,300	218,578
Peoples Bancorp	13,100	427,060
Peoples Bancorp of North Carolina	100	3,162
PNC Financial Services Group	4,000	515,200
Preferred Bank	13,747	771,894
Primerica	6,591	534,200
ProAssurance	1,800	111,240
Raymond James Financial	8,000	665,520
Regional Management *	10,400	249,496
Republic Bancorp, Cl A	2,600	93,340
S&T Bancorp	3,400	128,792
Selective Insurance Group	6,677	338,190
Shore Bancshares	3,307	55,855
Sierra Bancorp	9,500	260,300
Signature Bank *	1,402	194,289
Southern National Bancorp of Virginia	7,600	128,592
State Bank Financial	13,694	375,900
State National	12,600	263,088
Stifel Financial *	2,999	152,499
SunTrust Banks	5,700	326,553
SVB Financial Group *	9,936	1,772,980
Synovus Financial	7,647	332,492
Third Point Reinsurance *	23,300	339,015
Tiptree	13,800	94,530
Torchmark	4,100	323,777

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
Travelers	2,600	$333,034
TriCo Bancshares	5,700	210,330
Triumph Bancorp *	16,382	465,249
UMB Financial	8,905	620,322
United Community Banks	20,593	571,662
United Financial Bancorp	8,500	153,765
United Insurance Holdings	7,600	121,296
Universal Insurance Holdings	10,700	255,195
US Bancorp	10,115	533,870
Veritex Holdings *	11,195	298,347
Walker & Dunlop *	700	35,175
Wells Fargo	18,171	980,144
West Bancorporation	5,500	126,500
Willis Towers Watson	17,460	2,599,445
Wintrust Financial	5,878	442,672
World Acceptance *	1,600	120,912
WR Berkley	3,400	234,498
Zions Bancorporation	16,345	740,755

		72,433,159

Health Care — 6.4%
AbbVie	4,300	300,613
Abeona Therapeutics *	11,692	98,797
Aceto	13,176	222,411
Achillion Pharmaceuticals *	40,300	165,230
Adamas Pharmaceuticals *	5,935	102,972
Advaxis *	11,707	75,744
Adverum Biotechnologies *	16,300	41,565
Aetna	2,800	432,068
Agenus *	20,521	91,113
Akebia Therapeutics *	12,900	170,151
Allergan	10,798	2,724,659
Allscripts Healthcare Solutions *	6,600	81,246
Almost Family *	3,500	173,075
AMAG Pharmaceuticals *	18,400	361,560
Amgen	13,965	2,437,032
Analogic	500	35,100
AngioDynamics *	2,100	34,125
ANI Pharmaceuticals *	8,728	425,315
Antares Pharma *	64,913	203,827
Applied Genetic Technologies *	35,400	168,150
Arena Pharmaceuticals *	2,900	68,904
AtriCure *	13,695	331,830
AxoGen *	22,631	357,570
Becton Dickinson	4,783	963,296

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Bellicum Pharmaceuticals *	8,674	$91,771
BioCryst Pharmaceuticals *	9,261	47,324
BioSpecifics Technologies *	5,555	270,251
BioTelemetry *	19,168	655,545
Boston Scientific *	20,800	553,696
Bristol-Myers Squibb	19,939	1,134,529
Calithera Biosciences *	3,300	50,490
Cara Therapeutics *	8,296	116,476
Cardiovascular Systems *	1,822	57,484
Celgene *	32,289	4,372,253
Celldex Therapeutics *	20,500	46,945
Cempra *	23,400	93,600
Centene *	3,600	285,912
Chimerix *	25,600	127,232
Clovis Oncology *	2,700	228,987
Conatus Pharmaceuticals *	5,800	32,074
Concert Pharmaceuticals *	10,398	150,043
Cooper Companies	1,700	414,579
Corbus Pharmaceuticals Holdings *	9,811	58,375
Cotiviti Holdings *	3,200	137,760
CR Bard	5,967	1,913,020
Cross Country Healthcare *	23,251	273,432
CryoLife *	14,226	266,737
CryoPort *	22,368	149,195
Curis *	25,505	49,735
Cutera *	16,128	420,134
Cytokinetics *	8,705	122,305
CytomX Therapeutics *	10,400	140,296
Danaher	4,500	366,705
DENTSPLY SIRONA	13,165	816,625
Dermira *	6,800	187,204
Dynavax Technologies *	3,608	57,187
Edwards Lifesciences *	1,986	228,747
Eli Lilly	12,363	1,021,926
Emergent BioSolutions *	6,200	225,494
Enzo Biochem *	27,227	295,413
Exact Sciences *	600	23,280
Exactech *	8,200	239,030
Exelixis *	6,300	170,793
Express Scripts Holding *	12,870	806,177
Flexion Therapeutics *	9,540	217,512
FONAR *	17,698	454,839
GenMark Diagnostics *	22,318	264,022

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Genomic Health *	1,200	$38,280
Glaukos *	1,200	48,216
Halyard Health *	4,032	162,167
Hanger *	3,900	45,240
HCA Healthcare *	9,800	787,332
Henry Schein *	3,280	597,649
Heska *	5,770	632,046
Ignyta *	6,000	57,000
Illumina *	6,262	1,088,649
Immune Design *	15,827	194,672
ImmunoGen *	17,662	104,912
Immunomedics *	16,208	138,740
INC Research Holdings, Cl A *	7,000	385,000
Incyte *	16,142	2,151,567
Infinity Pharmaceuticals *	21,900	31,317
Inovio Pharmaceuticals *	22,642	125,890
Integer Holdings *	8,400	384,720
Intersect ENT *	15,981	437,879
Intra-Cellular Therapies, Cl A *	3,900	45,123
Intuitive Surgical *	1,838	1,724,522
Invitae *	23,385	217,013
Iovance Biotherapeutics *	15,383	89,991
Jazz Pharmaceuticals *	3,300	506,913
Johnson & Johnson	23,700	3,145,464
Kindred Healthcare	13,389	119,831
La Jolla Pharmaceutical *	7,644	226,492
Laboratory Corp of America Holdings *	4,800	762,768
Lannett *	17,800	362,230
Lantheus Holdings *	20,700	381,915
LeMaitre Vascular	17,408	627,907
LHC Group *	400	23,160
LivaNova *	752	45,827
Masimo *	5,300	501,380
Medtronic	7,100	596,187
Merck	40,427	2,582,477
Molina Healthcare *	6,400	427,520
MyoKardia *	7,600	118,180
Natus Medical *	4,191	147,523
Nektar Therapeutics, Cl A *	5,200	113,516
NeoGenomics *	52,949	500,368
NewLink Genetics *	4,230	30,541
Novocure *	3,300	67,980
Nuvectra *	13,700	159,742

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Obalon Therapeutics *	17,874	$151,929
Ophthotech *	38,100	91,440
Paratek Pharmaceuticals *	11,157	217,004
PAREXEL International *	2,073	181,429
Patterson	21,000	876,120
PDL BioPharma	13,700	31,099
Pfenex *	42,291	183,966
Pfizer	62,547	2,074,059
PharMerica *	11,997	301,724
Portola Pharmaceuticals, Cl A *	2,400	148,080
PRA Health Sciences *	16,600	1,235,040
Progenics Pharmaceuticals *	79,183	477,474
Psychemedics	600	15,336
PTC Therapeutics *	2,800	57,736
Quality Systems *	8,400	143,640
Quest Diagnostics	6,000	649,860
Ra Pharmaceuticals *	6,000	88,260
RadNet *	24,741	190,506
Regeneron Pharmaceuticals *	2,880	1,415,866
Repligen *	10,448	420,741
Revance Therapeutics *	4,627	105,264
SciClone Pharmaceuticals *	14,440	158,118
STERIS	9,320	762,842
Sucampo Pharmaceuticals, Cl A *	12,700	137,795
Surmodics *	10,015	263,394
Syndax Pharmaceuticals *	1,000	12,110
Synergy Pharmaceuticals *	44,484	172,598
Tactile Systems Technology *	10,843	320,411
Teligent *	41,850	329,778
TG Therapeutics *	10,328	118,772
Thermo Fisher Scientific	3,500	614,355
UnitedHealth Group	20,233	3,880,892
Universal Health Services, Cl B	7,630	845,633
Utah Medical Products	400	27,640
Vanda Pharmaceuticals *	20,115	312,788
Varex Imaging *	7,860	242,481
Varian Medical Systems *	9,100	883,792
Versartis *	6,546	121,101
Vocera Communications *	17,679	482,106
Waters *	2,572	446,087
WellCare Health Plans *	2,000	353,980
Xencor *	2,100	49,035

		68,229,614

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials — 4.8%
3M	3,966	$797,840
AAR	3,800	142,120
ABM Industries	4,182	186,601
ACCO Brands *	24,400	284,260
Aegion, Cl A *	3,800	90,972
AGCO	9,500	685,330
Air Transport Services Group *	8,600	209,496
Alamo Group	1,000	93,010
Alaska Air Group	3,006	256,201
Allegiant Travel, Cl A	630	81,428
Allegion	6,045	491,096
American Woodmark *	700	68,705
AMETEK	13,860	853,499
ARC Document Solutions *	61,200	211,752
ArcBest	9,266	257,595
Arconic	33,500	830,465
Argan	11,788	759,737
Astec Industries	5,061	254,416
Atlas Air Worldwide Holdings *	5,533	328,660
Barrett Business Services	2,400	132,072
Boeing	4,500	1,091,070
Brink’s	600	46,890
Builders FirstSource *	2,600	40,742
Caesarstone *	3,400	119,340
CAI International *	5,100	133,773
CBIZ *	27,364	406,355
CH Robinson Worldwide	3,709	243,310
Chicago Bridge & Iron	24,000	449,760
Cintas	2,000	269,700
Columbus McKinnon	5,800	149,640
Commercial Vehicle Group *	16,400	143,992
Continental Building Products *	7,400	162,800
CRA International	4,000	155,240
Cummins	3,500	587,650
Curtiss-Wright	1,700	163,914
Daseke *	10,016	122,095
Deere	6,710	860,759
Deluxe	3,380	244,036
DMC Global	22,309	310,095
Donaldson	8,500	403,665
Dover	13,865	1,164,660
Ducommun *	12,078	349,779
Dun & Bradstreet	10,345	1,145,812
DXP Enterprises *	800	22,872

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Eastern	3,400	$98,940
EMCOR Group	3,762	253,935
Equifax	1,700	247,248
Esterline Technologies *	3,617	349,041
Expeditors International of Washington	7,600	447,488
FedEx	3,914	814,230
Fortive	2,250	145,665
Gencor Industries *	16,910	271,405
General Cable	8,745	168,779
General Dynamics	2,400	471,192
General Electric	114,100	2,922,101
Gibraltar Industries *	9,351	279,127
Global Brass & Copper Holdings	11,210	359,281
Goldfield *	24,000	122,400
GP Strategies *	10,201	292,259
Greenbrier	3,600	162,000
Harsco *	7,300	112,785
Hawaiian Holdings *	13,000	538,200
Heritage-Crystal Clean *	8,400	157,920
Hillenbrand	8,300	298,800
Honeywell International	5,227	711,499
Hubbell, Cl B	6,350	754,316
Hudson Technologies *	32,906	266,209
Hurco	1,867	61,518
IES Holdings *	16,349	277,933
IHS Markit *	16,275	759,229
Insperity	2,600	196,300
Interface, Cl A	1,400	26,530
Johnson Controls International	16,842	655,996
Kadant	5,015	391,421
Kelly Services, Cl A	7,900	175,933
Kennametal	5,500	202,950
L3 Technologies	1,991	348,365
Layne Christensen *	26,997	285,898
Leidos Holdings	1,675	89,512
Lockheed Martin	1,900	555,047
LSI Industries	27,420	229,505
Lydall *	500	24,750
McGrath RentCorp	800	28,424
Meritor *	9,900	171,072
Moog, Cl A *	3,400	252,688
Mueller Industries	3,401	107,131
MYR Group *	10,528	334,896

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Neff, Cl A *	1,500	$31,500
Nielsen Holdings	14,510	624,075
NN	21,774	603,140
Northrop Grumman	1,600	421,008
Northwest Pipe *	14,067	212,552
NV5 Global *	11,974	497,520
On Assignment *	3,370	165,973
Orion Group Holdings *	7,300	51,246
PAM Transportation Services *	5,100	89,403
Park-Ohio Holdings	7,500	298,125
Patrick Industries *	6,540	497,694
Ply Gem Holdings *	10,840	189,700
Quad	2,800	62,888
Radiant Logistics *	9,100	39,403
Raytheon	2,622	450,381
RBC Bearings *	2,094	216,394
Roadrunner Transportation Systems *	10,500	73,290
Roper Technologies	4,418	1,027,009
RR Donnelley & Sons	2,100	25,956
Rush Enterprises, Cl A *	9,500	409,735
Saia *	6,500	353,275
SkyWest	8,546	311,929
SP Plus *	2,600	85,020
SPX *	5,100	140,352
SPX FLOW *	10,335	366,479
Stanley Black & Decker	1,900	267,311
Stericycle *	17,345	1,336,953
Sterling Construction *	23,017	294,157
Tennant	1,996	150,798
Tetra Tech	7,328	347,714
Timken	3,372	153,426
Triumph Group	14,700	376,320
TrueBlue *	12,500	319,375
Ultralife *	12,900	89,010
Union Pacific	5,784	595,520
United Continental Holdings *	10,500	710,640
United Parcel Service, Cl B	9,078	1,001,213
United Technologies	13,264	1,572,712
Univar *	38,600	1,198,144
Universal Logistics Holdings	10,300	149,865
Vectrus *	10,827	368,226
Verisk Analytics, Cl A *	7,700	671,902
Wabash National	19,700	375,876

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
WABCO Holdings *	2,530	$348,052
Waste Management	7,000	526,050
Watsco	1,068	161,022
Werner Enterprises	22,000	652,300
Wesco Aircraft Holdings *	10,000	108,500
Willis Lease Finance *	4,766	120,485
WW Grainger	824	137,394
Xylem	14,090	799,326

		51,299,460

Information Technology — 9.6%
Activision Blizzard	34,778	2,148,585
Adobe Systems *	11,225	1,644,350
Advanced Energy Industries *	12,000	870,600
Akamai Technologies *	19,500	919,230
Alphabet, Cl A *	12,502	11,820,641
Alphabet, Cl C *	200	186,100
Amber Road *	33,069	309,857
American Software, Cl A	5,000	48,500
Amphenol, Cl A	3,000	229,860
Apple	31,743	4,721,137
Applied Materials	47,700	2,113,587
Aspen Technology *	2,904	165,150
Asure Software *	17,704	232,276
Atlassian, Cl A *	3,900	139,698
Autobytel *	16,844	185,452
Automatic Data Processing	8,130	966,738
AXT *	43,986	384,878
Barracuda Networks *	2,500	56,175
Bel Fuse, Cl B	5,900	148,975
Black Box	2,000	15,800
Black Knight Financial Services, Cl A *	4,690	199,325
Blucora *	42,900	960,960
Broadcom, Cl A	6,000	1,479,960
Brooks Automation	20,658	507,360
Cabot Microelectronics	4,000	296,600
CACI International, Cl A *	2,501	312,875
Cars.com *	16,000	388,800
Cass Information Systems	2,095	138,186
CEVA *	8,025	371,156
Cirrus Logic *	5,700	350,208
Cisco Systems	46,247	1,454,468
ClearOne	10,900	106,820
Coherent *	2,758	730,870

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
CommVault Systems *	1,500	$89,325
Conduent *	10,421	172,051
Control4 *	1,200	27,420
Corning	30,300	882,942
Cree *	35,000	906,850
CyberOptics *	8,020	132,330
Cypress Semiconductor	27,554	391,267
Datawatch *	29,000	329,150
Dell Technologies, Cl V *	854	54,887
DHI Group *	28,400	62,480
Diodes *	12,900	342,237
eBay *	5,326	190,298
EchoStar, Cl A *	44,854	2,723,983
Electronic Arts *	1,900	221,806
EMCORE	25,351	294,072
Endurance International Group Holdings *	28,300	261,775
Entegris *	9,400	245,340
EPAM Systems *	2,166	186,125
ePlus *	8,585	694,526
Everbridge *	2,200	52,030
Everi Holdings *	39,000	290,940
EVERTEC	8,100	144,585
Evolving Systems	16,100	78,890
Extreme Networks *	19,900	174,921
Facebook, Cl A *	29,918	5,063,621
Fidelity National Information Services	3,100	282,782
Fiserv *	2,600	334,100
Five9 *	24,461	539,610
FLIR Systems	22,930	855,748
FormFactor *	22,271	291,750
GTT Communications *	12,608	385,174
Hackett Group	26,831	440,565
HP	28,400	542,440
IAC *	4,525	473,451
Ichor Holdings *	14,598	335,462
Impinj *	7,009	344,422
Intel	49,821	1,767,151
InterDigital	2,800	203,980
International Business Machines	2,500	361,675
inTEST *	7,800	67,860
Iteris *	44,468	279,704
Itron *	7,100	518,300
Jabil	27,000	823,500

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Juniper Networks	39,500	$1,104,025
KEMET *	12,200	205,570
Key Tronic *	9,600	69,792
Kimball Electronics *	8,500	165,325
KLA-Tencor	4,200	389,046
Kulicke & Soffa Industries *	10,300	221,862
LogMeIn	2,600	302,770
Luxoft Holding, Cl A *	700	44,065
Mastercard, Cl A	40,599	5,188,552
Mesa Laboratories	1,713	247,580
Methode Electronics	6,000	238,500
Microchip Technology	10,750	860,430
Micron Technology *	11,046	310,614
Microsoft	22,889	1,664,030
MKS Instruments	14,181	1,186,241
MobileIron *	37,675	170,479
Model N *	19,404	256,133
Motorola Solutions	9,428	854,931
Nanometrics *	4,500	119,925
NCI, Cl A *	1,000	19,950
NCR *	31,599	1,196,022
Network-1 Technologies, Cl 1	76,700	329,810
Nuance Communications *	36,500	631,450
NVIDIA	31,599	5,135,153
Oracle	67,575	3,374,020
Palo Alto Networks *	15,492	2,041,536
Park City Group *	18,474	249,399
Paychex	13,831	800,123
PC Connection	12,300	317,340
PCM *	16,700	206,662
PDF Solutions *	15,839	254,216
Perficient *	1,500	28,200
Photronics *	30,745	308,987
Planet Payment *	59,864	193,959
Plexus *	2,867	153,700
PRGX Global *	14,200	88,750
Progress Software	17,562	562,160
PTC *	11,540	636,893
QAD, Cl A	8,250	258,637
QUALCOMM	4,021	213,877
Radisys *	47,443	115,761
RealPage *	6,700	259,625
Red Hat *	6,757	668,065
Rogers *	1,400	165,158

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Rudolph Technologies *	7,400	$183,150
salesforce.com *	23,614	2,144,151
Sanmina *	2,400	86,040
ScanSource *	3,800	150,480
Science Applications International	2,157	151,874
Spok Holdings	2,100	34,440
Synaptics *	300	15,783
Tech Data *	2,500	256,000
Telenav *	32,109	240,817
TeleTech Holdings	3,283	137,230
Teradata *	36,000	1,145,520
Total System Services	18,660	1,184,164
Travelport Worldwide	27,000	386,100
TTM Technologies *	5,600	97,328
Ultra Clean Holdings *	8,500	199,325
Unisys *	39,275	502,720
Universal Display	5,054	609,512
Upland Software *	9,770	240,831
USA Technologies *	67,075	372,266
Verint Systems *	14,694	582,617
VeriSign *	1,393	140,930
Versum Materials	2,059	72,600
Visa, Cl A	24,847	2,473,767
Vishay Intertechnology	19,400	346,290
Vishay Precision Group *	11,400	199,500
Wayside Technology Group	5,374	92,433
Web.com Group *	26,639	584,726
Western Digital	4,400	374,528
Wix.com *	1,200	74,040
Zix *	58,000	309,140

		102,664,327

Materials — 1.9%
A Schulman	6,300	165,690
AdvanSix *	209	6,997
Air Products & Chemicals	4,118	585,374
American Vanguard	16,715	295,856
Ashland Global Holdings	10,040	652,299
Avery Dennison	1,600	148,688
Balchem	1,061	82,334
Ball	7,110	297,909
Boise Cascade *	4,200	127,470
CF Industries Holdings	76,531	2,246,185
Chemours	8,000	380,880
Clearwater Paper *	1,600	78,640

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Core Molding Technologies *	4,500	$85,815
Crown Holdings *	2,400	142,728
Eastman Chemical	2,600	216,216
Ecolab	3,284	432,404
EI du Pont de Nemours	8,668	712,596
Ferro *	18,514	356,209
FMC	9,500	725,610
HB Fuller	4,507	232,201
Huntsman	37,000	984,940
International Flavors & Fragrances	4,173	555,760
International Paper	4,700	258,406
Kaiser Aluminum	2,563	249,354
KapStone Paper and Packaging	10,001	228,623
KMG Chemicals	8,582	434,421
Kraton *	5,900	219,480
Louisiana-Pacific *	6,800	170,748
LSB Industries *	20,412	144,517
Martin Marietta Materials	1,100	249,073
Materion	8,071	310,330
Minerals Technologies	200	14,160
Monsanto	4,995	583,516
Nucor	3,700	213,379
OMNOVA Solutions *	31,900	299,860
Packaging Corp of America	2,500	273,700
PH Glatfelter	10,600	216,982
PPG Industries	3,294	346,693
Praxair	4,032	524,805
Rayonier Advanced Materials	15,700	234,087
RPM International	2,400	124,488
Sealed Air	7,800	339,378
Sensient Technologies	4,239	315,212
Sherwin-Williams	8,736	2,946,391
Stepan	700	57,519
TimkenSteel *	11,060	175,744
US Concrete *	6,181	484,281
Vulcan Materials	7,845	965,877
WR Grace	10,195	703,047

		20,596,872

Real Estate — 1.7%
Acadia Realty Trust ‡	9,684	288,002
American Assets Trust ‡	8,500	345,185
Ashford Hospitality Prime ‡	6,500	67,340
AvalonBay Communities ‡	3,639	699,962

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Boston Properties ‡	5,209	$629,820
Camden Property Trust ‡	6,923	620,993
Chatham Lodging Trust ‡	7,481	154,707
Colony NorthStar, Cl A ‡	151,094	2,212,016
CorEnergy Infrastructure Trust ‡	3,100	110,391
CoreSite Realty ‡	8,099	879,390
Crown Castle International ‡	8,221	826,868
Digital Realty Trust ‡	5,600	645,904
Equinix ‡	3,416	1,539,694
Equity Commonwealth ‡ *	26,310	830,870
Equity Residential ‡	10,400	707,824
Getty Realty ‡	5,631	146,293
GGP ‡	26,600	601,426
Gladstone Commercial ‡	9,400	200,032
Hudson Pacific Properties ‡	9,295	304,132
Independence Realty Trust ‡	31,199	315,734
Iron Mountain ‡	15,427	560,278
Maui Land & Pineapple *	11,701	203,012
National Storage Affiliates Trust ‡	12,798	293,842
NorthStar Realty Europe ‡	12,099	156,198
Public Storage ‡	3,600	740,052
QTS Realty Trust, Cl A ‡	1,700	90,899
Retail Properties of America, Cl A ‡	12,700	168,021
Rexford Industrial Realty ‡	13,746	392,036
Ryman Hospitality Properties ‡	3,600	225,324
Sabra Health Care ‡	11,821	274,247
Seritage Growth Properties ‡	2,833	132,499
Simon Property Group ‡	6,046	958,291
Starwood Waypoint Homes ‡	4,562	159,488
Summit Hotel Properties ‡	27,700	496,661
Tanger Factory Outlet Centers ‡	3,400	89,862
Ventas ‡	10,200	686,970
Welltower ‡	9,900	726,561

		18,480,824

Telecommunication Services — 1.1%
AT&T	56,556	2,205,684
Boingo Wireless *	26,767	396,954
IDT, Cl B	9,700	143,657
Iridium Communications *	13,200	131,340
Level 3 Communications *	25,051	1,469,993
magicJack VocalTec *	32,800	241,080
T-Mobile US *	45,177	2,785,614

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Telecommunication Services (continued)
Verizon Communications	85,440	$4,135,296

		11,509,618

Utilities — 1.2%
Alliant Energy	13,028	528,025
Ameren	2,547	142,887
American Electric Power	7,537	531,660
American Water Works	9,735	789,509
Atmos Energy	12,030	1,043,723
Avangrid	11,070	502,799
Avista	3,612	190,027
Black Hills	3,223	224,514
Calpine *	17,805	256,036
Chesapeake Utilities	4,476	345,771
CMS Energy	3,900	180,336
Consolidated Edison	1,200	99,432
Dominion Energy	9,100	702,338
DTE Energy	7,229	773,937
Duke Energy	10,176	866,181
Edison International	2,000	157,360
Eversource Energy	1,900	115,501
Exelon	14,500	555,930
FirstEnergy	21,500	686,065
Gas Natural	5,100	66,045
IDACORP	3,619	312,537
NiSource	31,830	829,490
Northwest Natural Gas	2,328	146,897
NorthWestern	1,991	115,060
PG&E	1,607	108,778
Portland General Electric	8,153	364,358
Public Service Enterprise Group	3,900	175,383
SCANA	5,052	325,197
South Jersey Industries	8,178	277,806
Southern	7,987	382,817
Spire	3,477	252,430
WEC Energy Group	11,966	753,499
Xcel Energy	11,234	531,480

		13,333,808

		467,667,271

Total Common Stock (Cost $800,645,534)		1,009,834,385

REGISTERED INVESTMENT COMPANIES — 3.6%

	Shares	Value
CLOSED-END FUND — 0.0%
F&C Commercial Property Trust	61,818	$121,284

EXCHANGE TRADED FUND — 0.0%
iShares MSCI South Korea Capped ETF	3,739	260,608

OPEN-END FUND — 3.6%
Oakmark International Small Capital Fund	2,107,566	37,915,111

Total Registered Investment Companies (Cost $28,712,682)		38,297,003

PREFERRED STOCK (D) — 0.5%

BRAZIL — 0.2%
Alpargatas	26,600	125,820
Banco do Estado do Rio Grande do Sul	84,200	394,222
Centrais Eletricas Brasileiras	28,200	152,017
Centrais Eletricas Santa Catarina,*	3,600	23,228
Cia Brasileira de Distribuicao*	100	2,340
Cia de Transmissao de Energia Eletrica Paulista	6,600	148,557
Cia Energetica de Minas Gerais,	21,968	59,880
Cia Ferro Ligas da Bahia - FERBASA	3,100	12,168
Eucatex Industria e Comercio	3,300	2,974
Gerdau	79,062	271,285
Itausa - Investimentos Itau	47,729	141,885
Lojas Americanas	16,100	80,646
Marcopolo	181,500	189,744
Schulz	1,200	2,367
Suzano Papel e Celulose, Cl A	11,183	50,386
Telefonica Brasil	35,072	524,334
Vale, Cl A	9,000	84,622

		2,266,475

CHILE — 0.0%
Embotelladora Andina, Cl B	23,882	108,790

GERMANY — 0.1%
Henkel & KGaA	6,422	910,380
Volkswagen	3,264	502,695

		1,413,075

SOUTH AFRICA — 0.0%
Absa Bank	257	14,401

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

PREFERRED STOCK — continued

	Shares	Value
SOUTH KOREA — 0.2%
Hyundai Motor	6,800	$644,118
LG Chemical	358	73,420
LG Household & Health Care	189	107,754
Samsung Electronics	343	591,871

		1,417,163

Total Preferred Stock
(Cost $4,200,683)		5,219,904

RIGHTS* — 0.0%
	Number of Rights
Bank of Communications ‡‡	710	—
Gecina, Expires 08/04/17	1,587	4,712
Synergetics, Expires 10/15/18	33,700	—
Total Rights

(Cost $—)		4,712

WARRANT* — 0.0%

	Number of Warrants
Vibhavadi Medical Center, Expires 05/08/22
Cost ($—)	56,123	—

Total Investments — 98.3%
(Cost $833,558,899) †		$1,053,356,004

A list of the open forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/15/17	EUR	8,888,100	USD	9,693,540	$(837,393)
8/15/17	USD	4,429,405	EUR	3,915,800	210,172
9/20/17-9/28/17	CHF	1,503,000	USD	1,526,366	(33,265)
10/10/17	GBP	2,639,500	USD	3,423,946	(67,047)
10/10/17	USD	405,943	GBP	309,900	3,929
10/26/17	AUD	1,049,200	USD	833,301	(5,090)
10/26/17	USD	98,688	AUD	124,000	398

					$ (728,296)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Depreciation
Brown Brothers Harriman	$(1,527,447)	$1,494,217	$(33,231)
State Street	(19,826,536)	19,131,471	(695,065)

			$(728,296)

Percentages are based on net assets of $1,071,816,923.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $4,004,664 or 0.4% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2017, was $59,775 and represented 0.0% of Net Assets.
(D)	Interest rate unavailable.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $833,558,899, and the unrealized appreciation and depreciation were $242,345,058 and $(22,547,953) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Private Joint Stock Company

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2017
(unaudited)

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$1,132,174	$—	$—	$1,132,174
Australia	21,581,171	—	—	21,581,171
Austria	4,241,685	—	—	4,241,685
Belgium	6,012,792	—	—	6,012,792
Bermuda	199,800	—	—	199,800
Brazil	11,660,925	—	—	11,660,925
Canada	26,676,083	—	—	26,676,083
Chile	2,065,375	—	—	2,065,375
China	46,498,513	—	—	46,498,513
Colombia	67,214	—	—	67,214
Czech Republic	206,442	—	—	206,442
Denmark	7,301,465	—	—	7,301,465
Egypt	213,906	—	—	213,906
Finland	3,819,234	—	—	3,819,234
France	25,688,424	—	—	25,688,424
Germany	31,671,358	—	—	31,671,358
Greece	530,731	—	—	530,731
Hong Kong	20,573,371	—	53,434	20,626,805
Hungary	198,609	—	—	198,609
India	18,159,511	—	—	18,159,511
Indonesia	4,719,280	—	6,341	4,725,621
Ireland	7,393,566	—	—	7,393,566
Israel	3,299,840	—	—	3,299,840
Italy	12,901,060	—	—	12,901,060
Japan	51,053,246	—	—	51,053,246
Malaysia	7,552,609	—	—	7,552,609
Mexico	6,562,834	—	—	6,562,834
Netherlands	23,024,547	—	—	23,024,547
New Zealand	1,545,567	—	—	1,545,567
Norway	3,392,330	—	—	3,392,330
Pakistan	137,983	—	—	137,983
Panama	878,220	—	—	878,220
Peru	467,171	—	—	467,171
Philippines	2,946,799	—	—	2,946,799
Poland	3,700,130	—	—	3,700,130
Portugal	1,557,826	—	—	1,557,826
Puerto Rico	400,104	—	—	400,104
Russia	6,690,830	—	—	6,690,830
Singapore	4,465,090	—	—	4,465,090
South Africa	8,687,583	—	—	8,687,583
South Korea	29,614,305	—	—	29,614,305
Spain	10,874,013	—	—	10,874,013
Sweden	7,920,450	—	—	7,920,450
Switzerland	32,935,310	—	—	32,935,310
Taiwan	13,636,467	—	—	13,636,467
Thailand	8,681,120	—	—	8,681,120
Turkey	4,597,953	—	—	4,597,953
United Arab Emirates	717,573	—	—	717,573
United Kingdom	53,254,750	—	—	53,254,750
United States	467,667,271	—	—	467,667,271

Total Common Stock	1,009,774,610	—	59,775	1,009,834,385

Registered Investment Companies	38,297,003	—	—	38,297,003
Preferred Stock
Brazil	2,266,475	—	—	2,266,475
Chile	108,790	—	—	108,790
Germany	1,413,075	—	—	1,413,075
South Africa	14,401	—	—	14,401
South Korea	1,417,163	—	—	1,417,163

Total Preferred Stock	5,219,904	—	—	5,219,904

Rights	4,712	—	—	4,712
Warrant	—	—	—	—

Total Investments in Securities	$1,053,296,229	$–	$59,775	$1,053,356,004

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized
Appreciation	$—	$214,499	$ —	$ 214,499
Unrealized
Depreciation	—	(942,795)	—	(942,795)

Total Other Financial Instruments	$—	$(728,296)	$ —	$ (728,296)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended July 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended July 31, 2017, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY— 26.8%

	Shares	Value
OPEN-END FUND — 26.8%
PIMCO Emerging Local Bond Fund, Cl I

(Cost $65,304,257)	7,638,530	$58,205,601

COMMON STOCK — 23.5%

ENERGY — 22.6%
American Midstream Partners LP (A)	70,904	1,006,837
Arc Logistics Partners LP (A)	23,593	363,568
Archrock Partners LP (A)	66,500	981,540
Blueknight Energy Partners (A)	25,020	151,371
Buckeye Partners LP (A)	20,438	1,295,565
Cona Resources	101,967	249,448
Crestwood Equity Partners LP (A)	66,802	1,643,329
CrossAmerica Partners LP	27,621	768,416
CSI Compressco (A)	45,664	224,667
DCP Midstream LP (A)	60,310	2,052,349
Delek Logistics Partners LP (A)	5,700	199,215
Enbridge Energy Escrow Account(A) *	388,717	—
Enbridge Energy Management *	174,135	2,643,372
Energy Transfer Partners (A)	202,446	4,188,597
EnLink Midstream Partners LP (A)	151,108	2,497,815
GasLog Partners LP (A)	22,048	545,688
Genesis Energy LP (A)	67,055	2,025,061
Global Partners LP (A)	36,690	658,585
Golar LNG Partners LP (A)	45,912	1,033,479
Granite Oil	52,506	194,989
Hoegh LNG Partners LP (A)	6,082	119,511
Holly Energy Partners LP (A)	22,682	816,552
KNOT Offshore Partners LP (A)	22,435	516,005
Martin Midstream Partners LP (A)	82,419	1,636,017
NGL Energy Partners LP (A)	124,361	1,585,603
NuStar Energy LP (A)	71,181	3,080,714
NuStar GP Holdings (A)	8,700	196,620
ONEOK	43,510	2,461,361
PBF Logistics LP (A)	11,105	225,432
Plains GP Holdings LP, Cl A	42,600	1,164,684
Sanchez Energy (A)*	607	3,423
Sanchez Production Partners LP (A)	21,700	251,720
Sprague Resources LP (A)	20,340	567,486
Summit Midstream Partners LP (A)	78,996	1,801,109
Sunoco LP (A)	116,316	3,759,333
Targa Resources	63,570	2,950,284
TC Pipelines LP (A)	24,664	1,413,001

COMMON STOCK — continued

	Shares/ Face Amount(1)	Value
ENERGY — (continued)
Teekay LNG Partners LP (A)	46,680	$879,918
Teekay Offshore Partners LP (A)	6,000	15,540
USA Compression Partners LP (A)	78,555	1,285,160
USD Partners LP (A)	9,340	110,679
Williams Partners LP (A)	36,155	1,497,902

		49,061,945

FINANCIALS — 0.2%
Annaly Capital Management ‡	19,000	228,570
Oslo Bors VPS Holding	11,150	161,659

		390,229

UTILITIES — 0.7%
AmeriGas Partners LP (A)	9,600	437,376
Suburban Propane Partners LP (A)	46,930	1,140,399

		1,577,775

Total Common Stock (Cost $50,563,980)		51,029,949

CORPORATE OBLIGATIONS — 23.0%

CONSUMER DISCRETIONARY — 3.3%
Carlson Travel
9.500%, 12/15/24(B)	475,000	479,750
Codere Finance 2 Luxembourg
7.625%, 11/01/21(B)	625,000	618,750
Gol LuxCo
9.500%, 07/20/21(B)	76,789	72,950
Golden Nugget
8.500%, 12/01/21(B)	750,000	794,062
Live Nation Entertainment
4.875%, 11/01/24(B)	500,000	512,500
Men’s Wearhouse
7.000%, 07/01/22	745,000	674,225
MGM Resorts International
7.750%, 03/15/22	695,000	816,556
Salem Media Group
6.750%, 06/01/24(B)	655,000	679,562
Servicios Corporativos Javer
9.875%, 04/06/21(B)	337,000	347,717
Station Casinos
7.500%, 03/01/21	239,000	249,158
Univision Communications
5.125%, 02/15/25(B)	885,000	887,213
Viking Cruises
8.500%, 10/15/22(B)	775,000	813,750
William Hill
4.875%, 09/07/23 GBP	200,000	275,029

		7,221,222

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
CONSUMER STAPLES — 3.7%
B&G Foods
5.250%, 04/01/25	645,000	$672,412
Clearwater Seafoods
6.875%, 05/01/25(B)	775,000	827,312
Hearthside Group Holdings
6.500%, 05/01/22(B)	675,000	691,875
JBS USA
5.875%, 07/15/24(B)	825,000	818,812
Kronos Acquisition Holdings
9.000%, 08/15/23(B)	490,000	492,450
Post Holdings
5.000%, 08/15/26(B)	945,000	969,806
Prime Security Services Borrower
9.250%, 05/15/23(B)	755,000	841,825
Simmons Foods
7.875%, 10/01/21(B)	990,000	1,055,587
Southern Graphics
8.375%, 10/15/20(B)	855,000	863,550
TreeHouse Foods
6.000%, 02/15/24(B)	665,000	713,213

		7,946,842

ENERGY — 3.3%
California Resources
8.000%, 12/15/22(B)	535,000	341,062
5.500%, 09/15/21	556,000	318,310
Cona Resources
7.250%, 02/01/22(B)	1,190,000	1,201,900
Denbury Resources
5.500%, 05/01/22	705,000	382,462
Energen
4.625%, 09/01/21	793,000	802,912
Energen MTN
7.125%, 02/15/28	235,000	246,750
MEG Energy
7.000%, 03/31/24(B)	1,633,000	1,343,143
Murphy Oil
7.050%, 05/01/29	270,000	286,200
6.875%, 08/15/24	75,000	79,688
5.125%, 12/01/42	477,000	443,312
Navios Maritime Acquisition
8.125%, 11/15/21(B)	385,000	332,063
Sanchez Energy
6.125%, 01/15/23	650,000	529,750
Whiting Petroleum
5.750%, 03/15/21	860,000	815,925

		7,123,477

FINANCIALS — 0.5%
Ladbrokes Group Finance
5.125%, 09/08/23 GBP	400,000	535,677

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — (continued)
Minerva Luxembourg
6.500%, 09/20/26(B)	$500,000	$500,000

		1,035,677

HEALTH CARE — 3.9%
Acadia Healthcare
5.125%, 07/01/22	930,000	960,225
DaVita
5.000%, 05/01/25	890,000	903,172
Envision Healthcare
5.125%, 07/01/22(B)	825,000	851,812
Halyard Health
6.250%, 10/15/22	825,000	862,125
HCA
4.750%, 05/01/23	407,000	428,367
4.500%, 02/15/27	394,000	402,865
Kindred Healthcare
6.375%, 04/15/22	800,000	742,000
LifePoint Health
5.375%, 05/01/24	750,000	781,950
MEDNAX
5.250%, 12/01/23(B)	760,000	782,800
Select Medical
6.375%, 06/01/21	790,000	813,700
Tenet Healthcare
4.500%, 04/01/21	1,025,000	1,042,938

		8,571,954

INDUSTRIALS — 4.3%
AECOM
5.875%, 10/15/24	405,000	441,956
Airxcel
8.500%, 02/15/22(B)	515,000	545,900
ATS Automation Tooling Systems
6.500%, 06/15/23(B)	805,000	847,262
CBC Ammo
7.250%, 11/15/21(B)	815,000	829,263
Engility
8.875%, 09/01/24	715,000	775,775
Gol Linhas Aereas
10.750%, 02/12/23(B)	400,000	141,000
IHS Markit
5.000%, 11/01/22(B)	700,000	750,890
Kratos Defense & Security Solutions
7.000%, 05/15/19	438,000	446,760
MasTec
4.875%, 03/15/23	715,000	715,000
Ritchie Bros Auctioneers
5.375%, 01/15/25(B)	570,000	598,010
Sensata Technologies BV
4.875%, 10/15/23(B)	780,000	807,300

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — (continued)
Tervita Escrow
7.625%, 12/01/21(B)	$630,000	$639,450
Titan International
6.875%, 10/01/20	705,000	730,556
Welbilt
9.500%, 02/15/24	850,000	988,125

		9,257,247

INFORMATION TECHNOLOGY — 1.9%
DynCorp International
11.875%, 11/30/20	654,875	687,619
Gartner
5.125%, 04/01/25(B)	900,000	951,750
Leidos
7.125%, 07/01/32	446,000	495,617
5.500%, 07/01/33	295,000	283,189
Microsemi
9.125%, 04/15/23(B)	590,000	678,500
Qorvo
7.000%, 12/01/25	835,000	949,813

		4,046,488

MATERIALS — 1.4%
Crown Americas
4.500%, 01/15/23	675,000	713,813
Kissner Holdings
8.375%, 12/01/22(B)	1,030,000	1,058,325
LSB Industries
8.500%, 08/01/19(C)	782,000	770,270
Sealed Air
5.125%, 12/01/24(B)	512,000	547,200

		3,089,608

TELECOMMUNICATION SERVICES — 0.4%
Virgin Media Finance
6.000%, 10/15/24(B)	800,000	846,496

UTILITIES — 0.3%
Stoneway Capital
10.000%, 03/01/27(B)	675,000	708,750

Total Corporate Obligations
(Cost $48,864,161)		49,847,761

CONVERTIBLE BONDS — 19.8%

Advanced Micro Devices
2.125%, 09/01/26	155,000	290,625
Aerojet Rocketdyne Holdings
2.250%, 12/15/23(B)	525,000	594,891

CONVERTIBLE BONDS — continued

	Face Amount	Value
Air Lease
3.875%, 12/01/18	$255,000	$367,041
AK Steel
5.000%, 11/15/19	180,000	242,888
Alon USA Energy
3.000%, 09/15/18	405,000	458,409
Altaba
0.000%, 12/01/18(D)	445,000	525,100
Anthem
2.750%, 10/15/42	305,000	776,797
Atlas Air Worldwide Holdings
1.875%, 06/01/24	495,000	586,884
BioMarin Pharmaceutical
1.500%, 10/15/20	230,000	271,113
Blackhawk Network Holdings
1.500%, 01/15/22(B)	510,000	572,156
Carbonite
2.500%, 04/01/22(B)	140,000	162,575
Cemex
3.720%, 03/15/20	445,000	520,372
Cheniere Energy
4.250%, 03/15/45	695,000	476,509
Chesapeake Energy
5.500%, 09/15/26(B)	255,000	240,975
Citrix Systems
0.500%, 04/15/19	390,000	463,856
Clovis Oncology
2.500%, 09/15/21	205,000	323,644
Ctrip.com International
1.250%, 09/15/22(B)	440,000	496,375
Cypress Semiconductor
4.500%, 01/15/22	470,000	591,906
DexCom
0.750%, 05/15/22(B)	255,000	251,494
DISH Network
3.375%, 08/15/26(B)	855,000	1,062,337
Dycom Industries
0.750%, 09/15/21	325,000	380,047
Electronics For Imaging
0.750%, 09/01/19	395,000	426,106
Encore Capital Group
3.250%, 03/15/22(B)	365,000	393,059
Euronet Worldwide
1.500%, 10/01/44	445,000	611,875
Evolent Health
2.000%, 12/01/21(B)	215,000	273,319
Fidelity National Financial
4.250%, 08/15/18	145,000	390,866
Finisar
0.500%, 12/15/33	230,000	261,625
0.500%, 12/15/36(B)	375,000	373,828
Flexion Therapeutics
3.375%, 05/01/24(B)	100,000	110,125
Gogo
3.750%, 03/01/20	270,000	248,906
Greenbrier
2.875%, 02/01/24(B)	475,000	513,297

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
GS Finance
0.000%, 06/05/23(D)	$550,000	$579,271
HCI Group
4.250%, 03/01/37(B)	220,000	209,000
Hologic
2.000%, 03/01/42(C)	250,000	357,813
HubSpot
0.250%, 06/01/22(B)	490,000	502,250
Illumina
0.500%, 06/15/21	475,000	508,547
Inphi
1.125%, 12/01/20	45,000	53,663
0.750%, 09/01/21(B)	155,000	156,356
Intel
3.250%, 08/01/39	545,000	939,444
Ionis Pharmaceuticals
1.000%, 11/15/21	290,000	312,475
Ironwood Pharmaceuticals
2.250%, 06/15/22	220,000	282,700
Jazz Investments I
1.875%, 08/15/21	580,000	632,925
Lam Research
1.250%, 05/15/18	340,000	895,900
LendingTree
0.625%, 06/01/22(B)	350,000	439,906
Liberty Expedia Holdings
1.000%, 06/30/47(B)	520,000	564,850
Liberty Interactive
1.750%, 09/30/46(B)	555,000	686,119
Liberty Media
2.250%, 09/30/46(B)	330,000	354,544
1.375%, 10/15/23	360,000	454,248
Liberty Media -Liberty Formula One
1.000%, 01/30/23(B)	465,000	525,450
Live Nation Entertainment
2.500%, 05/15/19	370,000	435,213
Lumentum Holdings
0.250%, 03/15/24(B)	385,000	477,640
Macquarie Infrastructure
2.875%, 07/15/19	475,000	518,938
Medicines
2.750%, 07/15/23	75,000	79,828
2.500%, 01/15/22	50,000	65,406
Medidata Solutions
1.000%, 08/01/18	300,000	412,500
Meritor
7.875%, 03/01/26	205,000	354,522
Microchip Technology
1.625%, 02/15/27(B)	1,110,000	1,229,325
Micron Technology
3.000%, 11/15/43	840,000	903,525
Nabors Industries
0.750%, 01/15/24(B)	475,000	373,766
Neurocrine Biosciences
2.250%, 05/15/24(B)	545,000	555,559
Nice Systems
1.250%, 01/15/24(B)	450,000	483,469

CONVERTIBLE BONDS — continued

	Face Amount(1)	Value
Nuance Communications
1.250%, 04/01/25(B)	585,000	$589,388
NuVasive
2.250%, 03/15/21	275,000	343,406
Oasis Petroleum
2.625%, 09/15/23	475,000	465,797
ON Semiconductor
1.625%, 10/15/23(B)	160,000	165,500
OSI Systems
1.250%, 09/01/22(B)	555,000	559,509
Pacira Pharmaceuticals
2.375%, 04/01/22(B)	430,000	431,882
Pescanova
8.750%, 02/17/19 (E) (F) EUR	400,000	23,960
5.125%, 04/20/20 (E) (F) EUR	500,000	29,950
Priceline Group
1.000%, 03/15/18	185,000	395,669
0.350%, 06/15/20	525,000	824,906
Proofpoint
0.750%, 06/15/20	440,000	548,900
PROS Holdings
2.000%, 06/01/47(B)	570,000	521,550
RealPage
1.500%, 11/15/22(B)	430,000	488,856
RH
6.183%, 06/15/19(B) (D)	275,000	244,406
6.562%, 07/15/20(B) (D)	240,000	197,700
Royal
2.875%, 06/15/19	485,000	537,137
RPM International
2.250%, 12/15/20	375,000	434,297
RTI International Metals
1.625%, 10/15/19	305,000	338,169
salesforce.com
0.250%, 04/01/18	530,000	732,394
Scorpio Tankers
2.375%, 07/01/19(B)	295,000	264,025
ServiceNow
0.000%, 06/01/22(B) (D)	445,000	463,912
Square
0.375%, 03/01/22(B)	335,000	445,131
Synaptics
0.500%, 06/15/22(B)	475,000	487,469
Take-Two Interactive Software
1.000%, 07/01/18	90,000	331,538
Teradyne
1.250%, 12/15/23(B)	340,000	429,887
TESARO
3.000%, 10/01/21	65,000	240,256
Tesla
2.375%, 03/15/22	170,000	201,237
0.250%, 03/01/19	475,000	516,266
Titan Machinery
3.750%, 05/01/19	550,000	534,875
Tivity Health
1.500%, 07/01/18	200,000	407,875
Tutor Perini
2.875%, 06/15/21	320,000	366,200

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount/ Shares	Value
Veeco Instruments
2.700%, 01/15/23	$295,000	$316,019
VeriSign
4.452%, 08/15/37	280,000	829,850
Viavi Solutions
1.000%, 03/01/24(B)	160,000	171,400
0.625%, 08/15/33	330,000	371,250
Weatherford International
5.875%, 07/01/21	245,000	260,006
Wright Medical Group
2.000%, 02/15/20	370,000	403,531
Zillow Group
2.000%, 12/01/21(B)	315,000	354,178

Total Convertible Bonds
(Cost $43,174,607)		42,872,433

PREFERRED STOCK — 4.1%

UNITED STATES — 4.1%
Allergan, 5.500%*	1,285	1,148,469
American Tower, 5.500%‡ *	3,835	464,754
Bank of America, 7.250%*	650	843,781
Becton Dickinson, 6.125%*	14,420	805,934
Blueknight Energy Partners, 11.000% (G)(A)	8,535	66,317
Crown Castle International, 6.875%‡	890	946,426
Mandatory Exchangeable Trust, 5.750%* (B)	1,305	233,151
NCR, 5.500%	170	250,028
NextEra Energy, 6.371%*	1,530	101,317
NextEra Energy, 6.123%*	12,690	702,391
Post Holdings, 2.500%	1,340	210,212
Sanchez Energy, 6.500%	4,650	99,045
Scorpio Tankers, 8.250%	17,300	442,880
Stanley Black & Decker, 5.375%	6,625	714,572
Teekay Offshore Partners, 7.250% (A)	9,100	193,830
T-Mobile US, 5.500%*	5,600	561,736
Wells Fargo, 7.500%*	535	712,888
WPX Energy, 6.250%	6,530	328,002

Total Preferred Stock
(Cost $8,907,679)		8,825,733

SOVEREIGN DEBT — 0.5%

	Face Amount(1)	Value
Hellenic Republic Government Bond
3.000%, 02/24/23 (C) EUR	640,000	$710,152
Mexican Bonos
6.500%, 06/10/21 MXN	6,150,000	342,814

Total Sovereign Debt
(Cost $930,967)		1,052,966

LOAN PARTICIPATION — 0.2%
Gol LuxCo
6.500%, 08/31/20
(Cost $546,345)	550,000	562,375

Total Investments— 97.9%
(Cost $218,291,996) †		$212,396,818

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

	Number of
Type of	Contracts	Expiration	Unrealized
Contract	Short	Date	Depreciation
BP Currency	(10)	Sep-2017	$(26,400)
Euro Currency	(5)	Sep-2017	(36,931)

			$(63,331)

Percentages are based on net assets of $216,863,248.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $42,280,902 or 19.5% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2017, was $53,910 and represented 0.0% of Net Assets.
(F)	Security in default on interest payments.
(G)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $218,291,996, and the unrealized appreciation and depreciation were $6,524,862 and $(12,420,040) respectively.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2017
(unaudited)

Cl — Class

EUR — Euro

GBP — British Pound

GP — General Partner

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Company	$58,205,601	$—	$—	$58,205,601
Common Stock	51,029,949	—	—	51,029,949
Corporate Obligations	—	49,847,761	—	49,847,761
Convertible Bonds	—	42,872,433	—	42,872,433
Preferred Stock	4,656,459	4,169,274	—	8,825,733
Sovereign Debt	—	1,052,966	—	1,052,966
Loan Participation	—	562,375	—	562,375

Total Investments in Securities	$113,892,009	$98,504,809	$—	$212,396,818

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(63,331)	$—	$—	$(63,331)
Total Other Financial Instruments

	$(63,331)	$—	$—	$(63,331)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 53.7%

	Shares/ Face Amount	Value

EXCHANGE TRADED FUNDS — 1.0%
Financial Select Sector SPDR Fund	27,100	$679,939
Health Care Select Sector SPDR Fund	32,000	2,556,480
Technology Select Sector SPDR Fund	39,900	2,280,684

		5,517,103

OPEN-END FUNDS — 52.7%
AQR Long-Short Equity Fund, Cl R6	3,656,499	51,520,073
AQR Managed Futures Strategy HV Fund, Cl R6	6,232,897	53,353,595
AQR Style Premia Alternative Fund, Cl R6	5,617,003	58,248,320
ASG Managed Futures Strategy Fund, Cl Y	5,918,494	58,356,351
PIMCO All Asset All Authority Fund, Cl I	7,063,387	63,570,479

		285,048,818

Total Registered Investment Companies
(Cost $307,776,465)		290,565,921

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bills
1.202%, 07/19/18 (A)	$14,100,000	13,934,903
0.836%, 01/04/18 (A)	13,000,000	12,939,654
U.S. Treasury Notes
2.375%, 05/15/27	26,300,000	26,487,993

Total U.S. Treasury Obligations
(Cost $53,305,118)		53,362,550

COMMON STOCK — 22.1%

AUSTRIA — 0.1%
Agrana Beteiligungs	247	33,479
Kapsch TrafficCom	2,248	126,925
POLYTEC Holding	5,177	95,574
S IMMO	8,757	130,929

		386,907

BELGIUM — 0.0%
D’ieteren	2,263	107,291

COMMON STOCK — continued

	Shares	Value
BERMUDA — 0.1%
Assured Guaranty	14,900	$670,649

BRAZIL — 0.2%
Cia Paranaense de Energia ADR	3,197	26,471
Cosan, Cl A	33,545	245,550
EcoRodovias Infraestrutura e Logistica	121,377	419,206
Minerva	39,269	157,159
Saraiva Livreiros Editores	36,334	54,180

		902,566

CANADA — 0.8%
Air Canada, Cl B *	32,600	518,514
Canfor Pulp Products	8,400	79,570
Capstone Mining *	71,486	68,805
Cascades	19,200	236,699
Cogeco	2,000	122,527
Equitable Group	4,500	197,722
Genworth MI Canada	14,400	420,075
Gluskin Sheff + Associates	8,456	115,098
High Arctic Energy Services	26,986	81,385
Labrador Iron Ore Royalty	23,954	330,850
Linamar	9,423	516,442
Medical Facilities	11,100	116,097
North American Energy Partners	24,957	105,093
North West	9,200	225,360
Sierra Wireless *	9,054	267,093
West Fraser Timber	10,300	547,323
Western Forest Products	81,852	162,818
ZCL Composites	8,433	89,826

		4,201,297

CHILE — 0.1%
Cia Cervecerias Unidas	20,941	279,118
Inversiones La Construccion	1,404	18,798

		297,916

CHINA — 0.6%
361 Degrees International	273,000	96,117
CECEP COSTIN New Materials Group *(B)	781,000	44,995
Changyou.com ADR *	10,345	437,904
China Cinda Asset Management, Cl H	559,000	232,595
China Pioneer Pharma Holdings	88,000	28,504
China Shenhua Energy, Cl H	70,500	175,645
China Shineway Pharmaceutical Group	101,469	101,588
China Southern Airlines ADR	1,367	52,124

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA (continued)
Chongqing Rural Commercial Bank, Cl H	422,000	$311,200
Daqo New Energy ADR *	8,532	216,371
Hisense Kelon Electrical Holdings, Cl A	100,353	143,640
JA Solar Holdings ADR *	21,985	138,066
Shimao Property Holdings	34,000	67,819
Sino-Ocean Group Holding	486,251	272,049
Sinopec Shanghai Petrochemical ADR	4,839	277,178
Sinotruk Hong Kong	95,000	99,734
Tarena International ADR	15,636	301,775
Weiqiao Textile, Cl H *(B)	12,330	8,808
Xinyuan Real Estate ADR	738	4,074

		3,010,186

DENMARK — 0.1%
Alm Brand	12,018	120,519
NNIT (C)	3,328	106,479
Solar, Cl B	1,910	113,708

		340,706

FINLAND — 0.0%
Atria, Cl A	9,683	129,529
Ramirent	10,376	103,423

		232,952

GERMANY — 0.3%
ADLER Real Estate *	535	8,387
ADO Properties (C)	2,615	118,114
China Yuchai International	211	4,612
Covestro (C)	4,398	341,640
CropEnergies	9,642	103,412
Deutsche Beteiligungs	2,334	109,994
Deutsche Lufthansa	23,683	509,552
Deutz	13,214	98,205
Draegerwerk & KGaA	1,868	152,029
Eckert & Ziegler	2,518	106,772

		1,552,717

GREECE — 0.0%
Motor Oil Hellas Corinth
Refineries	4,768	107,525

HONG KONG — 1.2%
Beijing Capital International Airport, Cl H	78,000	122,830
Beijing Tong Ren Tang Chinese Medicine	69,730	96,951
Changgang Dunxin Enterprise *(B)	586,000	9,753

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
China Huarong Asset
Management, Cl H (C)	672,000	$275,311
China Lesso Group Holdings	162,601	114,704
China Merchants Land	492,637	105,329
China Resources Power Holdings	254,316	485,137
China Water Affairs Group	225,259	122,856
Chinese Estates Holdings	36,155	60,823
Chuang’s China Investments	390,000	34,452
Consun Pharmaceutical Group	120,265	97,465
CP Pokphand	378,000	35,328
CSI Properties	2,429,125	129,063
Dawnrays Pharmaceutical Holdings	26,181	15,754
Dickson Concepts International	96,000	36,257
E-Commodities Holdings	1,065,528	128,232
Emperor Capital Group	1,030,711	92,372
Fountain SET Holdings	748,000	98,638
Gemdale Properties & Investment	304,000	30,358
Guangzhou R&F Properties	271,572	485,372
Haier Electronics Group	169,000	435,980
Hop Fung Group Holdings	498,000	70,134
Hua Hong Semiconductor (C)	90,000	122,139
IT	240,968	120,317
Kerry Properties	71,500	250,819
Kingboard Chemical Holdings	85,386	384,799
Kingboard Laminates Holdings	40,500	56,518
Lonking Holdings	597,742	195,145
Melco Resorts & Entertainment ADR	24,916	503,303
People’s Insurance Group of China, Cl H	1,031,697	480,793
Qingdao Port International, Cl H (C)	78,000	44,139
Shanghai Prime Machinery, Cl H	306,270	65,483
Sun Hung Kai	147,890	97,700
Tianneng Power International	242,927	192,829
TPV Technology	318,737	74,677
VST Holdings	340,988	90,804
Weichai Power, Cl H	522,122	503,352
Yuexiu Transport Infrastructure	147,640	110,388
Zhuhai Holdings Investment Group	103,108	15,049

		6,391,353

INDIA — 0.1%
GHCL	16,235	59,789
Indian Oil	70,455	403,777

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Oil & Natural Gas	22,616	$59,720

		523,286

IRELAND — 0.2%
Endo International PLC *	46,885	516,673
Mallinckrodt PLC *	12,249	561,004
Seagate Technology PLC	1,200	39,552

		1,117,229

ISRAEL — 0.2%
ADO Group *	9,490	133,208
Blue Square Real Estate	2,653	121,280
El Al Israel Airlines	137,161	130,334
Norstar Holdings	5,437	97,816
Orbotech *	2,110	74,821
Partner Communications *	21,181	107,355
Rami Levy Chain Stores Hashikma Marketing 2006	1,760	83,521
Scope Metals Group	3,666	102,571
SodaStream International *	4,389	247,188
Strauss Group *	6,780	129,841

		1,227,935

ITALY — 0.1%
Avio *	6,353	94,309
Emak	43,118	80,648
Exprivia *	44,273	63,940
Gefran	14,116	115,052
Immobiliare Grande Distribuzione SIIQ ‡	118,147	115,386
Societa Cattolica di Assicurazioni SCRL	31,792	274,925

		744,260

JAPAN — 0.7%
Ahresty	10,900	111,131
Cleanup	15,416	124,173
Enomoto	2,700	141,802
Howa Machinery	7,112	52,512
Imasen Electric Industrial	9,000	100,902
I-O Data Device, Cl O	9,202	102,249
Kaga Electronics	5,535	122,152
Keihanshin Building	2,338	14,803
Kirindo Holdings	3,200	32,800
Kohnan Shoji	5,800	105,904
Kyodo Printing	6,000	21,008
Meiko Electronics	6,100	91,905
Mitsui Matsushima	8,000	107,832
Mixi	5,700	313,837

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Nippon Avionics *	48,110	$118,698
Nippon Chemical Industrial	51,000	109,638
Nippon Flour Mills	6,900	111,281
Nippon Road	23,000	128,514
Nissei Build Kogyo *	20,000	115,561
Nisshin Fudosan	8,300	46,301
Nisshin Oillio Group	11,000	65,155
Nittetsu Mining	2,004	112,520
Nomura Holdings ADR	5,426	32,393
Okuwa	10,000	106,581
Organo (D)	3,250	17,334
Sansha Electric Manufacturing	26,817	137,922
SBI Holdings	2,700	38,671
Sekisui Plastics	12,206	104,628
Shibaura Mechatronics	32,645	100,975
Shinagawa Refractories	6,000	16,382
Suzuki	10,800	73,962
T RAD	37,000	117,130
Take And Give Needs	14,207	100,130
Tera Probe *	9,624	117,414
Toa Road	32,000	132,360
Togami Electric Manufacturing	13,000	57,073
Toyo Construction	27,200	116,453
Wakita	10,800	121,965

		3,642,051

KUWAIT — 0.0%
Sungdo Engineering & Construction	21,825	130,671

MALAYSIA — 0.1%
AirAsia	464,805	350,653
George Kent Malaysia	68,800	69,097
Malaysian Pacific Industries	35,200	116,744
Padini Holdings	70,659	61,723

		598,217

NETHERLANDS — 0.1%
ASR Nederland	7,950	300,687
Sligro Food Group	2,465	111,616
VEON ADR	41,281	168,839

		581,142

NORWAY — 0.1%
Austevoll Seafood	12,342	109,876
Awilco Drilling	6,714	24,763
Fred Olsen Energy *	88,329	129,188
Kvaerner	87,210	126,996

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
NORWAY (continued)
Leroy Seafood Group	47,485	$275,567
SpareBank 1 Nord Norge	7,082	52,916

		719,306

PAKISTAN — 0.0%
Pakistan Telecommunication	243,500	33,013

PERU — 0.0%
Alicorp SAA	4,814	12,345

PHILIPPINES — 0.0%
First Philippine Holdings	26,291	34,388
Semirara Mining & Power, Cl A	62,589	210,242

		244,630

PORTUGAL — 0.0%
CTT-Correios de Portugal	36,644	239,149

PUERTO RICO — 0.0%
Triple-S Management, Cl B *	2,327	36,022

SINGAPORE — 0.3%
China Sunsine Chemical Holdings *	215,893	141,789
China Yuchai International	9,595	216,655
CSE Global	30,500	9,340
Hi-P International, Cl P	67,000	50,430
Hock Lian Seng Holdings	43,060	15,729
Hong Leong Asia	49,700	39,792
Indofood Agri Resources	74,986	27,390
k1 Ventures	189,460	101,360
OUE	9,921	14,642
RHT Health Trust	234,136	153,770
Riverstone Holdings	135,921	105,816
UMS Holdings	271,436	212,318
Valuetronics Holdings	270,625	161,758
Yanlord Land Group	83,400	111,393

		1,362,182

SOUTH AFRICA — 0.0%
Gold Fields ADR	15,064	60,105
Net 1 UEPS Technologies *	10,479	101,437

		161,542

SOUTH KOREA — 1.4%
Chong Kun Dang Pharmaceutical	2,458	247,107
Daeduck Electronics	12,152	121,623
Daehan Steel	7,841	97,395
Daewon Pharmaceutical	4,918	82,622
Daihan Pharmaceutical	2,217	72,015

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA (continued)
DHP Korea	12,831	$100,786
DongKook Pharmaceutical	1,846	99,307
Dongkuk Refractories & Steel	20,764	43,048
Dongwha Pharm	21,945	160,413
Dongwon Industries	322	79,705
EVERDIGM	5,823	64,524
Farmsco	4,571	49,833
GS Holdings	1,509	101,674
Han Kuk Carbon	11,326	60,726
Hanshin Construction	3,202	58,229
Hanwha	9,301	406,849
Hanwha Chemical	13,230	398,419
Hanwha General Insurance	12,445	111,766
HwaSung Industrial	2,157	29,298
iMarketKorea	9,415	107,271
Interpark Holdings	7,100	36,355
INZI Display	50,449	84,980
KM	18,000	89,755
Korea Autoglass	9,958	186,426
Korea United Pharm	10,733	193,262
Kwangju Bank	7,950	98,394
Kyungdong Pharm	2,714	46,565
LG Display	15,161	428,797
LG Uplus	34,251	509,610
LS	3,740	281,407
LS Cable & System Asia	18,531	105,484
Mhethanol	13,698	98,538
Mobase	15,352	108,790
Modetour Network	5,946	153,036
Moorim Paper *	11,476	27,996
NICE Total Cash Management	3,443	32,305
Organic Tea Cosmetics Holdings	30,085	102,161
Samjin Pharmaceutical	6,964	207,853
Samsung Electronics	340	732,228
Samyang Foods	2,479	108,216
Seohan	90,930	204,360
SFA Engineering	2,247	75,399
SK Holdings	334	81,034
SK Hynix	8,643	509,752
Sungwoo Hitech	19,242	122,772
Ubiquoss Holdings	17,660	101,316
Wins	3,979	45,157
YeaRimDang Publishing *	11,518	99,633

		7,364,191

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — 0.2%
Capio (C)	20,594	$117,078
International Petroleum *	25,946	89,981
JM	9,988	350,591
Klovern, Cl B	97,248	124,183
Nordic Waterproofing Holding (C)	1,164	14,849
Peab	20,222	237,440
Rottneros	35,601	31,968
Svenska Cellulosa SCA, Cl B	17,868	147,945
Tethys Oil	15,548	112,174

		1,226,209

THAILAND — 0.1%
Asia Plus Group Holdings	311,065	34,213
Sansiri	4,311,607	269,504

		303,717

UNITED KINGDOM — 0.1%
Amarin PLC ADR *	21,627	76,559
Subsea 7	29,506	436,801

		513,360

UNITED STATES — 14.9%

Consumer Discretionary — 2.0%
American Eagle Outfitters	3,800	44,992
American Outdoor Brands *	2,900	59,943
Bassett Furniture Industries	7,557	281,120
Beazer Homes USA *	24,702	327,549
Big 5 Sporting Goods	16,978	182,513
Bridgepoint Education *	11,462	111,296
Camping World Holdings, Cl A	3,500	111,860
Century Communities *	4,527	117,249
Chipotle Mexican Grill, Cl A *	1,660	570,658
Conn’s *	4,863	104,068
Del Taco Restaurants *	11,000	143,990
Dick’s Sporting Goods	18,100	675,854
DineEquity	1,800	74,052
Domino’s Pizza	3,600	671,400
Finish Line, Cl A	2,900	39,904
Floor & Decor Holdings, Cl A *	23,200	803,184
Fogo De Chao *	12,568	170,296
Foot Locker	1,500	70,785
Francesca’s Holdings *	15,332	149,180
GameStop, Cl A	39,800	863,262
Hanesbrands	2,900	66,468
Haverty Furniture	1,824	40,584
International Game Technology	9,700	184,688
Johnson Outdoors, Cl A	2,980	150,550
K12 *	13,507	239,209

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Libbey	4,200	$37,800
Liberty TripAdvisor Holdings, Cl A *	7,300	85,775
Lifetime Brands	9,558	181,124
M/I Homes *	14,546	377,323
Marcus	4,497	122,318
MCBC Holdings *	4,442	82,177
McDonald’s	1,500	232,710
Perry Ellis International *	11,059	217,199
Pinnacle Entertainment *	16,177	307,363
RCI Hospitality Holdings	13,614	308,902
Red Robin Gourmet Burgers *	2,187	130,783
RH *	1,400	91,182
Rocky Brands	9,129	127,350
Ruth’s Hospitality Group	13,051	261,020
Shiloh Industries *	7,265	53,906
Stoneridge *	13,385	204,255
Tailored Brands	7,857	98,527
Texas Roadhouse, Cl A	2,400	113,520
Thor Industries	800	84,280
Tilly’s, Cl A	15,005	149,750
Tower International	7,878	194,587
Ulta Beauty *	3,370	846,578
Vista Outdoor *	7,200	166,248
Winnebago Industries	5,783	212,814

		10,942,145

Consumer Staples — 0.4%
Central Garden & Pet, Cl A *	11,740	361,122
CVS Health	1,000	79,930
Fresh Del Monte Produce	5,300	272,791
Ingles Markets, Cl A	1,361	40,150
Kroger	6,800	166,736
Natural Health Trends	4,360	107,387
Nu Skin Enterprises, Cl A	600	38,016
Omega Protein	14,277	228,432
Primo Water *	10,867	134,859
TreeHouse Foods *	3,400	288,422
Tyson Foods, Cl A	4,900	310,464
Universal	1,000	63,950
USANA Health Sciences *	500	28,550
Village Super Market, Cl A	800	19,784

		2,140,593

Energy — 0.8%
Abraxas Petroleum *	91,341	162,587

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Energy (continued)
Archrock	63,914	$699,858
Broadwind Energy *	17,600	77,792
Exterran *	5,304	146,868
International Seaways *	26,700	609,027
KNOT Offshore Partners LP (E)	4,622	106,306
Matrix Service *	1,400	14,490
McDermott International *	22,193	150,247
Pacific Ethanol *	30,484	190,525
Renewable Energy Group *	34,768	434,600
Seadrill Partners (E)	36,257	105,508
Ultra Petroleum *	83,470	858,906
Whiting Petroleum *	142,700	749,175
World Fuel Services	2,200	71,148

		4,377,037

Financials — 2.4%
Ameriprise Financial	5,900	854,792
Arbor Realty Trust ‡	34,216	282,282
Ares Commercial Real Estate ‡	12,285	157,248
Athene Holding, Cl A *	3,300	166,749
Bank of Marin Bancorp	948	63,184
Banner	5,819	336,164
Berkshire Hills Bancorp	10,089	374,806
Boston Private Financial Holdings	13,359	205,061
Brookline Bancorp	11,997	178,155
Carolina Financial	3,812	128,236
Century Bancorp, Cl A	3,962	264,265
Charter Financial	13,791	247,962
CNO Financial Group	11,000	251,680
Dime Community Bancshares	7,081	147,285
Ellington Residential Mortgage ‡	10,755	159,497
Enterprise Financial Services	6,599	260,990
Farmers National Banc	15,814	217,443
Federal Agricultural Mortgage, Cl C	3,960	271,498
First Busey	10,104	295,441
First Community	4,001	83,821
First Connecticut Bancorp	8,843	226,381
First Defiance Financial	4,895	253,316
First Financial Northwest	10,528	172,764
First Foundation *	12,775	221,519
First Merchants	9,321	376,941
First of Long Island	8,202	229,246
Franklin Financial Network *	4,611	159,310
Hanmi Financial	3,123	89,474

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
Horizon Bancorp	10,669	$281,342
Impac Mortgage Holdings *	6,476	95,262
Independent Bank Group	6,138	370,428
Lincoln National	3,400	248,404
Malvern Bancorp *	4,693	116,386
Meridian Bancorp	8,197	144,677
Meta Financial Group	2,765	197,144
Morgan Stanley	17,900	839,510
MTGE Investment ‡	13,504	251,174
Old Second Bancorp	7,716	91,435
Oritani Financial	9,316	154,646
Peapack Gladstone Financial	12,099	378,336
PennyMac Financial Services, Cl A *	10,480	182,352
Preferred Bank	6,578	369,355
Pzena Investment Management, Cl A	8,633	91,078
Riverview Bancorp	16,950	128,650
Sierra Bancorp	3,639	99,709
TriCo Bancshares	5,159	190,367
Two River Bancorp	6,738	123,171
United Community Banks	5,519	153,207
United Community Financial	17,565	161,598
United Financial Bancorp	12,522	226,523
Voya Financial	10,200	400,248
Walker & Dunlop *	7,102	356,876
Western Asset Mortgage Capital ‡	22,032	228,912
Western New England Bancorp	7,580	75,421
XL Group	2,100	93,240

		12,724,961

Health Care — 1.5%
Achillion Pharmaceuticals *	48,300	198,030
Alexion Pharmaceuticals *	300	41,202
Amgen	1,000	174,510
Analogic	500	35,100
Applied Genetic Technologies *	53,510	254,172
athenahealth *	300	41,496
BioMarin Pharmaceutical *	5,800	508,834
BioTime *	39,375	106,313
Calithera Biosciences *	10,407	159,227
Cambrex *	5,765	351,665
Cardiovascular Systems *	10,587	334,020
Celgene *	700	94,787
Centene *	5,000	397,100

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Computer Programs & Systems	4,300	$131,795
Dermira *	700	19,271
Eagle Pharmaceuticals *	5,807	285,414
Enzo Biochem *	25,409	275,688
Exactech *	8,697	253,518
FONAR *	2,641	67,874
Gilead Sciences	6,900	525,021
HCA Healthcare *	1,800	144,612
HealthSouth	1,400	59,584
Hill-Rom Holdings	300	22,356
Hologic *	1,800	79,578
Integra LifeSciences Holdings *	5,400	268,164
Intersect ENT *	6,948	190,375
Lantheus Holdings *	9,120	168,264
LifePoint Health *	400	23,760
Masimo *	1,800	170,280
McKesson	200	32,374
OraSure Technologies *	22,569	395,860
Orthofix International *	1,900	82,422
PDL BioPharma	58,660	133,158
Pfenex *	20,998	91,341
PharMerica *	8,701	218,830
Phibro Animal Health, Cl A	4,821	184,162
Progenics Pharmaceuticals *	15,266	92,054
Providence Service *	165	8,504
RTI Surgical *	19,397	110,563
Spectrum Pharmaceuticals *	26,215	195,564
Teleflex	1,500	310,830
Tivity Health *	3,859	153,009
Vanda Pharmaceuticals *	25,052	389,559
Vocera Communications *	10,626	289,771

		8,070,011

Industrials — 1.9%
ACCO Brands *	28,275	329,404
Acuity Brands	700	141,855
ARC Document Solutions *	15,476	53,547
Argan	12,243	789,061
Boeing	400	96,984
CAI International *	14,379	377,161
CBIZ *	19,798	294,000
Cemtrex	14,884	49,713
Chicago Bridge & Iron	1,300	24,362
Columbus McKinnon	4,199	108,334
Commercial Vehicle Group *	48,989	430,123

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Industrials (continued)
CRA International	10,440	$405,176
Ducommun *	12,013	347,897
Dun & Bradstreet	2,200	243,672
DXP Enterprises *	4,715	134,802
EMCOR Group	900	60,750
Federal Signal	5,643	104,396
FTI Consulting *	2,500	82,025
Graham	9,295	185,993
Hardinge	15,231	184,295
Hawaiian Holdings *	700	28,980
Heritage-Crystal Clean *	5,381	101,163
ICF International *	600	27,150
InnerWorkings *	30,967	365,101
ITT	500	20,500
Kadant	2,987	233,135
Kimball International, Cl B	22,509	375,225
LB Foster, Cl A	14,317	251,979
ManpowerGroup	1,600	171,440
MSC Industrial Direct, Cl A	2,400	170,904
MYR Group *	3,767	119,828
Navigant Consulting *	7,107	120,322
Patrick Industries *	4,592	349,451
Pitney Bowes	5,500	86,570
Ply Gem Holdings *	14,798	258,965
Powell Industries	700	22,295
Raven Industries	10,356	356,246
RPX *	38,400	524,928
Rush Enterprises, Cl A *	2,600	112,138
Spartan Motors	10,107	89,447
Sterling Construction *	10,845	138,599
Titan International	6,600	84,150
TrueBlue *	16,900	431,795
UniFirst	500	71,125
Universal Forest Products	2,712	227,401
Vectrus *	7,890	268,339
Veritiv *	1,400	52,010
VSE	4,255	220,622
Wabash National	15,254	291,046
Willdan Group *	4,337	145,767

		10,160,171

Information Technology — 2.6%
ADTRAN	16,198	379,843
Advanced Energy Industries *	5,370	389,593
Akamai Technologies *	3,900	183,846

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
ARRIS International *	700	$19,572
AudioCodes *	51,082	353,998
Avnet	8,600	330,068
Bel Fuse, Cl B	3,757	94,864
Black Box	29,266	231,201
Blucora *	31,833	713,059
Booz Allen Hamilton Holding, Cl A	600	20,580
Broadcom, Cl A	615	151,696
Cadence Design Systems *	8,900	328,410
Cardtronics *	700	21,910
ChannelAdvisor *	9,791	102,806
Citrix Systems *	300	23,694
Cohu	11,670	212,627
CommScope Holding *	2,500	91,950
CommVault Systems *	700	41,685
Control4 *	12,961	296,159
Convergys	3,500	83,895
CoreLogic *	2,300	104,765
Daktronics	15,230	148,949
Dell Technologies, Cl V *	4,500	289,215
DHI Group *	82,294	181,047
EMCORE	17,213	199,671
Evolving Systems	22,032	107,957
Extreme Networks *	41,019	360,557
F5 Networks *	1,800	217,350
FARO Technologies *	5,459	215,631
Finisar *	1,400	38,108
Finjan Holdings *	33,900	106,446
Gartner *	1,100	141,152
Hackett Group	1,500	24,630
Intuit	1,100	150,931
Ituran Location and Control	4,062	123,891
IXYS	18,511	322,091
KEMET *	12,423	209,328
Kimball Electronics *	16,849	327,713
Kulicke & Soffa Industries *	34,300	738,822
Limelight Networks *	68,038	232,690
Liquidity Services *	5,787	39,352
LivePerson *	18,143	245,838
Micron Technology *	5,800	163,096
MicroStrategy, Cl A *	400	53,804
MKS Instruments	900	75,285
Monotype Imaging Holdings	6,000	113,100
Nanometrics *	700	18,655

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
NCR *	1,400	$52,990
NETGEAR *	2,200	105,380
Network-1 Technologies, Cl 1	28,500	122,550
NIC	1,700	27,625
Nova Measuring Instruments	13,537	315,683
Novanta *	10,868	401,029
PC Connection	8,478	218,732
PCM *	23,714	293,461
Perceptron *	20,950	152,097
Pixelworks *	68,172	316,318
Plantronics	900	40,662
PRGX Global *	10,423	65,144
Progress Software	25,300	809,853
Red Hat *	1,000	98,870
Rubicon Project *	2,800	13,160
Rudolph Technologies *	10,955	271,136
Science Applications International	300	21,123
SolarEdge Technologies *	6,256	143,575
StarTek *	27,406	337,094
Sykes Enterprises *	6,446	219,164
Synchronoss Technologies *	500	8,440
Ultra Clean Holdings *	17,748	416,191
Vishay Intertechnology	3,800	67,830
Web.com Group *	7,200	158,040
Western Digital	900	76,608
Yelp, Cl A *	1,200	39,036

		13,813,321

Materials — 0.8%
A Schulman	3,077	80,925
Ashland Global Holdings	900	58,473
Cabot	1,600	86,928
Chemours	10,700	509,427
Clearwater Paper *	2,317	113,881
Core Molding Technologies *	24,859	474,061
FutureFuel	19,134	278,591
Greif, Cl B	600	35,940
Hudbay Minerals	10,991	85,730
Huntsman	23,300	620,246
Kaiser Aluminum	700	68,103
KMG Chemicals	11,770	595,797
Koppers Holdings *	9,157	332,399
Kraton *	3,194	118,817
Mercer International	16,635	182,985
OMNOVA Solutions *	20,103	188,968

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Materials (continued)
Rayonier Advanced Materials	19,993	$298,096
SunCoke Energy *	14,723	131,771

		4,261,138

Real Estate — 2.4%
American Assets Trust ‡	6,300	255,843
Ashford Hospitality Prime ‡	36,229	375,332
Ashford Hospitality Trust ‡	60,562	380,935
Brixmor Property Group ‡	29,800	583,782
CBL & Associates Properties ‡	61,900	544,101
Colony NorthStar, Cl A ‡	2,400	35,136
CoreSite Realty ‡	7,000	760,060
Empire State Realty Trust, Cl A ‡	41,400	864,846
Equinix ‡	1,920	865,402
Equity LifeStyle Properties ‡	1,500	130,950
Forest City Realty Trust, Cl A ‡	21,907	534,093
Forestar Group *	11,500	197,225
Hospitality Properties Trust ‡	26,400	767,184
Host Hotels & Resorts ‡	22,200	414,252
Hudson Pacific Properties ‡	4,700	153,784
JBG SMITH Properties ‡ *	3,850	136,598
Kite Realty Group Trust ‡	16,300	334,639
National Storage Affiliates Trust ‡	13,605	312,371
NexPoint Residential Trust ‡	15,428	387,088
QTS Realty Trust, Cl A ‡	6,000	320,820
Retail Properties of America, Cl A ‡	17,600	232,848
RLJ Lodging Trust ‡	14,200	300,472
Ryman Hospitality Properties ‡	3,400	212,806
Sabra Health Care ‡	10,800	250,560
Simon Property Group ‡	5,500	871,750
Tanger Factory Outlet Centers ‡	19,700	520,671
Taubman Centers ‡	14,500	824,615
UMH Properties ‡	12,496	206,684
Uniti Group ‡	31,100	796,160
Vornado Realty Trust ‡	6,800	539,580

		13,110,587

Telecommunication Services — 0.0%
magicJack VocalTec *	5,932	43,600
Telephone & Data Systems	3,000	85,290
United States Cellular *	2,700	102,276

		231,166

Utilities — 0.1%
Artesian Resources, Cl A	3,331	129,543
Atlantica Yield	7,000	151,270

COMMON STOCK — continued

	Shares/ Number of Warrants	Value
UNITED STATES (continued)

Utilities (continued)
CenterPoint Energy	11,700	$329,823
Dynegy *	2,900	26,042

		636,678

		80,467,808

Total Common Stock (Cost $109,752,754)		119,450,330

WARRANT— 0.0%
Atlas Mara, Expires 12/17/17, Strike Price $11.50 (Cost $333)	33,340	92

Total Investments— 85.7% (Cost $470,834,670) †		$463,378,893

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (19.7)%

ARGENTINA — (0.0)%
Cresud SACIF y A ADR *	(939)	$(17,063)
Pampa Energia ADR *	(3,748)	(203,704)

		(220,767)

AUSTRALIA — (1.2)%
Aconex *	(30,195)	(92,034)
Ardent Leisure Group	(233,108)	(389,757)
Australian Agricultural *	(53,016)	(70,193)
Catapult Group International *	(58,577)	(94,660)
Clean TeQ Holdings *	(139,702)	(88,851)
Cooper Energy *	(516,542)	(142,566)
Eden Innovations *	(172,274)	(31,009)
EML Payments *	(46,141)	(59,799)
FlexiGroup	(44,048)	(68,010)
Galaxy Resources *	(245,152)	(360,864)
ImpediMed *	(285,898)	(158,959)
Independence Group NL	(243,978)	(587,499)
Infigen Energy *	(323,102)	(199,031)
Kidman Resources *	(67,310)	(31,232)
Mayne Pharma Group *	(301,035)	(231,195)
Metals X *	(80,651)	(52,584)
Mount Gibson Iron *	(282,205)	(100,465)
NEXTDC *	(98,545)	(324,016)
Oil Search	(59,878)	(318,072)
Orocobre *	(147,452)	(377,477)
Perseus Mining *	(644,847)	(162,501)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
AUSTRALIA (continued)
RCR Tomlinson *	(28,817)	$(86,451)
Select Harvests	(8,734)	(34,237)
Senex Energy *	(397,554)	(90,642)
SpeedCast International	(62,947)	(173,734)
Suncorp Group	(25,223)	(288,349)
Syrah Resources *	(134,120)	(309,013)
Tabcorp Holdings	(88,913)	(297,325)
Ten Network Holdings *(B)	(564,928)	(72,311)
TPG Telecom	(93,423)	(419,282)
Virgin Australia Holdings *	(296,139)	(41,460)
Western Areas	(217,367)	(412,128)
Westfield ‡	(53,281)	(327,358)
Yowie Group *	(94,918)	(16,706)

		(6,509,770)

BELGIUM — (0.1)%
Ablynx *	(4,608)	(69,823)
Anheuser-Busch InBev ADR	(3,070)	(370,426)
Materialise ADR	(5,617)	(85,435)

		(525,684)

BERMUDA — (0.0)%
Signet Jewelers	(3,000)	(183,480)

BRAZIL — (0.1)%
BRF ADR *	(27,695)	(326,524)

CANADA — (0.7)%
AGT Food & Ingredients	(3,700)	(75,469)
Altus Group	(4,200)	(86,105)
Athabasca Oil *	(105,700)	(88,172)
AutoCanada	(7,200)	(115,962)
Bird Construction	(11,500)	(78,127)
Bombardier *	(165,300)	(332,788)
Continental Gold *	(72,100)	(196,045)
DHX Media, Cl B	(21,000)	(109,485)
Encana	(26,332)	(264,900)
First Quantum Minerals	(30,500)	(337,108)
Guyana Goldfields *	(46,900)	(180,942)
MacDonald Dettwiler & Associates	(5,100)	(289,249)
MEG Energy *	(8,300)	(34,085)
Novagold Resources *	(116,087)	(518,909)
Precision Drilling *	(65,423)	(191,035)
Pretium Resources *	(18,500)	(177,766)
ProMetic Life Sciences *	(68,200)	(85,882)
Spartan Energy *	(9,700)	(49,716)
StorageVault Canada	(37,100)	(68,442)

COMMON STOCK — continued

	Shares	Value
CANADA (continued)
Stornoway Diamond *	(121,879)	$(77,228)
Trican Well Service *	(101,100)	(295,982)
Trinidad Drilling *	(49,418)	(70,951)
Westport Fuel Systems *	(37,503)	(64,880)

		(3,789,228)

CHINA — (0.4)%
500.com ADR, Cl A *	(11,086)	(131,591)
AviChina Industry & Technology, Cl H	(127,000)	(77,883)
Baozun ADR *	(10,515)	(341,317)
BeiGene ADR *	(2,510)	(176,930)
China Life Insurance, Cl H	(103,000)	(326,375)
China Oilfield Services, Cl H	(362,000)	(308,665)
China Online Education Group ADR	(2,483)	(45,662)
Coolpad Group *(B)	(702,907)	(64,794)
GDS Holdings ADR *	(7,315)	(68,469)
Gridsum Holding ADR *	(7,759)	(58,425)
NQ Mobile ADR, Cl A *	(18,794)	(64,276)
Renren ADR *	(10,531)	(73,717)
Sunac China Holdings	(132,000)	(351,513)
V1 Group *	(386,000)	(13,590)

		(2,103,207)

FINLAND — (0.0)%
Caverion	(10,974)	(91,846)
Huhtamaki	(2,081)	(80,655)
Stockmann Abp, Cl B	(9,249)	(80,146)

		(252,647)

FRANCE — (0.1)%
DBV Technologies ADR *	(2,171)	(96,696)
Sequans Communications ADR *	(22,682)	(83,470)
Talend ADR	(5,685)	(215,064)

		(395,230)

GERMANY — (0.4)%
Ascendis Pharma ADR *	(3,002)	(84,656)
Aumann * (C)	(1,070)	(71,123)
BRAIN Biotechnology Research & Information Network *	(4,259)	(92,592)
Ferratum	(3,321)	(90,422)
Hamborner ‡	(7,944)	(85,239)
Hypoport *	(643)	(88,678)
PATRIZIA Immobilien *	(5,526)	(99,996)
Rocket Internet * (C)	(10,821)	(223,084)
Senvion *	(5,138)	(77,945)
SGL Carbon *	(11,902)	(150,124)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
SLM Solutions Group *	(2,111)	$(94,212)
Steinhoff International Holdings	(59,430)	(301,111)
Symrise	(1,391)	(97,532)
thyssenkrupp	(12,343)	(366,532)
voxeljet ADR *	(8,349)	(37,153)
Zalando * (C)	(6,903)	(309,015)
zooplus *	(389)	(74,278)

		(2,343,692)

GREECE — (0.1)%
Aegean Marine Petroleum Network	(39,080)	(193,446)
Diana Shipping *	(42,367)	(163,960)
Tsakos Energy Navigation	(18,011)	(88,794)

		(446,200)

HONG KONG — (0.7)%
Alibaba Health Information Technology *	(360,000)	(171,455)
Alibaba Pictures Group *	(1,160,000)	(196,036)
Applied Development Holdings *	(42,524)	(2,940)
Bank of East Asia	(50,913)	(218,037)
BEP International Holdings	(1,993,736)	(52,582)
Central China Securities, Cl H	(629,680)	(286,995)
Chiho Environmental Group *	(64,000)	(31,956)
China Chengtong Development Group *	(732,527)	(43,141)
China Evergrande Group	(115,154)	(320,658)
China Healthwise Holdings *	(1,058,000)	(16,796)
China Innovationpay Group *	(807,854)	(46,543)
China LotSynergy Holdings	(3,635,563)	(68,887)
China Minsheng Financial Holding *	(927,195)	(54,605)
China Ocean Industry Group *	(1,455,905)	(13,607)
China Resources Phoenix Healthcare Holdings	(120,811)	(152,661)
China Touyun Tech Group *	(1,180,000)	(74,781)
Chongqing Iron & Steel, Cl H *	(52,000)	(7,989)
Esprit Holdings	(337,300)	(166,258)
Food Wise Holdings * (C)	(37,082)	(48,615)
Global Brands Group Holding *	(682,553)	(64,665)
Hong Kong Exchanges & Clearing	(12,355)	(352,421)
Hybrid Kinetic Group *(B)	(3,582,199)	(89,431)
IRC *	(2,081,646)	(95,943)
Lai Sun Development	(1,607,700)	(59,691)
Landing International Development *	(5,875,000)	(67,695)
Madison Wine Holdings *	(227,654)	(53,046)

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
North Mining Shares, Cl C *	(1,699,737)	$(30,466)
Pacific Basin Shipping	(1,689,000)	(369,769)
Panda Green Energy Group *	(971,147)	(129,307)
Renhe Commercial Holdings *	(2,098,615)	(46,482)
Shunfeng International Clean Energy *	(11,445)	(623)
Sincere Watch Hong Kong	(1,788,346)	(38,236)
Sinofert Holdings	(570,000)	(78,814)
Sinopec Oilfield Service, Cl H *	(1,765,476)	(273,496)
Sinotrans Shipping	(275,000)	(69,007)
SOCAM Development *	(54,000)	(16,385)
Tou Rong Chang Fu Group *	(236,900)	(4,276)
Viva China Holdings *	(148,299)	(13,860)
Yashili International Holdings	(99,000)	(17,871)

		(3,846,026)

INDIA — (0.1)%
Wipro ADR	(53,551)	(329,339)

IRELAND — (0.0)%
Ardmore Shipping	(33,891)	(269,433)

ISRAEL — (0.1)%
Radware *	(12,051)	(208,723)
Redhill Biopharma ADR *	(7,364)	(72,388)
Sapiens International *	(5,985)	(71,401)
Teva Pharmaceutical Industries ADR	(10,600)	(341,002)

		(693,514)

ITALY — (0.1)%
TREVI - Finanziaria Industriale *	(83,138)	(70,911)
Yoox Net-A-Porter Group, Cl A *	(10,141)	(335,536)

		(406,447)

JAPAN — (0.6)%
Ain Holdings	(3,000)	(216,336)
AltPlus	(19,025)	(178,610)
Apic Yamada *	(15,161)	(71,786)
CTS	(10,600)	(69,612)
Daiwa House Investment, Cl A ‡	(103)	(255,246)
enish inc	(4,800)	(95,874)
Escrow Agent Japan	(1,200)	(35,212)
Gexeed *	(54,200)	(69,812)
Goyo Intex *	(20,000)	(92,521)
JGC	(5,200)	(83,440)
Kimuratan *	(1,441,000)	(91,496)
Kumiai Chemical Industry	(14,000)	(81,781)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
M&A Capital Partners *	(5,200)	$(236,782)
MBK	(20,100)	(72,017)
Nagaoka International *	(6,800)	(61,866)
Nihon M&A Center	(5,200)	(208,717)
Nippon Sharyo *	(30,000)	(78,099)
Nuts *	(52,000)	(133,484)
O-uccino *	(2,400)	(54,381)
Outsourcing	(5,300)	(264,892)
PAPYLESS	(2,800)	(79,496)
Prestige International	(7,400)	(81,085)
Rakuten	(29,800)	(364,374)
S-Pool	(1,700)	(46,646)
Sun Capital Management *	(56,900)	(45,419)
UT Group	(5,200)	(93,628)
Uzabase *	(5,400)	(122,454)
Wintest *	(35,500)	(53,454)

		(3,338,520)

NETHERLANDS — (0.1)%
Altice, Cl A *	(14,920)	(368,346)
OCI *	(6,642)	(142,434)
Takeaway.com Holding BV * (C)	(2,016)	(92,109)
uniQure *	(22,609)	(181,324)

		(784,213)

NEW ZEALAND — (0.0)%
Auckland International Airport	(9,475)	(49,525)
Orion Health Group *	(82,817)	(77,123)

		(126,648)

NORWAY — (0.1)%
Axactor *	(300,512)	(97,459)
Hexagon Composites *	(14,748)	(52,331)
Opera Software	(19,889)	(82,208)
Petroleum Geo-Services	(91,509)	(200,060)
Schibsted, Cl A	(7,307)	(186,512)
XXL (C)	(7,584)	(73,787)

		(692,357)

SINGAPORE — (0.2)%
COSCO Shipping International Singapore	(613,774)	(138,140)
Hyflux	(258,936)	(91,716)
Midas Holdings	(420,300)	(63,581)
SIIC Environment Holdings	(110,400)	(39,512)
Singapore Post	(235,800)	(228,814)
Singapore Press Holdings	(166,900)	(358,395)

		(920,158)

COMMON STOCK — continued

	Shares	Value
SWEDEN — (0.1)%
AAK	(1,512)	$(111,802)
AcadeMedia * (C)	(10,219)	(73,094)
Avanza Bank Holding	(1,832)	(75,583)
CTT Systems	(4,052)	(73,775)
Kambi Group *	(4,316)	(37,019)
Qliro Group *	(31,170)	(64,086)

		(435,359)

SWITZERLAND — (0.0)%
Arbonia *	(4,403)	(83,784)
Chocoladefabriken Lindt &
Spruengli	(2)	(11,387)
Molecular Partners *	(2,512)	(70,662)
Orascom Development Holding *	(14,434)	(100,013)

		(265,846)

TAIWAN — (0.1)%
Himax Technologies ADR	(40,800)	(336,192)

UNITED KINGDOM — (0.1)%
Adaptimmune Therapeutics PLC ADR *	(13,133)	(68,948)
Amarin PLC ADR *	(35,788)	(126,689)
GW Pharmaceuticals PLC ADR *	(3,211)	(358,926)

		(554,563)

UNITED STATES — (14.1)%

Consumer Discretionary — (2.1)%
Abercrombie & Fitch, Cl A	(10,175)	(100,122)
Bojangles’ *	(10,724)	(142,629)
Build-A-Bear Workshop, Cl A *	(14,007)	(134,467)
Cato, Cl A	(5,283)	(89,864)
Chico’s FAS	(9,200)	(84,180)
Chuy’s Holdings *	(13,467)	(317,148)
Conn’s *	(28,200)	(603,480)
Destination XL Group *	(40,122)	(80,244)
DineEquity	(3,231)	(132,923)
El Pollo Loco Holdings *	(12,235)	(159,055)
Ethan Allen Interiors	(6,843)	(219,318)
Express *	(15,290)	(92,657)
Famous Dave’s of America *	(13,145)	(46,008)
Fiesta Restaurant Group *	(9,708)	(163,094)
Finish Line, Cl A	(20,578)	(283,153)
FTD *	(6,890)	(135,389)
G-III Apparel Group *	(6,001)	(156,206)
Guess?	(12,388)	(161,787)
Habit Restaurants, Cl A *	(13,728)	(225,826)
Hibbett Sports *	(13,674)	(213,314)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Horizon Global *	(18,574)	$(258,922)
Kirkland’s *	(12,093)	(113,070)
Kona Grill *	(25,585)	(67,800)
L Brands	(15,800)	(732,962)
Liberty Media -Liberty Formula
One, Cl C *	(3,100)	(109,027)
Lindblad Expeditions Holdings *	(24,490)	(245,145)
Lumber Liquidators Holdings *	(5,400)	(133,434)
MakeMyTrip *	(15,526)	(505,371)
Mattel	(16,200)	(324,324)
Michael Kors Holdings *	(18,500)	(674,140)
Murphy USA *	(1,600)	(121,168)
National CineMedia	(36,219)	(258,966)
Nautilus *	(14,422)	(253,827)
Oxford Industries	(2,988)	(188,632)
Shake Shack, Cl A *	(9,493)	(313,364)
Sonic Automotive, Cl A	(3,685)	(66,883)
Sportsman’s Warehouse Holdings *	(37,740)	(170,962)
Strattec Security	(2,592)	(92,016)
Tesla *	(3,224)	(1,042,867)
Tiffany	(2,900)	(276,979)
Tile Shop Holdings	(9,736)	(142,146)
Under Armour, Cl A *	(2,300)	(46,046)
Under Armour, Cl C *	(19,300)	(349,523)
Universal Electronics *	(4,708)	(322,263)
Vitamin Shoppe *	(10,939)	(120,329)
William Lyon Homes, Cl A *	(11,533)	(260,761)
Wingstop *	(15,792)	(473,918)

		(11,205,709)

Consumer Staples — (0.6)%
Cal-Maine Foods	(9,500)	(362,425)
Coty, Cl A	(37,300)	(763,904)
Craft Brew Alliance *	(15,939)	(278,933)
Farmer Brothers *	(11,782)	(367,009)
Inventure Foods *	(30,516)	(119,012)
MGP Ingredients	(8,626)	(508,589)
Natural Grocers by Vitamin Cottage *	(34,066)	(300,121)
Smart & Final Stores *	(28,343)	(243,750)
SunOpta *	(32,708)	(310,726)
Village Super Market, Cl A	(4,738)	(117,171)

		(3,371,640)

Energy — (0.8)%
Bristow Group	(23,351)	(172,097)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Energy (continued)
CARBO Ceramics *	(35,324)	$(249,741)
Cheniere Energy *	(14,700)	(664,440)
Cobalt International Energy *	(53,350)	(137,643)
EQT	(3,700)	(235,690)
Frank’s International	(73,000)	(591,300)
Gener8 Maritime *	(18,927)	(101,259)
Geospace Technologies *	(4,760)	(73,256)
Golar LNG	(16,554)	(394,151)
Helmerich & Payne	(9,400)	(475,828)
Par Pacific Holdings *	(24,359)	(436,270)
Phillips 66	(2,000)	(167,500)
SEACOR Holdings *	(5,161)	(175,939)
SEACOR Marine Holdings *	(5,187)	(75,619)
Stone Energy *	(5,000)	(107,900)
Tesco *	(27,229)	(125,253)

		(4,183,886)

Financials — (2.2)%
Ameris Bancorp	(5,415)	(248,007)
Associated Capital Group	(1,790)	(60,055)
Atlas Financial Holdings *	(7,208)	(111,364)
BankFinancial	(7,943)	(118,986)
Beneficial Bancorp	(5,168)	(80,621)
Capital City Bank Group	(7,831)	(167,270)
CBOE Holdings	(1,500)	(141,795)
Cincinnati Financial	(1,300)	(99,008)
Citizens & Northern	(6,261)	(144,504)
City Holding	(2,099)	(137,757)
Clifton Bancorp	(22,772)	(380,065)
Community Trust Bancorp	(7,344)	(317,261)
ConnectOne Bancorp	(15,165)	(341,213)
Donnelley Financial Solutions *	(4,843)	(112,358)
eHealth *	(4,248)	(72,258)
Equity Bancshares, Cl A *	(9,647)	(333,497)
ESSA Bancorp	(5,674)	(83,692)
Farmers Capital Bank	(2,211)	(83,023)
Federated National Holding	(11,692)	(186,137)
Financial Engines	(1,500)	(57,675)
First Bancorp	(11,051)	(345,896)
First Business Financial Services	(4,848)	(103,068)
First Mid-Illinois Bancshares	(2,211)	(80,900)
FirstCash	(2,700)	(157,005)
GAMCO Investors, Cl A	(7,141)	(219,300)
Greenhill	(17,970)	(332,445)
Greenlight Capital Re, Cl A *	(11,357)	(243,040)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
HarborOne Bancorp *	(15,641)	$(303,123)
Heritage Insurance Holdings	(4,867)	(61,373)
Infinity Property & Casualty	(3,029)	(303,051)
Investment Technology Group	(9,904)	(218,581)
Kearny Financial	(10,679)	(155,913)
Ladenburg Thalmann Financial Services	(28,530)	(65,048)
LendingClub *	(35,700)	(180,999)
LendingTree *	(900)	(198,540)
Live Oak Bancshares	(13,571)	(342,668)
Manning & Napier, Cl A	(25,450)	(103,072)
Markel *	(434)	(465,035)
MBT Financial	(6,211)	(59,626)
National Bank Holdings, Cl A	(5,668)	(193,449)
New York Community Bancorp	(19,614)	(257,532)
Nicolet Bankshares *	(2,790)	(151,134)
OceanFirst Financial	(7,685)	(208,110)
Ocwen Financial *	(63,100)	(181,097)
Opus Bank	(27,099)	(644,956)
Pacific Mercantile Bancorp *	(23,280)	(183,912)
PHH *	(54,352)	(748,971)
Prudential Bancorp *	(5,580)	(95,809)
Republic First Bancorp *	(45,230)	(402,547)
RLI	(12,500)	(725,750)
Safeguard Scientifics *	(22,737)	(270,570)
Stonegate Bank	(2,737)	(127,407)
Summit Financial Group	(4,738)	(103,241)
Univest Corp of Pennsylvania	(2,421)	(73,840)
Virtu Financial, Cl A	(1,300)	(21,515)
Virtus Investment Partners	(842)	(99,188)
Walter Investment Management *	(17,200)	(13,968)
WMIH *	(28,541)	(32,822)

		(11,751,047)

Health Care — (1.5)%
AAC Holdings *	(10,874)	(68,180)
Abaxis	(2,728)	(128,216)
Accelerate Diagnostics *	(7,332)	(192,465)
Aceto	(12,310)	(207,793)
Aimmune Therapeutics *	(6,925)	(149,026)
American Renal Associates Holdings *	(5,123)	(87,603)
Amphastar Pharmaceuticals *	(11,661)	(201,502)
Analogic	(3,165)	(222,183)
ANI Pharmaceuticals *	(1,369)	(66,711)
Arbutus Biopharma *	(6,141)	(21,186)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
AtriCure *	(12,971)	$(314,287)
Avexis *	(700)	(64,855)
AxoGen *	(7,896)	(124,757)
Capital Senior Living *	(16,347)	(225,589)
Cerus *	(23,114)	(52,238)
Cidara Therapeutics *	(491)	(3,455)
Compugen *	(12,659)	(51,269)
CytomX Therapeutics *	(6,801)	(91,745)
DexCom *	(5,219)	(347,638)
Endologix *	(41,860)	(204,695)
Entellus Medical *	(16,003)	(280,853)
Envision Healthcare *	(5,300)	(299,079)
Evolent Health, Cl A *	(5,500)	(135,850)
Flexion Therapeutics *	(6,340)	(144,552)
Foamix Pharmaceuticals *	(15,683)	(82,493)
GenMark Diagnostics *	(20,683)	(244,680)
Impax Laboratories *	(7,700)	(148,995)
Insulet *	(4,100)	(206,271)
Invacare	(11,951)	(187,033)
Invuity *	(9,480)	(60,198)
K2M Group Holdings *	(9,361)	(227,753)
La Jolla Pharmaceutical *	(2,364)	(70,045)
LeMaitre Vascular	(6,993)	(252,238)
Meridian Bioscience	(13,403)	(181,611)
Merus *	(4,736)	(76,155)
Mirati Therapeutics *	(13,503)	(67,515)
NanoString Technologies *	(15,055)	(228,987)
Novocure *	(4,759)	(98,035)
Ophthotech *	(44,131)	(105,914)
Otonomy *	(6,261)	(117,707)
Pacific Biosciences of California *	(26,475)	(86,308)
Paratek Pharmaceuticals *	(5,968)	(116,078)
Penumbra *	(6,400)	(522,560)
Quotient *	(28,464)	(157,121)
Reata Pharmaceuticals, Cl A *	(2,200)	(64,416)
STAAR Surgical *	(11,054)	(113,303)
Teladoc *	(15,506)	(508,597)
Teligent *	(16,144)	(127,215)
ViewRay *	(35,934)	(169,968)
Viveve Medical *	(24,371)	(161,092)

		(8,068,015)

Industrials — (1.1)%
Allied Motion Technologies	(7,435)	(220,002)
American Superconductor *	(26,125)	(83,339)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Astronics, Cl B *	(1)	$(28)
Babcock & Wilcox Enterprises *	(33,054)	(347,067)
CIRCOR International	(4,051)	(202,793)
Costamare	(21,526)	(138,412)
Covenant Transportation Group, Cl A *	(18,062)	(338,663)
Echo Global Logistics *	(18,022)	(246,000)
Franklin Covey *	(19,396)	(361,735)
Hudson Technologies *	(9,581)	(77,510)
Huron Consulting Group *	(7,501)	(266,286)
Insteel Industries	(6,872)	(180,871)
Johnson Controls International	(16,600)	(646,570)
KeyW Holding *	(7,129)	(62,949)
Kornit Digital *	(8,536)	(176,695)
McGrath RentCorp	(2,000)	(71,060)
Multi-Color	(3,316)	(266,938)
PAM Transportation Services *	(5,943)	(104,181)
Star Bulk Carriers *	(12,784)	(128,351)
Sun Hydraulics	(2,843)	(117,586)
Team *	(17,516)	(251,355)
Universal Logistics Holdings	(6,358)	(92,509)
USA Truck *	(33,471)	(309,941)
Verisk Analytics, Cl A *	(7,000)	(610,820)
Vicor *	(6,091)	(108,115)
Vivint Solar *	(40,331)	(207,705)
Wabtec	(7,200)	(542,592)

		(6,160,073)

Information Technology — (2.3)%
2U *	(2,900)	(150,075)
3D Systems *	(2,100)	(35,280)
A10 Networks *	(19,865)	(140,446)
Advanced Micro Devices *	(37,300)	(507,653)
Aerohive Networks *	(32,047)	(150,941)
Avid Technology *	(30,072)	(154,871)
Benefitfocus *	(29,798)	(1,065,278)
Brightcove *	(46,529)	(311,744)
Canadian Solar *	(12,422)	(210,429)
Cray *	(10,690)	(220,214)
CyberOptics *	(7,786)	(128,469)
Exa *	(13,093)	(185,004)
FireEye *	(12,800)	(187,264)
Global Eagle Entertainment *	(53,247)	(168,260)
Harmonic *	(46,496)	(190,634)
Hortonworks *	(13,045)	(174,803)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Immersion *	(28,824)	$(246,157)
Impinj *	(200)	(9,828)
Infinera *	(8,543)	(100,209)
Instructure *	(16,337)	(528,502)
MACOM Technology Solutions Holdings *	—	(14)
Mesa Laboratories	(3,065)	(442,984)
Model N *	(27,439)	(362,195)
Monotype Imaging Holdings	(15,701)	(295,964)
MTS Systems	(7,245)	(381,811)
NeoPhotonics *	(32,911)	(265,592)
Numerex, Cl A *	(15,140)	(71,688)
Pandora Media *	(67,500)	(604,125)
Paychex	(9,700)	(561,145)
PDF Solutions *	(20,544)	(329,731)
PROS Holdings *	(9,596)	(276,653)
QuickLogic *	(42,790)	(61,618)
Reis	(7,275)	(155,685)
Rubicon Project *	(23,698)	(111,381)
Shopify, Cl A *	(7,554)	(697,763)
Silver Spring Networks *	(34,492)	(390,105)
SPS Commerce *	(3,637)	(210,219)
Square, Cl A *	(18,553)	(488,872)
Twilio, Cl A *	(23,465)	(684,474)
Ubiquiti Networks *	(1,000)	(54,500)
VASCO Data Security
International *	(12,279)	(165,766)
WEX *	(2,900)	(315,172)
Workiva, Cl A *	(22,152)	(434,179)
XO Group *	(7,475)	(136,643)

		(12,364,340)

Materials — (0.8)%
Advanced Emissions Solutions	(4,873)	(52,385)
Alamos Gold, Cl A	(97,463)	(691,013)
Ball	(13,900)	(582,410)
Calgon Carbon	(6,840)	(109,440)
CF Industries Holdings	(29,300)	(859,955)
Deltic Timber	(3,093)	(223,098)
Endeavour Silver *	(177,653)	(541,842)
Forterra *	(34,762)	(310,425)
Haynes International	(5,173)	(161,811)
LSB Industries *	(17,137)	(121,330)
Resolute Forest Products *	(15,286)	(71,080)
Tecnoglass	(9,054)	(83,387)
Trecora Resources *	(11,425)	(131,959)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Materials (continued)
US Concrete *	(3,427)	$(268,505)
Wheaton Precious Metals	(16,507)	(335,257)

		(4,543,897)

Real Estate — (2.4)%
Acadia Realty Trust ‡	(1,500)	(44,610)
American Homes 4 Rent, Cl A ‡	(1)	(16)
Armada Hoffler Properties ‡	(13,335)	(176,822)
Cedar Realty Trust ‡	(49,675)	(257,317)
Chatham Lodging Trust ‡	(43,900)	(907,852)
Chesapeake Lodging Trust ‡	(12,900)	(325,467)
DDR ‡	(13,000)	(132,470)
EPR Properties ‡	(10,400)	(752,752)
Equity Residential ‡	(12,900)	(877,974)
Extra Space Storage ‡	(1,900)	(151,050)
Farmland Partners ‡	(4,800)	(42,864)
GEO Group ‡	(1,900)	(55,765)
Government Properties Income Trust ‡	(23,700)	(420,201)
Gramercy Property Trust ‡	(10,700)	(323,354)
Healthcare Realty Trust ‡	(2,300)	(76,590)
Hersha Hospitality Trust, Cl A ‡	(46,600)	(874,216)
Highwoods Properties ‡	(1,600)	(82,432)
Independence Realty Trust ‡	(66,718)	(675,186)
Investors Real Estate Trust ‡	(91,421)	(568,639)
Iron Mountain ‡	(18,900)	(688,527)
iStar ‡ *	(1,300)	(15,535)
Life Storage ‡	(5,300)	(387,112)
Marcus & Millichap *	(13,867)	(354,995)
New York ‡	(74,300)	(641,952)
Paramount Group ‡	(50,900)	(833,233)
Pebblebrook Hotel Trust ‡	(2,500)	(84,175)
Pennsylvania ‡	(12,392)	(147,341)
Rayonier ‡	(3,400)	(98,838)
RE/MAX Holdings, Cl A	(2,504)	(145,608)
Realty Income ‡	(3,900)	(222,534)
Seritage Growth Properties ‡	(5,100)	(238,527)
Tejon Ranch *	(7,712)	(161,798)
Ventas ‡	(1,200)	(80,820)
Welltower ‡	(6,200)	(455,018)
Whitestone, Cl B ‡	(79,347)	(1,035,478)
WP Carey ‡	(13,200)	(904,332)

		(13,241,400)

Telecommunication Services — 0.0%
Intelsat *	(22,525)	(71,404)

COMMON STOCK — continued

	Shares/ Contracts	Value
UNITED STATES (continued)

Telecommunication Services (continued)
ORBCOMM *	(15,027)	$(174,464)

		(245,868)

Utilities — (0.3)%
Atlantic Power *	(30,044)	(69,101)
Cadiz *	(5,680)	(73,840)
Dominion Energy	(9,600)	(740,928)
Just Energy Group	(51,537)	(275,723)
TerraForm Power, Cl A *	(16,800)	(225,120)

		(1,384,712)

		(76,195,120)

Total Common Stock (Proceeds $106,389,366)		(106,615,631)

REGISTERED INVESTMENT COMPANIES — (1.0)%

EXCHANGE TRADED FUNDS — (1.0)%
Industrial Select Sector SPDR Fund	(20,100)	(1,373,031)
Materials Select Sector SPDR Fund	(34,300)	(1,874,152)
Utilities Select Sector SPDR Fund	(41,900)	(2,229,918)

Total Registered Investment Companies (Proceeds $5,425,207)		(5,477,101)

Securities Sold Short — (20.8)% (Proceeds $111,814,572)††		$(112,092,732)

PURCHASED OPTIONS * — 0.0%
S&P 500 Index Call Option, Expires 08/19/17, Strike Price $2,495.00	219	$97,017
S&P 500 Index Call Option, Expires 08/19/17, Strike Price $2,510.00	12	1,620
S&P 500 Index Put Option, Expires 08/19/17, Strike Price $2,350.00	12	2,880
S&P 500 Index Put Option, Expires 08/19/17, Strike Price $2,300.00	219	35,916

Total Purchased Options — 0.0% (Cost $174,676)		$137,433

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

WRITTEN OPTIONS * — (0.3)%

	Contracts	Value
S&P 500 Index Call Option, Expires 08/19/17, Strike Price $2,415.00	(219)	$(1,314,000)
S&P 500 Index Call Option, Expires 08/19/17, Strike Price $2,445.00	(12)	(40,056)
S&P 500 Index Put Option, Expires 08/19/17, Strike Price $2,445.00	(24)	(21,024)
S&P 500 Index Put Option, Expires 08/19/17, Strike Price $2,415.00	(438)	(238,710)

Total Written Options — 0.3% (Proceeds $1,674,764)		$(1,613,790)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

A list of total return swaps held by the Fund at July 31, 2017, is as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ABLYNX ORD SHS	BAML	4/30/2018	1M LIBOR	(1,531)	$(18,629)	$(4,473)
ACADEMEDIA ORD SHS	BAML	4/30/2018	1M LIBOR	(423)	(2,761)	(260)
AEROSPACE TECHNOLOGY OF K	BAML	11/13/2017	1M LIBOR	(4,308)	(59,618)	(19,111)
AGL ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	20,303	392,379	(2,136)
AIR CANADA ORD SHS	BAML	11/27/2017	1M LIBOR	31,500	408,316	91,560
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	77,114	156,669	37,235
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	53,643	108,984	25,902
AKSA AKRILIK KIMYA SANAYI	BAML	8/1/2017	1M LIBOR	12,754	41,406	8,956
ALTUS GROUP ORD SHS	BAML	11/27/2017	1M LIBOR	(3,200)	(67,867)	2,412
AMOREG ORD SHS	BAML	11/13/2017	1M LIBOR	(441)	(49,147)	1,264
AMOREPACIFIC ORD SHS	BAML	11/13/2017	1M LIBOR	(1,376)	(362,080)	13,468
AO WORLD ORD SHS	BAML	4/30/2018	1M LIBOR	(34,859)	(63,364)	9,250
ARISTOCRAT LEISURE ORD SH	BAML	6/29/2018	1M LIBOR	7,800	129,149	(3,176)
ASALEO CARE ORD SHS	BAML	12/28/2017	1M LIBOR	130,386	140,126	(1,820)
ATHABASCA OIL ORD SHS	BAML	11/27/2017	1M LIBOR	(90,000)	(109,153)	34,249
AUCKLAND INTERNATIONAL AI	BAML	8/6/2018	1M LIBOR	(5,287)	(27,282)	(338)
AUSTRALIAN AGRICULTURAL C	BAML	11/10/2017	1M LIBOR	(8,971)	(11,023)	(819)
AUSTRALIAN AGRICULTURAL C	BAML	11/17/2017	1M LIBOR	(65,615)	(78,544)	(8,064)
AUSTRALIAN PHARMACEUTICAL	BAML	12/28/2017	1M LIBOR	50,523	69,308	1,409
AUSTRALIAN PHARMACEUTICAL	BAML	6/29/2018	1M LIBOR	147,008	193,978	11,789
AVANTI COMMUNICATIONS GRO	BAML	4/30/2018	1M LIBOR	(22,290)	(3,284)	639
AVICHINA INDUSTRY and TEC	BAML	6/29/2018	1M LIBOR	(249,000)	(155,268)	2,536
B3 BRASIL BOLSA BALCAO OR	BAML	11/27/2017	1M LIBOR	(51,000)	(305,111)	(29,051)
BANK BUKOPIN ORD SHS	BAML	11/10/2017	1M LIBOR	2,066,700	96,667	(4,383)
BANPU POWER ORD SHS F	BAML	7/30/2018	1M LIBOR	(2,100)	(1,644)	(13)
BARKERVILLE GOLD MINES OR	BAML	11/27/2017	1M LIBOR	(79,500)	(62,653)	4,758
BEACH ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	154,919	76,013	8,005
BIONIME ORD SHS	BAML	11/17/2017	1M LIBOR	37,368	88,403	(12,301)
BNN TECHNOLOGY ORDINARY S	BAML	4/30/2018	1M LIBOR	(5,614)	(7,589)	3,222
BOOZT ORD SHS	BAML	4/30/2018	1M LIBOR	(7,977)	(77,578)	391
CABCHARGE AUSTRALIA ORD S	BAML	12/28/2017	1M LIBOR	60,398	113,985	(8,973)
CALTEX AUSTRALIA ORD SHS	BAML	6/29/2018	1M LIBOR	7,191	176,202	2,391
CENTERRA GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	68,800	319,796	46,337
CHINA FISHERY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(795,300)	(43,710)	43,652
CHINA GOLDJOY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(532,000)	(54,859)	28,290
CHINA MAN MADE FIBER ORD	BAML	11/17/2017	1M LIBOR	331,222	92,639	4,980
CHINA OCEAN INDUSTRY GROU	BAML	6/29/2018	1M LIBOR	(1,045,000)	(25,877)	16,109
CLOVER INDUSTRIES ORD SHS	BAML	7/25/2018	1M LIBOR	56,468	72,660	(1,010)
CONTINENTAL GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(8,000)	(22,366)	663
COSMAX ORD SHS	BAML	11/13/2017	1M LIBOR	(2,340)	(278,223)	61,789
COSMAX ORD SHS	BAML	12/8/2017	1M LIBOR	(1,324)	(144,022)	21,561
COSON ORD SHS	BAML	11/13/2017	1M LIBOR	(6,215)	(61,879)	2,450
COSTAIN GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	20,606	101,138	26,542
CSR ORD SHS	BAML	12/28/2017	1M LIBOR	121,319	367,638	11,653
CSR ORD SHS	BAML	6/29/2018	1M LIBOR	140,817	437,829	2,420
DERICHEBOURG ORD SHS	BAML	4/30/2018	1M LIBOR	14,561	69,451	57,542
DRB-HICOM ORD SHS	BAML	3/5/2018	1M LIBOR	(98,100)	(31,692)	(7,057)
DXB ENTERTAINMENTS ORD SH	BAML	8/1/2017	1M LIBOR	(847,874)	(279,797)	101,584
EMIRA PROPERTY FUND REIT	BAML	7/25/2018	1M LIBOR	78,498	85,328	(1,185)
FDG ELECTRIC VEHICLES ORD	BAML	6/29/2018	1M LIBOR	(590,000)	(25,359)	1,561
FLEXIGROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(26,353)	(48,304)	7,739
FORD OTOMOTIV SANAYI A OR	BAML	8/1/2017	1M LIBOR	10,234	99,977	30,570
FORTESCUE METALS GROUP OR	BAML	12/28/2017	1M LIBOR	134,168	563,862	50,351
FORTESCUE METALS GROUP OR	BAML	6/29/2018	1M LIBOR	64,981	230,237	67,242
FOXTONS GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(65,325)	(75,801)	(1,708)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
G-TECH OPTOELECTRONICS OR	BAML	6/29/2018	1M LIBOR	(5,390)	$(3,455)	$(17)
GWA GROUP ORD SHS	BAML	12/28/2017	1M LIBOR	47,928	104,279	19,570
HANJIN HEAVY INDUSTRIES a	BAML	12/8/2017	1M LIBOR	(9,206)	(27,259)	(9,228)
HANMI SCIENCE ORD SHS	BAML	12/8/2017	1M LIBOR	(768)	(57,373)	202
HANPIN ELECTRON ORD SHS	BAML	11/17/2017	1M LIBOR	57,407	81,891	(8,226)
HEXAGON COMPOSITES ORD SH	BAML	4/30/2018	1M LIBOR	(14,267)	(43,695)	(6,696)
HIGHLAND GOLD MINING ORD	BAML	4/30/2018	1M LIBOR	116,755	231,739	(6,241)
HINDUSTAN PETROLEUM ORD S	BAML	4/30/2018	1M LIBOR	88,846	335,928	195,000
HONG YI FIBER INDUSTRIAL	BAML	11/17/2017	1M LIBOR	104,198	83,432	(7,866)
HSIN CHONG GROUP HOLDINGS	BAML	11/13/2017	1M LIBOR	(2,182,000)	(104,651)	6,856
HSIN CHONG GROUP HOLDINGS	BAML	6/29/2018	1M LIBOR	(116,000)	(5,209)	10
HTandE ORD SHS	BAML	11/17/2017	1M LIBOR	(42,237)	(73,083)	(14,501)
HUANXI MEDIA GROUP ORD SH	BAML	6/29/2018	1M LIBOR	(160,000)	(43,727)	2,544
HUAYI TENCENT ENTERTAINME	BAML	6/29/2018	1M LIBOR	(270,000)	(12,298)	1,061
HUAYU AUTOMOTIVE SYSTEMS	BAML	6/29/2018	1M LIBOR	144,376	420,929	37,329
HUBEI JUMPCAN PHARMACEUTI	BAML	6/29/2018	1M LIBOR	26,300	135,145	(1,229)
HYPOPORT N ORD SHS	BAML	4/30/2018	1M LIBOR	(27)	(2,511)	(1,197)
HYUNDAI MERCHANT MARINE O	BAML	12/8/2017	1M LIBOR	(8,881)	(67,225)	5,399
HYUNDAI WIA ORD SHS	BAML	11/13/2017	1M LIBOR	(597)	(36,312)	(501)
HYUNDAI WIA ORD SHS	BAML	12/8/2017	1M LIBOR	(3,980)	(251,690)	6,275
ILJIN DISPLAY ORD SHS	BAML	12/8/2017	1M LIBOR	(2,751)	(15,129)	(4,194)
INMOBILIARIA COLONIAL ORD	BAML	4/30/2018	1M LIBOR	(26,594)	(194,956)	(52,691)
INTERFLEX ORD SHS	BAML	11/13/2017	1M LIBOR	(3,019)	(107,513)	14,299
INTERFLEX ORD SHS	BAML	12/8/2017	1M LIBOR	(670)	(21,742)	1,055
INTRON BIOTECHNOLOGY ORD	BAML	12/8/2017	1M LIBOR	(622)	(13,913)	(4,124)
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(21,800)	(62,660)	(23,173)
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(31,600)	(108,445)	(15,973)
KOREA AEROSPACE INDUSTRIE	BAML	11/13/2017	1M LIBOR	(3,400)	(176,644)	19,557
LAMPRELL ORD SHS	BAML	8/11/2017	1M LIBOR	(5,932)	(5,394)	(2,348)
LIBERTY HOLDINGS ORD SHS	BAML	7/25/2018	1M LIBOR	22,170	193,351	(3,555)
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(2,800)	(40,009)	1,648
MAISONS DU MONDE ORD SHS	BAML	4/30/2018	1M LIBOR	(1,991)	(75,184)	1,681
MARIE BRIZARD WINE AND SP	BAML	4/30/2018	1M LIBOR	(498)	(8,489)	(141)
MEDIATEK ORD SHS	BAML	6/29/2018	1M LIBOR	(8,000)	(62,290)	(8,178)
MEG ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(81,100)	(372,312)	40,020
METALS X ORD SHS	BAML	11/10/2017	1M LIBOR	(32,395)	(17,916)	(3,141)
MIRAE ASSET DAEWOO ORD SH	BAML	11/13/2017	1M LIBOR	(1,479)	(12,962)	(1,379)
MORGAN SINDALL GROUP ORD	BAML	4/30/2018	1M LIBOR	6,277	102,674	10,698
MORGUARD REAL ESTATE INVE	BAML	11/27/2017	1M LIBOR	9,600	109,215	(124)
NEO SOLAR POWER ORD SHS	BAML	8/3/2018	1M LIBOR	(9,292)	(4,399)	107
NEW ZEALAND REFINING ORD	BAML	6/29/2018	1M LIBOR	15,395	27,198	1,344
NEW ZEALAND REFINING ORD	BAML	6/29/2018	1M LIBOR	46,835	82,742	4,090
NORTH MINING SHARES ORD S	BAML	6/29/2018	1M LIBOR	(10,000)	(196)	17
NUTRIBIOTECH ORD SHS	BAML	11/13/2017	1M LIBOR	(4,333)	(160,723)	75,341
OBI PHARMA ORD SHS	BAML	8/3/2018	1M LIBOR	(2,900)	(20,911)	264
OZ MINERALS ORD SHS	BAML	6/29/2018	1M LIBOR	19,130	103,244	24,000
PAN OCEAN ORD SHS	BAML	12/8/2017	1M LIBOR	(39,445)	(205,195)	(314)
PANALPINA WELTTRANSPORT H	BAML	4/30/2018	1M LIBOR	(771)	(102,845)	4,942
PERSEUS MINING ORD SHS	BAML	11/17/2017	1M LIBOR	(87,118)	(31,130)	9,244

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PHILIP MORRIS ORD SHS	BAML	12/29/2017	1M LIBOR	104	$52,883	$18,593
PILBARA MINERALS ORD SHS	BAML	11/17/2017	1M LIBOR	(182,789)	(62,600)	5,745
PURPLEBRICKS GROUP ORD SH	BAML	4/30/2018	1M LIBOR	(2,329)	(11,370)	(3,368)
QIANHAI HEALTH HOLDINGS O	BAML	6/29/2018	1M LIBOR	(1,650,000)	(20,323)	2,786
QLRO GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(13,775)	(20,120)	(8,156)
REDEFINE INTERNATIONAL RE	BAML	4/30/2018	1M LIBOR	(168,292)	(75,291)	(9,973)
ROCKHOPPER EXPLORATION OR	BAML	4/30/2018	1M LIBOR	(55,503)	(14,331)	(487)
ROYAL BAFOKENG PLATINUM P	BAML	7/25/2018	1M LIBOR	(7,181)	(17,261)	566
RUMO LOGISTICA OPERADORA	BAML	11/27/2017	1M LIBOR	(63,616)	(166,909)	(43,435)
SAMSUNG ENGINEERING ORD S	BAML	12/8/2017	1M LIBOR	(10,577)	(116,752)	20,339
SCALES CORPORATION ORD SH	BAML	6/29/2018	1M LIBOR	35,637	83,861	7,354
SENEX ENERGY ORD SHS	BAML	11/10/2017	1M LIBOR	(37,931)	(9,727)	1,105
SERVICE STREAM ORD SHS	BAML	12/28/2017	1M LIBOR	103,910	107,216	4,663
SHINKONG INSURANCE ORD SH	BAML	11/17/2017	1M LIBOR	26,000	21,971	(16)
SHUNFENG INTL CLEAN ENERG	BAML	6/29/2018	1M LIBOR	(39,362)	(2,273)	130
SIGURD MICROELECTRONICS O	BAML	11/17/2017	1M LIBOR	83,240	73,673	3,784
SIIC ENVIRONMENT HOLDINGS	BAML	4/24/2018	1M LIBOR	(50,800)	(19,746)	1,587
SILLAJEN ORD SHS	BAML	12/8/2017	1M LIBOR	(3,984)	(81,656)	(6,640)
SINCERE WATCH (HONG KONG)	BAML	11/13/2017	1M LIBOR	(180,000)	(4,640)	791
SINOFERT HOLDINGS ORD SHS	BAML	6/29/2018	1M LIBOR	(20,000)	(2,540)	(226)
SINOTRANS SHIPPING ORD SH	BAML	6/29/2018	1M LIBOR	(2,000)	(449)	(53)
SPARTAN ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(15,100)	(70,477)	(6,739)
STAR PETROLEUM REFINING O	BAML	6/11/2018	1M LIBOR	236,900	90,128	19,487
STOCK SPIRITS GROUP ORD S	BAML	4/30/2018	1M LIBOR	10,837	23,175	184
STORAGEVAULT CANADA ORD S	BAML	11/27/2017	1M LIBOR	(4,300)	(6,468)	(1,447)
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	27,912	97,234	4,377
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	33,108	115,343	5,183
SUNCORP GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(4,510)	(43,748)	(7,653)
TAMIL NADU NEWSPRINT AND	BAML	4/30/2018	1M LIBOR	19,823	90,139	24,842
TEKFEN HOLDING A ORD SHS	BAML	8/1/2017	1M LIBOR	41,337	111,691	16,385
TELCON ORD SHS	BAML	11/13/2017	1M LIBOR	(3,925)	(12,671)	(3,710)
TEN NETWORK HOLDINGS ORD	BAML	11/17/2017	1M LIBOR	(85,229)	(90,662)	79,786
TRANSCONTINENTAL SUB VOTI	BAML	11/27/2017	1M LIBOR	4,800	79,170	18,474
URBAS GRUPO FINANCIERO OR	BAML	4/30/2018	1M LIBOR	5,953,425	134,507	(15,193)
USINAS SIDERURGICAS DE MI	BAML	11/27/2017	1M LIBOR	(43,700)	(70,231)	(2,015)
V1 GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(98,000)	(3,458)	7
VERTU MOTORS ORD SHS	BAML	4/30/2018	1M LIBOR	173,154	106,492	(6,621)
VILMORIN and CIE ORD SHS	BAML	4/30/2018	1M LIBOR	1,536	107,489	27,343
VIRGIN AUSTRALIA HOLDINGS	BAML	11/17/2017	1M LIBOR	(29,500)	(5,159)	1,041
VIROMED ORD SHS	BAML	12/8/2017	1M LIBOR	(902)	(74,253)	(8,048)
VIVA CHINA HOLDINGS ORD S	BAML	6/29/2018	1M LIBOR	(192,000)	(18,453)	505
YATAS YATAK VE YORGAN SAN	BAML	8/1/2017	1M LIBOR	28,713	48,475	56,684
YUSHIN PRECISION EQUIPMEN	BAML	11/13/2017	1M LIBOR	(3,000)	(73,447)	(2,021)
ZENG HSING INDUSTRIAL ORD	BAML	11/17/2017	1M LIBOR	7,000	33,041	(3,370)
ZENITH INTERNATIONAL BANK	BAML	1/16/2018	1M LIBOR	242,534	12,197	7,363
ZOOPLUS ORD SHS	BAML	4/30/2018	1M LIBOR	(43)	(6,074)	(2,103)
BROWN (N) GROUP PLC	DB	8/13/2018	USD1M_Reuters	27,025	103,434	7,320
CARICO HOLDINGS LTD	DB	9/4/2017	USD1M_Reuters	(735,000)	(29,133)	(509)
CHIHO-TIANDE GROUP LTD	DB	9/4/2017	USD1M_Reuters	(31,714)	(17,521)	1,686
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2018	USD1M_Reuters	(24,894)	(12,557)	1,393
CHINA FISHERY GROUP LTD	DB	11/3/2017	USD1M_Reuters	(375,000)	(20,178)	(821)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA SEVEN STAR SHOPPING LTD	DB	9/4/2017	USD1M_Reuters	(130,000)	$(7,117)	$(540)
COLLINS FOODS LTD	DB	5/7/2018	USD1M_Reuters	22,441	100,797	6,590
COSMAX INC	DB	4/30/2018	USD1M_Reuters	(101)	(9,295)	(47)
COSMAX INC	DB	6/11/2018	USD1M_Reuters	(103)	(9,479)	(48)
DRB-HICOM BHD	DB	5/28/2018	USD1M_Reuters	(59,500)	(19,961)	(3,525)
ELTEL AB-W/I	DB	5/28/2018	USD1M_Reuters	(11,935)	(35,774)	(1,922)
FERBASA-FERRO LIGAS BAHIA-PR	DB	8/31/2018	USD1M_Reuters	9,161	35,907	(318)
FERRATUM OYJ	DB	10/11/2017	USD1M_Reuters	(384)	(10,016)	(342)
FIGEAC-AERO	DB	7/9/2018	USD1M_Reuters	(3,367)	(73,554)	1,287
FORMOSA LABORATORIES INC	DB	8/2/2018	USD1M_Reuters	23,043	62,541	(1,377)
GAMES WORKSHOP GROUP PLC	DB	8/13/2018	USD1M_Reuters	5,136	86,038	21,900
GINTECH ENERGY CORP	DB	8/2/2018	USD1M_Reuters	(254)	(136)	(3)
HANJIN HEAVY INDUS & CONST	DB	4/30/2018	USD1M_Reuters	(5,662)	(17,002)	(5,437)
HTC CORP	DB	8/2/2018	USD1M_Reuters	(38,000)	(90,032)	(142)
IMPALA PLATINUM HOLDINGS LTD	DB	6/4/2018	USD1M_Reuters	(22,458)	(63,163)	2,956
IVANHOE MINES LTD	DB	5/15/2018	USD1M_Reuters	(800)	(2,541)	(617)
MEDIA CHINA CORPORATION LTD	DB	9/4/2017	USD1M_Reuters	(223,247)	(11,483)	2,194
NEO SOLAR POWER CORP	DB	8/2/2018	USD1M_Reuters	(12,823)	(6,264)	344
NORWEGIAN AIR SHUTTLE AS	DB	7/30/2018	USD1M_Reuters	(9,645)	(220,487)	(14,809)
OBI PHARMA INC	DB	8/2/2018	USD1M_Reuters	(4,160)	(43,399)	13,798
PERSIMMON PLC	DB	8/13/2018	USD1M_Reuters	8,927	269,661	23,580
ROYAL BAFOKENG PLATINUM LTD	DB	6/4/2018	USD1M_Reuters	(11,538)	(25,166)	(1,795)
SELECT HARVESTS LIMITED	DB	5/7/2018	USD1M_Reuters	(7,288)	(28,239)	(242)
SENEX ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(67,916)	(17,476)	2,038
SINOPEC YIZHENG CHEMICAL-H	DB	9/4/2017	USD1M_Reuters	(53,285)	(8,278)	24
SK SECURITIES CO LTD	DB	4/30/2018	USD1M_Reuters	(14,957)	(24,188)	6,879
SPEEDCAST INTERNATIONAL LTD	DB	5/7/2018	USD1M_Reuters	(130)	(381)	23
STX PAN OCEAN CO LTD	DB	4/30/2018	USD1M_Reuters	(18,291)	(86,137)	(9,155)
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2017	USD1M_Reuters	130	319	153
THIN FILM ELECTRONICS ASA	DB	7/30/2018	USD1M_Reuters	(158,888)	(73,351)	(5,174)
TMAC RESOURCES INC	DB	5/15/2018	USD1M_Reuters	(7,800)	(91,192)	23,301
TPG TELECOM LTD	DB	5/7/2018	USD1M_Reuters	(323)	(1,416)	(30)
TRINIDAD DRILLING LTD	DB	10/16/2017	USD1M_Reuters	(8,874)	(13,164)	422
VOLATI AB-WI	DB	5/28/2018	USD1M_Reuters	(2,750)	(26,080)	901
WONSON INTERNATIONAL HLDGS	DB	9/4/2017	USD1M_Reuters	(45,000)	(1,101)	680
World Wide Touch Technology (Holdings) O	DB	6/26/2018	USD1M_Reuters	(172,000)	(13,954)	5,366
XINTEC INC	DB	8/2/2018	USD1M_Reuters	(94,000)	(137,596)	(33,511)
YANG MING MARINE TRANSPORT	DB	8/2/2018	USD1M_Reuters	(35,385)	(13,416)	(2,335)
YASHILI INTERNATIONAL HOLDIN	DB	9/4/2017	USD1M_Reuters	(21,000)	(4,044)	253
ABC ARBITRAGE	GS	1/24/2018	USD-LIBOR-BBA	13,670	97,554	1,086
ACCOR SA	GS	5/16/2018	USD-Federal Funds-H.15	(7,786)	(325,465)	(34,945)
ACTER CO LTD	GS	5/16/2018	USD-LIBOR-BBA	21,483	91,150	46,948
AEROSPACE TECHNOLOGY OF KORE	GS	4/10/2018	USD-Federal Funds-H.15	(626)	(8,656)	(2,784)
AFC ENERGY PLC	GS	9/28/2017	USD-Federal Funds-H.15	(14,607)	(4,506)	2,483
ANTON OILFIELD SERVICES GP	GS	8/22/2018	USD-Federal Funds-H.15	(138,408)	(13,705)	412
ARCAM AB	GS	8/8/2018	USD-Federal Funds-H.15	(1,059)	(42,103)	(2,250)
ASIA PLUS GROUP HDS SECS-FOR	GS	4/13/2018	USD-LIBOR-BBA	311,065	31,123	3,057
ASJ INC	GS	8/9/2018	USD-Federal Funds-H.15	(7,100)	(168,912)	20,433
ATHABASCA OIL CORP	GS	3/8/2018	USD-Federal Funds-H.15	(21,900)	(31,667)	13,377
B3 SA-BRASIL BOLSA BALCAO	GS	6/22/2018	USD-Federal Funds-H.15	(2,600)	(15,127)	(1,960)
BARRATT DEVELOPMENTS PLC	GS	2/7/2018	USD-LIBOR-BBA	70,547	458,564	113,994
BASILEA PHARMACEUTICA-REG	GS	7/25/2018	USD-Federal Funds-H.15	(1,941)	(164,633)	(8,377)
BERKELEY GROUP HOLDINGS/THE	GS	7/25/2018	USD-LIBOR-BBA	12,125	508,506	50,435
BIO ON SPA	GS	7/18/2018	USD-Federal Funds-H.15	(3,500)	(74,568)	(1,321)
BNN TECHNOLOGY PLC	GS	11/9/2017	USD-Federal Funds-H.15	(6,510)	(11,317)	6,253
CAIRN HOMES PLC	GS	9/28/2017	USD-Federal Funds-H.15	(6,997)	(9,465)	(3,446)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CATEA CO LTD	GS	12/28/2017	USD-Federal Funds-H.15	(2,000)	$(3,440)	$2,176
CHIMEI MATERIALS TECHNOLOGY	GS	4/18/2018	USD-Federal Funds-H.15	(65,688)	(30,530)	1,113
CHINA CHENGTONG DEVELOPMENT	GS	1/18/2018	USD-Federal Funds-H.15	(102,989)	(8,063)	1,996
CHINA GENERAL PLASTICS	GS	10/17/2017	USD-LIBOR-BBA	187,843	130,587	49,452
CHINA RESOURCES PHOENIX HEAL	GS	7/25/2018	USD-Federal Funds-H.15	(49,500)	(62,782)	219
CHONGQING IRON & STEEL CO-H	GS	3/19/2018	USD-Federal Funds-H.15	(40,745)	(10,887)	4,626
COMPAGNIE DES ALPES	GS	4/5/2018	USD-LIBOR-BBA	3,904	115,579	11,418
CONTINENTAL GOLD INC	GS	4/6/2018	USD-Federal Funds-H.15	(8,900)	(27,687)	3,457
COSMAX INC	GS	8/7/2018	USD-Federal Funds-H.15	(278)	(27,572)	1,859
COUNTRYWIDE PLC	GS	12/5/2017	USD-Federal Funds-H.15	(5,633)	(12,573)	1,097
CYBERSTEP INC	GS	8/2/2018	USD-Federal Funds-H.15	(1,500)	(83,163)	28,325
DARFON ELECTRONICS CORP	GS	10/25/2017	USD-LIBOR-BBA	120,500	84,866	17,286
DLE INC	GS	8/31/2018	USD-Federal Funds-H.15	(7,700)	(34,735)	(174)
EBOS GROUP LTD	GS	8/1/2018	USD-LIBOR-BBA	5,660	74,452	2,427
EBOS GROUP LTD	GS	8/1/2018	USD-LIBOR-BBA	5,639	72,729	3,864
ECORODOVIAS INFRA E LOG SA	GS	5/10/2018	USD-LIBOR-BBA	121,377	355,488	60,685
EGIS TECHNOLOGY INC	GS	6/13/2018	USD-Federal Funds-H.15	(14,183)	(88,000)	(26,375)
EML PAYMENTS LTD	GS	11/28/2017	USD-Federal Funds-H.15	(4,553)	(6,321)	430
EMPIRIC STUDENT PROPERTY PLC	GS	8/22/2018	USD-Federal Funds-H.15	(12,560)	(17,710)	(467)
ENCE ENERGIA Y CELULOSA SA	GS	4/25/2018	USD-LIBOR-BBA	33,770	104,152	39,188
ENISH INC	GS	8/16/2018	USD-Federal Funds-H.15	(4,600)	(106,934)	15,273
FIRST PHILIPPINE HLDGS	GS	7/11/2018	USD-LIBOR-BBA	26,291	35,148	(797)
G TECH OPTOELECTRONICS CORP	GS	1/18/2018	USD-Federal Funds-H.15	(59,013)	(38,829)	894
GHCL LTD	GS	7/5/2018	USD-LIBOR-BBA	22,263	80,592	1,481
GINTECH ENERGY CORP	GS	7/11/2018	USD-Federal Funds-H.15	(72,354)	(38,003)	(1,454)
GOLDSUN BUILDING MATERIALS C	GS	4/18/2018	USD-Federal Funds-H.15	(97,895)	(27,338)	(3,043)
HIGH ARCTIC ENERGY SERVICES	GS	3/8/2018	USD-LIBOR-BBA	33,877	141,456	(39,163)
HUANXI MEDIA GROUP LTD	GS	3/30/2018	USD-Federal Funds-H.15	(20,000)	(5,997)	849
HUMANA AB	GS	4/5/2018	USD-Federal Funds-H.15	(12,166)	(94,680)	13,516
HYUNDAI WIA CORP	GS	7/5/2018	USD-Federal Funds-H.15	(1,254)	(78,271)	947
IC GROUP A/S	GS	8/8/2018	USD-Federal Funds-H.15	(2,223)	(48,961)	(1,611)
ICADE	GS	5/9/2018	USD-Federal Funds-H.15	(2,347)	(179,680)	(21,138)
ID LOGISTICS GROUP	GS	2/22/2018	USD-Federal Funds-H.15	(508)	(75,198)	(6,560)
ILJIN DISPLAY CO LTD	GS	4/18/2018	USD-Federal Funds-H.15	(1,560)	(8,459)	(2,499)
IMPALA PLATINUM HOLDINGS LTD	GS	11/30/2017	USD-Federal Funds-H.15	(91,487)	(330,352)	86,726
INDIAN OIL CORP LTD	GS	7/31/2018	USD-LIBOR-BBA	70,455	415,461	(11,267)
INTRON BIOTECHNOLOGY INC	GS	4/5/2018	USD-Federal Funds-H.15	(3,296)	(70,424)	(25,157)
IVANHOE MINES LTD-CL A	GS	3/22/2018	USD-Federal Funds-H.15	(69,400)	(248,563)	(25,645)
IVANHOE MINES LTD-CL A	GS	3/27/2018	USD-Federal Funds-H.15	(46,059)	(165,380)	(16,604)
MACA LTD	GS	9/27/2017	USD-LIBOR-BBA	90,931	114,000	8,013
MACA LTD	GS	1/24/2018	USD-LIBOR-BBA	45,362	56,480	4,388
MAG SILVER CORP	GS	9/29/2017	USD-Federal Funds-H.15	(10,000)	(156,662)	19,176
MAJOR DRILLING GROUP INTL	GS	7/19/2018	USD-Federal Funds-H.15	(11,700)	(72,649)	(4,774)
MEERECOMPANY INCORPORATED	GS	5/30/2018	USD-Federal Funds-H.15	(575)	(23,013)	(16,142)
MELROSE INDUSTRIES PLC	GS	10/4/2017	USD-Federal Funds-H.15	(100,827)	(271,064)	(37,913)
MGI COUTIER	GS	3/30/2018	USD-LIBOR-BBA	2,321	75,826	17,053
MINERAL RESOURCES LTD	GS	8/31/2017	USD-LIBOR-BBA	43,448	318,043	107,750
MINERAL RESOURCES LTD	GS	11/9/2017	USD-LIBOR-BBA	52,033	404,816	105,110
MINERVA SA	GS	8/9/2018	USD-LIBOR-BBA	39,269	153,322	2,861
NATURECELL CO LTD	GS	9/27/2017	USD-Federal Funds-H.15	(165)	(778)	(45)
NATUREX	GS	12/29/2017	USD-Federal Funds-H.15	(385)	(31,181)	(7,762)
NEO SOLAR POWER CORP	GS	5/22/2018	USD-Federal Funds-H.15	(57,454)	(26,301)	(188)
NEOPOST SA	GS	2/22/2018	USD-LIBOR-BBA	4,858	150,063	71,718

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NEW ZEALAND REFINING CO LTD	GS	4/5/2018	USD-LIBOR-BBA	10,902	$20,528	$(309)
NEXT BIOMETRICS GROUP AS	GS	10/3/2017	USD-Federal Funds-H.15	(1,522)	(26,744)	12,026
NORDIC NANOVECTOR ASA	GS	11/9/2017	USD-Federal Funds-H.15	(4,315)	(27,176)	(18,560)
NORTH MINING SHARES CO LTD	GS	8/29/2018	USD-Federal Funds-H.15	(370,000)	(6,597)	(36)
NORTHAM PLATINUM LTD	GS	1/19/2018	USD-Federal Funds-H.15	(47,438)	(172,571)	7,821
OBI PHARMA INC	GS	1/11/2018	USD-Federal Funds-H.15	(7,525)	(62,569)	9,098
OIL & NATURAL GAS CORP LTD	GS	6/27/2018	USD-LIBOR-BBA	22,616	59,707	76
PACIFIC METALS CO LTD	GS	6/22/2018	USD-Federal Funds-H.15	(63,000)	(165,676)	(3,073)
PAKISTAN TELECOM CO LTD	GS	5/7/2018	USD-LIBOR-BBA	243,500	38,116	(5,073)
PERSEUS MINING LTD	GS	3/9/2018	USD-Federal Funds-H.15	(21,447)	(5,137)	(259)
PEUGEOT SA	GS	9/6/2017	USD-LIBOR-BBA	16,956	245,464	118,090
PIXEL COMPANYZ INC	GS	2/1/2018	USD-Federal Funds-H.15	(12,414)	(45,397)	11,921
PRETIUM RESOURCES INC	GS	5/3/2018	USD-Federal Funds-H.15	(22,166)	(242,281)	29,026
PRETIUM RESOURCES INC	GS	6/1/2018	USD-Federal Funds-H.15	(7,774)	(74,709)	(83)
QUALITY HOUSE PCL-FOREIGN	GS	10/12/2017	USD-LIBOR-BBA	1,123,081	80,803	31,329
RASSINI SAB DE CV	GS	3/27/2018	USD-LIBOR-BBA	13,203	52,490	37,139
REGIS RESOURCES LTD	GS	7/25/2018	USD-LIBOR-BBA	44,596	125,728	10,692
REGIS RESOURCES LTD	GS	7/25/2018	USD-LIBOR-BBA	121,587	345,493	26,444
ROCKHOPPER EXPLORATION PLC	GS	3/28/2018	USD-Federal Funds-H.15	(55,819)	(16,055)	1,151
RUMO SA	GS	6/22/2018	USD-Federal Funds-H.15	(46,400)	(125,405)	(28,481)
S SCIENCE CO LTD	GS	8/31/2018	USD-Federal Funds-H.15	(104,100)	(102,965)	4,995
SAMPO CORP	GS	5/31/2018	USD-LIBOR-BBA	88,667	51,904	(7,654)
SANSIRI PUBLIC CO LTD-FORGN	GS	4/6/2018	USD-LIBOR-BBA	4,311,607	253,471	15,770
SARAIVA SA LIVREIROS-PREF	GS	6/21/2018	USD-LIBOR-BBA	36,334	52,584	1,490
SEMIRARA MINING AND POWER CO	GS	4/6/2018	USD-LIBOR-BBA	62,589	186,182	23,835
SHOWROOMPRIVE	GS	8/30/2018	USD-Federal Funds-H.15	(867)	(17,932)	43
SHUNFENG INTERNATIONAL CLEAN	GS	4/11/2018	USD-Federal Funds-H.15	(328,512)	(30,970)	13,092
TAIWAN FU HSING INDUSTRIAL	GS	5/31/2018	USD-LIBOR-BBA	15,459	21,740	(2,887)
TAIWAN PCB TECHVEST CO LTD	GS	1/3/2018	USD-LIBOR-BBA	26,000	25,460	(67)
TAYLOR WIMPEY PLC	GS	8/8/2018	USD-LIBOR-BBA	88,432	206,106	15,913
TOPOINT TECHNOLOGY CO LTD	GS	5/9/2018	USD-LIBOR-BBA	120,342	107,325	(14,256)
TOURISM HOLDINGS LTD	GS	10/11/2017	USD-LIBOR-BBA	39,449	97,830	28,945
TRUE CORP PCL-FOREIGN	GS	9/21/2017	USD-Federal Funds-H.15	(715,700)	(171,871)	50,471
TULLOW OIL PLC	GS	6/28/2018	USD-Federal Funds-H.15	(133,892)	(346,801)	50,020
UNIVERSAL VISION BIOTECHNOLO	GS	5/31/2018	USD-LIBOR-BBA	79,078	74,763	(6,942)
USI CORP	GS	6/13/2018	USD-LIBOR-BBA	121,779	59,044	1,127
USINAS SIDER MINAS GER-PF A	GS	9/29/2017	USD-Federal Funds-H.15	(169,770)	(195,492)	(86,030)
VIDENTE CO LTD	GS	1/11/2018	USD-Federal Funds-H.15	(1,396)	(5,284)	151
VOLATI AB	GS	7/11/2018	USD-Federal Funds-H.15	(7,884)	(72,992)	427
WISTRON CORP	GS	3/26/2018	USD-LIBOR-BBA	60,000	50,504	9,978
XINTEC INC	GS	5/4/2018	USD-Federal Funds-H.15	(35,448)	(57,574)	(6,862)
3I GROUP PLC	MS	10/24/2017	LIBOR-1M	36,600	448,072	3,974
888 HOLDINGS PLC	MS	10/24/2017	LIBOR-1M	5,727	18,855	605
A10 NETWORKS INC	MS	8/11/2017	LIBOR-1M	(9,900)	(68,134)	(1,860)
ABAXIS INC	MS	8/11/2017	LIBOR-1M	(1,500)	(78,118)	7,618
ABC BANCORP	MS	8/11/2017	LIBOR-1M	(2,700)	(129,809)	6,149
ABC BRASIL-RTS	MS	11/15/2017	LIBOR-1M	1,317	-	1,310
ABCAM PLC	MS	10/24/2017	LIBOR-1M	63,400	822,754	36,429
ABERCROM FITCH A	MS	8/11/2017	LIBOR-1M	(5,100)	(48,843)	(1,341)
ABRAXAS PETE	MS	8/11/2017	LIBOR-1M	46,100	73,569	8,489
ACCO BRANDS CORP	MS	8/11/2017	LIBOR-1M	14,700	174,338	(3,083)
ACCOR SA	MS	10/24/2017	EURIB-1M	(18,000)	(879,540)	43,502
ACETO CORP	MS	8/11/2017	LIBOR-1M	(6,200)	(94,420)	(10,236)
ADTRAN INC	MS	8/11/2017	LIBOR-1M	8,900	184,527	24,179

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ADV ENRGY INDS	MS	8/11/2017	LIBOR-1M	2,700	$186,982	$8,903
AEROHIVE NETWRKS	MS	8/11/2017	LIBOR-1M	(16,100)	(78,315)	2,484
AES TIETE ENERGIA SA-UNIT	MS	11/15/2017	LIBOR-1M	30,400	125,765	11,358
AIMMUNE THERAPEU	MS	8/11/2017	LIBOR-1M	(3,600)	(74,574)	(2,898)
AIR FRANCE	MS	10/24/2017	EURIB-1M	41,930	612,361	(45,124)
AIR FRANCE	MS	11/14/2017	LIBOR-1M	15,619	227,673	(17,145)
Aksigorta	MS	6/25/2018	LIBOR-1M	117,268	87,993	17,857
ALK-ABELLO B	MS	10/24/2017	CIBOR-1M	(2,522)	(389,647)	(7,534)
ALLIED MINDS PLC	MS	10/24/2017	LIBOR-1M	(97,952)	(208,097)	(1,293)
ALLIED MOTION TECHNOLOGIES INC	MS	8/11/2017	LIBOR-1M	(4,000)	(109,822)	(8,538)
AMARIN CORP PLC AC	MS	8/11/2017	LIBOR-1M	11,700	47,446	(6,028)
AMER SUPERCOND	MS	8/11/2017	LIBOR-1M	(13,100)	(42,491)	702
AMERICAN RENAL ASSOCIATES HOLDINGS, INC.	MS	8/11/2017	LIBOR-1M	(2,600)	(45,907)	2,179
AMG	MS	10/24/2017	EURIB-1M	4,959	152,242	18,950
AMNIS Co Ltd	MS	10/15/2018	FEDEF-1D	(1,761)	(8,485)	3,744
AMPHASTAR PHARMACEUTICALS IN	MS	8/11/2017	LIBOR-1M	(5,900)	(103,910)	1,958
ANALOGIC CORP	MS	8/11/2017	LIBOR-1M	(1,700)	(120,068)	728
ANANDA DEVELOP-F	MS	10/11/2017	FEDEF-1D	641,300	89,757	7,522
Anheuser-Busch InBev SA/NV	MS	10/24/2017	EURIB-1M	(1,855)	(220,913)	(2,493)
ANI PHARMACEUTICALS INC	MS	8/11/2017	LIBOR-1M	(700)	(32,912)	(1,199)
AO WORLD PLC	MS	11/14/2017	FEDEF-1D	(13,975)	(25,265)	3,576
APPLIED GENETIC TECHNOLOGIES	MS	8/11/2017	LIBOR-1M	6,100	29,460	(485)
ARBOR REALTY	MS	8/11/2017	LIBOR-1M	18,300	149,899	1,076
ARC DOCUMENT SOLUTIONS	MS	8/11/2017	LIBOR-1M	8,000	32,651	(4,971)
ARCHROCK INC	MS	8/11/2017	LIBOR-1M	9,400	105,455	(2,525)
ARDMORE SHIPPING	MS	8/11/2017	LIBOR-1M	(17,600)	(135,075)	(4,845)
ARES COMMERCIAL REAL ESTATE	MS	8/11/2017	LIBOR-1M	6,700	87,286	(1,526)
ARKEMA	MS	10/24/2017	EURIB-1M	3,430	404,750	(14,464)
ARMADA HFLR PR	MS	8/11/2017	LIBOR-1M	(6,700)	(89,193)	351
ARTESIAN RES A	MS	8/11/2017	LIBOR-1M	2,100	76,983	4,686
ASCOPIAVE	MS	10/24/2017	EURIB-1M	56,536	231,957	(268)
ASETEK	MS	10/24/2017	NIBOR-1M	(13,487)	(183,307)	1,713
ASHFORD HOSPITALITY TRUST	MS	8/11/2017	LIBOR-1M	13,900	84,132	3,299
ASHFORD HSY PRM	MS	8/11/2017	LIBOR-1M	18,800	196,523	(1,755)
ASIA CEMENT	MS	10/12/2017	FEDEF-1D	(103,632)	(90,575)	(1,025)
ASIA PLASTIC	MS	10/12/2017	FEDEF-1D	62,810	32,561	(3,762)
ASKARI BANK	MS	10/10/2018	FEDEF-1D	160,193	37,011	(12,883)
ASM INTL	MS	10/24/2017	EURIB-1M	630	37,751	156
ASSCATD CPTL GRP	MS	8/11/2017	LIBOR-1M	(900)	(30,420)	225
ASTRAZENECA PLC	MS	10/24/2017	LIBOR-1M	(5,290)	(357,418)	66,933
ASTRONICS CORP C	MS	8/11/2017	LIBOR-1M	(195)	(5,930)	246
ATLAS FINANCIAL HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(4,100)	(57,917)	(5,428)
ATRICURE	MS	8/11/2017	LIBOR-1M	(6,500)	(158,363)	868
AU OPTRONICS CORP	MS	10/12/2017	FEDEF-1D	1,203,000	473,949	43,486
AUDIOCODES LTD	MS	8/11/2017	LIBOR-1M	26,400	169,257	13,695
AUSDRILL LTD	MS	9/13/2017	LIBOR-1M	48,305	57,826	23,707
AUSDRILL LTD	MS	10/15/2018	LIBOR-1M	63,392	80,899	17,424
AUSTEVOLL	MS	10/24/2017	NIBOR-1M	34,360	304,933	581
AVID TECHNOLOGY	MS	8/11/2017	LIBOR-1M	(15,800)	(81,391)	21
AVITA CORP	MS	10/12/2017	FEDEF-1D	45,903	65,814	4,316
AVON RUBBER PLC	MS	10/24/2017	LIBOR-1M	5,410	71,459	(71)
AXACTOR	MS	10/24/2017	NIBOR-1M	(200,554)	(65,258)	297
AXOGEN INC	MS	8/11/2017	LIBOR-1M	(4,100)	(66,636)	1,856
BALFOUR BEATTY PLC	MS	11/14/2017	FEDEF-1D	(53,494)	(182,736)	(3,404)
BANCO ABC BRASIL SA	MS	11/15/2017	LIBOR-1M	24,019	108,772	23,147

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BANK OF MARIN BANCORP	MS	8/11/2017	LIBOR-1M	500	$31,925	$1,400
BANK OF PUNJAB	MS	10/10/2018	FEDEF-1D	909,104	116,676	(34,609)
BANKFINANCIAL	MS	8/11/2017	LIBOR-1M	(4,300)	(64,042)	(372)
BANNER CORP	MS	8/11/2017	LIBOR-1M	3,300	185,912	4,729
BANPU POWER PCL-FOREIGN	MS	10/11/2017	FEDEF-1D	(154,900)	(123,103)	72,852
BASILEA PHARMACEUTICAL	MS	10/24/2017	LIBOR-1M	(2,520)	(222,581)	(1,694)
BASSETT FURN	MS	8/11/2017	LIBOR-1M	3,800	144,801	(3,441)
BAVARIAN NORDIC	MS	10/24/2017	CIBOR-1M	5,130	313,778	22,034
BBCK&WLCX ENTRPR	MS	8/11/2017	LIBOR-1M	(17,200)	(184,192)	3,592
BE SEMICOND IND	MS	10/24/2017	EURIB-1M	14,093	881,987	33,179
BEAZER HOMES	MS	8/11/2017	LIBOR-1M	12,300	165,032	(1,934)
BEL FUSE CL B	MS	8/11/2017	LIBOR-1M	2,000	50,796	(163)
BENEFICIAL BANCORP INC	MS	8/11/2017	LIBOR-1M	(2,700)	(40,703)	(1,579)
BENEFITFOCUS INC	MS	8/11/2017	LIBOR-1M	(5,300)	(184,550)	(4,925)
BERENDSEN PLC	MS	10/24/2017	LIBOR-1M	(3,020)	(51,009)	413
BERKSHIRE HILL	MS	8/11/2017	LIBOR-1M	5,200	186,645	6,535
BIG 5 SPORTING	MS	8/11/2017	LIBOR-1M	6,000	70,080	(5,580)
BIOCARTIS NV	MS	10/24/2017	EURIB-1M	(8,701)	(107,971)	1,791
BIOTIME INC	MS	8/11/2017	LIBOR-1M	20,300	62,549	(7,739)
BLACK BOX CORP	MS	8/11/2017	LIBOR-1M	10,400	85,547	(3,387)
BLACK DIAMOND GROUP LTD	MS	10/16/2017	LIBOR-1M	56,800	111,942	10,383
BLUCORA INC	MS	8/11/2017	LIBOR-1M	3,400	68,832	7,328
BNN TECHNOLOGY PLC	MS	11/14/2017	FEDEF-1D	(69,423)	(101,280)	47,293
BOBST GRP N	MS	10/24/2017	LIBOR-1M	2,624	255,743	36,544
BOIRON	MS	10/24/2017	EURIB-1M	1,084	109,006	(7,477)
BOJANGLES INC	MS	8/11/2017	LIBOR-1M	(5,400)	(71,361)	(459)
BOLLORE	MS	10/24/2017	EURIB-1M	(195,300)	(917,681)	11,966
BOSTON PRIVATE FINANCIAL	MS	8/11/2017	LIBOR-1M	6,900	104,709	1,207
BRIDGEPOINT EDUCATION INC	MS	8/11/2017	LIBOR-1M	5,700	78,078	(22,731)
BRIGHTCOVE INC	MS	8/11/2017	LIBOR-1M	(23,300)	(147,501)	(8,609)
BRISTOW GROUP INC	MS	8/11/2017	LIBOR-1M	(11,700)	(81,485)	(4,744)
BROOKLINE BANCP	MS	8/11/2017	LIBOR-1M	6,100	88,919	1,666
BUILD A BEAR WRK	MS	8/11/2017	LIBOR-1M	(9,400)	(95,053)	4,813
BURCKHARDT	MS	10/24/2017	LIBOR-1M	(1,190)	(356,385)	2,846
C&C GROUP	MS	11/14/2017	FEDEF-1D	(21,232)	(82,868)	6,285
CAI INTERNATIONAL INC	MS	8/11/2017	LIBOR-1M	7,200	169,410	19,446
CAIRN ENERGY PLC	MS	11/14/2017	FEDEF-1D	(68,358)	(185,632)	23,724
CAIRN HOMES PLC	MS	10/24/2017	EURIB-1M	(95,367)	(176,569)	-
CAIRN HOMES PLC	MS	11/14/2017	FEDEF-1D	(84,977)	(126,778)	(33,641)
CALGON CARB CP	MS	8/11/2017	LIBOR-1M	(3,800)	(61,316)	516
CALITHERA BIOSCIENCES INC	MS	8/11/2017	LIBOR-1M	5,300	94,576	(13,486)
CAMBREX CORP	MS	8/11/2017	LIBOR-1M	2,900	168,287	8,613
CANFOR PULP PRODUCTS INC	MS	10/16/2017	LIBOR-1M	12,140	97,289	17,709
CAP SENR LIVING	MS	8/11/2017	LIBOR-1M	(8,800)	(129,631)	8,191
CAPIO AB-WI	MS	10/24/2017	STIBO-1M	9,257	57,296	(6,564)
CAPITA PLC	MS	10/24/2017	LIBOR-1M	(46,100)	(413,653)	13,079
CAPITAL & COUNTIES PROPERTIE	MS	10/24/2017	LIBOR-1M	(138,600)	(567,970)	46,024
CAPITAL CITY BK	MS	8/11/2017	LIBOR-1M	(4,200)	(89,250)	(462)
CAPRO CORP	MS	11/1/2017	FEDEF-1D	(3,770)	(20,570)	239
CAPSTONE GOLD CORP	MS	10/16/2017	LIBOR-1M	131,421	102,163	24,398
CARDIOVASCULAR SYS INC	MS	8/11/2017	LIBOR-1M	5,300	168,894	(1,679)
CATAPULT GROUP INTERNATIONAL	MS	10/15/2018	FEDEF-1D	(1,920)	(3,860)	767
CATEA CO LTD	MS	10/15/2018	FEDEF-1D	(4,266)	(42,988)	40,295
CATO CORP	MS	8/11/2017	LIBOR-1M	(2,600)	(44,897)	671

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CBIZ INC	MS	8/11/2017	LIBOR-1M	10,700	$159,706	$(811)
CEBU AIR INC	MS	6/13/2018	FEDEF-1D	39,750	86,188	(6,644)
CEDAR REALTY TRUST INC	MS	8/11/2017	LIBOR-1M	(25,900)	(129,001)	(5,162)
CENTRL GAR & PET	MS	8/11/2017	LIBOR-1M	6,200	186,712	4,000
CENTURY BNCP A	MS	8/11/2017	LIBOR-1M	2,000	131,704	1,936
CENTURY COMMUNITIES INC	MS	8/11/2017	LIBOR-1M	2,400	60,957	1,203
CENTURY ENKA LIMITED	MS	6/13/2018	FEDEF-1D	9,174	56,153	(7,679)
CERUS CORP	MS	8/11/2017	LIBOR-1M	(12,700)	(28,700)	(2)
CEWE STIFTUNG & CO KGAA	MS	10/24/2017	EURIB-1M	8,181	720,180	3,774
CHANGYOU.COM LTD-ADR	MS	8/11/2017	LIBOR-1M	5,200	201,558	18,558
CHANNELADVISOR CORP	MS	8/11/2017	LIBOR-1M	5,000	57,632	(5,132)
CHARTER FIN CP	MS	8/11/2017	LIBOR-1M	7,100	130,926	(3,268)
CHI MEI MATERIAL	MS	10/12/2017	FEDEF-1D	(34,000)	(14,893)	(358)
CHINA YUCHAI	MS	8/11/2017	LIBOR-1M	2,200	43,074	6,602
CHR. HANSEN HOLDING	MS	10/24/2017	CIBOR-1M	(4,260)	(339,852)	(3,050)
CHUYS HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(6,700)	(156,137)	(1,648)
CIRCOR INTL WI	MS	8/11/2017	LIBOR-1M	(2,100)	(121,089)	15,963
CITIZENS & NORTH	MS	8/11/2017	LIBOR-1M	(3,700)	(86,581)	223
CITY HOLDING	MS	8/11/2017	LIBOR-1M	(1,100)	(72,961)	768
CLEARWATER PAPER	MS	8/11/2017	LIBOR-1M	1,200	55,513	3,467
CLIFTON BANCORP INC	MS	8/11/2017	LIBOR-1M	(12,200)	(202,875)	(743)
CMC MARKETS PLC	MS	11/14/2017	LIBOR-1M	50,232	95,843	9,428
COBHAM PLC	MS	10/24/2017	LIBOR-1M	(345,000)	(606,978)	2,868
COBHAM PLC	MS	11/14/2017	FEDEF-1D	(158,390)	(264,825)	(12,208)
COFACE SA	MS	11/14/2017	FEDEF-1D	(8,928)	(72,181)	(12,010)
COGECO INC	MS	10/16/2017	LIBOR-1M	2,100	95,063	35,737
COHU INC	MS	8/11/2017	LIBOR-1M	6,200	105,436	7,528
COLUMBUS MCKIN	MS	8/11/2017	LIBOR-1M	2,100	52,060	2,120
COMMERCIAL VHCLE	MS	8/11/2017	LIBOR-1M	24,500	211,811	3,299
COMMUNITY TST	MS	8/11/2017	LIBOR-1M	(3,800)	(165,292)	1,132
COMPUTACENTER PLC	MS	11/14/2017	LIBOR-1M	9,870	103,624	11,507
CONA RESOURCES LTD	MS	10/16/2017	LIBOR-1M	28,918	71,724	(516)
CONCENTRIC	MS	10/24/2017	STIBO-1M	2,192	36,157	(1,832)
CONNECTONE BANC	MS	8/11/2017	LIBOR-1M	(7,700)	(173,075)	(715)
CONNS INC	MS	8/11/2017	LIBOR-1M	2,400	44,331	7,029
CONTROL4 CORP	MS	8/11/2017	LIBOR-1M	6,800	141,593	13,787
CORE MOLDING TECH	MS	8/11/2017	LIBOR-1M	7,700	165,830	(18,991)
COSAN LTD -CL A	MS	8/11/2017	LIBOR-1M	18,300	118,814	15,142
COSMAX INC	MS	11/1/2017	FEDEF-1D	(194)	(18,644)	716
COSMAX INC	MS	10/15/2018	FEDEF-1D	(309)	(29,452)	897
COSTAMARE INC	MS	8/11/2017	LIBOR-1M	(11,300)	(78,821)	5,142
COUNTRYWIDE PLC	MS	11/14/2017	FEDEF-1D	(30,297)	(147,207)	85,511
COVENANT TRANSPORTATION GRP	MS	8/11/2017	LIBOR-1M	(9,500)	(157,304)	(20,821)
COVESTRO AG	MS	10/24/2017	EURIB-1M	5,127	394,136	3,882
CRA INTL INC	MS	8/11/2017	LIBOR-1M	5,200	186,699	15,113
CRAFT BREW ALLIANCE INC	MS	8/11/2017	LIBOR-1M	(8,100)	(137,250)	(4,500)
CRAY INC	MS	8/11/2017	LIBOR-1M	(5,400)	(95,392)	(15,848)
CROPENERGIES AG	MS	10/24/2017	EURIB-1M	13,166	138,000	3,119
CYBEROPTICS CP	MS	8/11/2017	LIBOR-1M	(3,900)	(85,363)	21,013
CYTOMX THERAPEUT	MS	8/11/2017	LIBOR-1M	(3,500)	(56,587)	9,372
DAIRY CREST GROUP PLC	MS	11/14/2017	FEDEF-1D	(12,475)	(97,232)	(4,503)
DAKTRONICS INC	MS	8/11/2017	LIBOR-1M	8,200	78,323	1,873
DAQO NEW ENERGY CORP	MS	8/11/2017	LIBOR-1M	4,600	96,178	20,478

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DELTIC TIMBER	MS	8/11/2017	LIBOR-1M	(1,800)	$(131,467)	$1,633
DERICHEBOURG	MS	10/24/2017	EURIB-1M	45,954	388,998	13,201
DESTINATION XL GROUP	MS	8/11/2017	LIBOR-1M	(22,400)	(44,391)	(410)
DEUTSCHE BANK AG	MS	10/24/2017	EURIB-1M	(43,650)	(819,595)	40,345
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2017	EURIB-1M	3,889	181,003	2,158
DEUTZ AG	MS	10/24/2017	EURIB-1M	55,925	433,396	(18,030)
DFDS A/S	MS	10/24/2017	CIBOR-1M	5,503	315,459	(1,802)
DHI GROUP INC	MS	8/11/2017	LIBOR-1M	22,100	58,659	(10,039)
DIALOG SEMICON	MS	10/24/2017	EURIB-1M	18,380	833,719	(31,239)
DIME COMMUNITY BANCSHARES	MS	8/11/2017	LIBOR-1M	3,800	75,139	3,901
DINEEQUITY INC	MS	8/11/2017	LIBOR-1M	(1,700)	(72,682)	2,744
DISTRIBUIDORA INTERNACIONAL	MS	10/24/2017	EURIB-1M	27,700	168,019	25,353
DIVERSIFIED RES	MS	12/5/2017	FEDEF-1D	(60,200)	(24,737)	961
DOMINO’S PIZZA GROUP PLC	MS	10/24/2017	LIBOR-1M	(5,700)	(21,120)	1,083
DONNELLEY FINANCIAL SOLU	MS	8/11/2017	LIBOR-1M	(2,500)	(56,296)	(1,704)
DRAEGERWERK	MS	10/24/2017	EURIB-1M	1,887	162,029	(8,550)
DRAEGERWERK VZ	MS	10/24/2017	EURIB-1M	200	22,797	(1,290)
DRAX GROUP PLC	MS	10/24/2017	LIBOR-1M	15,900	67,999	(1,196)
DT LUFTHANSA AG	MS	10/24/2017	EURIB-1M	8,670	193,571	(7,149)
DUCOMMUN INC	MS	8/11/2017	LIBOR-1M	6,300	204,074	(21,626)
DXP ENTERPRISES	MS	8/11/2017	LIBOR-1M	2,400	83,312	(14,696)
ECHO GLOBAL LOGISTICS INC	MS	8/11/2017	LIBOR-1M	(9,000)	(162,301)	39,451
EDREAMS ODIGEO SL	MS	10/24/2017	EURIB-1M	36,896	127,894	611
EFG-HERMES HOLDINGS-GDR	MS	3/19/2018	FEDEF-1D	(56,462)	(148,230)	4,252
EL POLLO LOCO HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(6,800)	(91,039)	2,639
ELINGTN RESL MTG	MS	8/11/2017	LIBOR-1M	5,400	79,773	309
ELMOS SEMICON	MS	10/24/2017	EURIB-1M	1,670	38,753	1,946
EMCORE CORP	MS	8/11/2017	LIBOR-1M	9,100	103,329	2,231
EML PAYMENTS LTD	MS	9/13/2017	FEDEF-1D	(7,110)	(10,799)	5,378
EMPIRE CO CL A	MS	10/16/2017	LIBOR-1M	19,100	322,157	(10,707)
ENDOLOGIX INC	MS	8/11/2017	LIBOR-1M	(20,900)	(102,630)	429
ENTELLUS MEDICAL	MS	8/11/2017	LIBOR-1M	(8,100)	(135,887)	(6,268)
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/11/2017	LIBOR-1M	3,500	141,998	(3,573)
ENZO BIOCHEM INC	MS	8/11/2017	LIBOR-1M	14,700	164,603	(5,108)
EQUITY BANCSHARES INC - CL A	MS	8/11/2017	LIBOR-1M	(5,000)	(159,673)	(13,177)
ERICSSON B	MS	10/24/2017	STIBO-1M	(89,700)	(582,597)	198
ESSA BANCORP	MS	8/11/2017	LIBOR-1M	(3,000)	(45,298)	1,048
ESSENTRA PLC	MS	11/14/2017	FEDEF-1D	(23,195)	(166,384)	2,671
ESTIA HEALTH LTD	MS	10/15/2018	LIBOR-1M	63,170	146,109	(22)
ETHAN ALLEN	MS	8/11/2017	LIBOR-1M	(3,600)	(107,482)	(7,898)
EVOLVA HLDG SA	MS	10/24/2017	LIBOR-1M	(256,604)	(124,736)	2,654
EVOLVING SYS R/S	MS	8/11/2017	LIBOR-1M	11,900	61,702	(3,392)
EVS BROADCAST EQ	MS	10/24/2017	EURIB-1M	7,398	301,995	(1,575)
EXA CORP	MS	8/11/2017	LIBOR-1M	(6,700)	(92,988)	(1,684)
EXACTECH INC	MS	8/11/2017	LIBOR-1M	4,700	137,711	(706)
EXPRESS INC	MS	8/11/2017	LIBOR-1M	(7,800)	(47,474)	206
EXTREME NETWORKS	MS	8/11/2017	LIBOR-1M	20,600	194,914	(13,840)
FAMOUS DAVE S	MS	8/11/2017	LIBOR-1M	(6,900)	(25,451)	1,301
FARMER BROS CO	MS	8/11/2017	LIBOR-1M	(5,900)	(174,697)	(9,088)
FARMERS CAP BK	MS	8/11/2017	LIBOR-1M	(1,100)	(43,289)	1,984
FARMERS NAT BNCP	MS	8/11/2017	LIBOR-1M	8,300	118,635	(4,510)
FARO TECHNOLOG	MS	8/11/2017	LIBOR-1M	2,800	108,603	1,997
FAYSAL BANK LTD	MS	10/10/2018	FEDEF-1D	195,552	38,925	1,383
FED AGRIC MTG CORP-CL C	MS	8/11/2017	LIBOR-1M	2,100	139,544	4,432
FEDERAL SIGNAL	MS	8/11/2017	LIBOR-1M	3,000	53,635	1,866
FEDERATED NATIONAL HOLDING CO	MS	8/11/2017	LIBOR-1M	(6,200)	(96,451)	(2,749)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FENNER PLC	MS	10/24/2017	LIBOR-1M	54,900	$258,260	$(7,498)
FERREXPO PLC	MS	11/14/2017	LIBOR-1M	118,284	94,268	295,365
FERROVIAL SA	MS	10/24/2017	EURIB-1M	(37,120)	(826,257)	25,031
FEVERTREE DRINKS PLC	MS	10/24/2017	LIBOR-1M	28,770	676,509	139,326
FIESTA RSTRN GRP	MS	8/11/2017	LIBOR-1M	(5,100)	(98,215)	12,535
FINISH LINE A	MS	8/11/2017	LIBOR-1M	(10,800)	(151,555)	2,947
FIRST BANCORP	MS	8/11/2017	LIBOR-1M	(5,800)	(180,790)	(750)
FIRST BUSI FINCL	MS	8/11/2017	LIBOR-1M	(2,600)	(61,052)	5,776
FIRST DEFIANCE	MS	8/11/2017	LIBOR-1M	2,600	137,552	(3,002)
FIRST FNL NW INC	MS	8/11/2017	LIBOR-1M	5,400	91,258	(2,644)
First Foundation Inc. Common Stock	MS	8/11/2017	LIBOR-1M	6,400	106,151	4,825
FIRST L I CORP	MS	8/11/2017	LIBOR-1M	4,400	123,550	(570)
FIRST REP BANCP	MS	8/11/2017	LIBOR-1M	(23,200)	(218,665)	12,185
FISCHER N	MS	10/24/2017	LIBOR-1M	182	207,059	(277)
FLEXION THERAPEUTICS INC	MS	8/11/2017	LIBOR-1M	(3,400)	(73,089)	(4,431)
FOGO DE CHAO INC	MS	8/11/2017	LIBOR-1M	6,300	84,428	937
FORBO N	MS	10/24/2017	LIBOR-1M	15	22,659	100
FORTERRA INC	MS	8/11/2017	LIBOR-1M	(17,500)	(144,232)	(12,044)
Fourth Link Inc	MS	10/15/2018	FEDEF-1D	(9,649)	(5,522)	(20,625)
FRANCESCAS HOLDINGS CORP	MS	8/11/2017	LIBOR-1M	8,300	82,230	(1,471)
Franklin Covey Co	MS	8/11/2017	LIBOR-1M	(10,300)	(195,017)	2,922
Franklin Financial Network Inc. Com Accr	MS	8/11/2017	LIBOR-1M	2,300	90,870	(23,305)
FRST CNT BNCP	MS	8/11/2017	LIBOR-1M	4,600	121,582	(3,822)
FST BUSEY CORP	MS	8/11/2017	LIBOR-1M	5,266	155,873	(1,895)
FST COMMUNITY	MS	8/11/2017	LIBOR-1M	2,100	43,092	1,092
FST MERCHANTS	MS	8/11/2017	LIBOR-1M	4,900	197,396	760
FST MID-ILL BNC	MS	8/11/2017	LIBOR-1M	(1,100)	(39,295)	(954)
FTD COMPANIES IN	MS	8/11/2017	LIBOR-1M	(3,500)	(67,873)	(902)
FutureFuel Corp Common shares	MS	8/11/2017	LIBOR-1M	9,900	146,914	(2,770)
GAMCO INVESTORS INC	MS	8/11/2017	LIBOR-1M	(3,800)	(113,330)	(3,368)
GAMES WORKSHOP GROUP PLC	MS	10/24/2017	LIBOR-1M	7,940	139,347	28,498
GEA GROUP	MS	10/24/2017	EURIB-1M	(3,350)	(140,680)	4,563
GENER8 MARITIME	MS	8/11/2017	LIBOR-1M	(10,100)	(56,572)	2,537
GENEXIN ORD	MS	11/1/2017	FEDEF-1D	(1,222)	(44,397)	(1,919)
GENFIT	MS	10/24/2017	EURIB-1M	(1,940)	(59,604)	(2,387)
GENMARK DIAGNOSTICS INC	MS	8/11/2017	LIBOR-1M	(10,500)	(117,562)	(6,653)
GEOSPACE TECHNOLOGIES CORP	MS	8/11/2017	LIBOR-1M	(2,400)	(33,140)	(3,796)
G-III APPAREL	MS	8/11/2017	LIBOR-1M	(3,000)	(67,307)	(10,783)
GINTECH	MS	10/12/2017	FEDEF-1D	(9,525)	(5,032)	(171)
GLOBAL EAGLE ENTERTAINMENT	MS	8/11/2017	LIBOR-1M	(15,200)	(50,808)	2,776
GLOBE UNION	MS	10/12/2017	FEDEF-1D	87,185	59,814	5,416
GRAHAM CORP	MS	8/11/2017	LIBOR-1M	4,800	96,631	(583)
GRAND PETROCHEM	MS	10/12/2017	FEDEF-1D	363,105	248,033	30,967
GRANITE OIL CORP	MS	10/16/2017	LIBOR-1M	19,600	73,512	(173)
GREAT PORTLAND ESTATES PLC	MS	11/14/2017	FEDEF-1D	(30,063)	(238,739)	200
GREENHILL	MS	8/11/2017	LIBOR-1M	(9,000)	(180,659)	14,159
GREENLIGHT CAPITAL RE LTD	MS	8/11/2017	LIBOR-1M	(6,300)	(132,115)	(2,705)
G-TECH	MS	10/12/2017	FEDEF-1D	(7,880)	(5,627)	553
GUESS INC	MS	8/11/2017	LIBOR-1M	(6,300)	(74,744)	(7,534)
H & R	MS	10/24/2017	EURIB-1M	4,263	60,949	(2,976)
HABIT RESTAURANTS INC/THE	MS	8/11/2017	LIBOR-1M	(7,000)	(114,665)	(485)
HANJIN HEAVY IND	MS	11/1/2017	FEDEF-1D	(1,561)	(4,709)	(1,472)
HANMI FINANCIAL	MS	8/11/2017	LIBOR-1M	1,600	45,076	1,100

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
HANMI SCIENCE CO	MS	11/1/2017	FEDEF-1D	(2,633)	$(225,411)	$29,579
HANWHA INVESTMENT & SECURITIES	MS	11/1/2017	FEDEF-1D	(16,380)	(52,909)	(838)
HANWHA INVESTMENT & SECURITIES	MS	10/15/2018	FEDEF-1D	(22,700)	(73,789)	(696)
HANWHA TECHWIN CO LTD	MS	11/1/2017	FEDEF-1D	(7,895)	(347,022)	65,760
HANWHA TECHWIN CO LTD	MS	10/15/2018	FEDEF-1D	(8,015)	(338,129)	52,592
HARBORONE BANCORP INC	MS	8/11/2017	LIBOR-1M	(8,100)	(160,587)	3,609
HARDINGE INC	MS	8/11/2017	LIBOR-1M	8,200	102,858	(3,638)
HARMONIC	MS	8/11/2017	LIBOR-1M	(23,600)	(119,995)	23,235
HAYNES INTL	MS	8/11/2017	LIBOR-1M	(2,700)	(96,299)	11,843
HELICAL PLC	MS	11/14/2017	LIBOR-1M	8,190	33,460	3,782
HENNES & MAURITZ B	MS	10/24/2017	STIBO-1M	(34,380)	(934,452)	38,591
HERITAGE INSURANCE HOLDINGS IN	MS	8/11/2017	LIBOR-1M	(2,600)	(32,179)	(607)
HERITAGE-CRYSTAL CLEAN INC	MS	8/11/2017	LIBOR-1M	2,900	47,113	7,407
HIBBETT SPORTS INC	MS	8/11/2017	LIBOR-1M	(7,100)	(134,544)	23,784
HORIZON BNCP IND	MS	8/11/2017	LIBOR-1M	5,300	140,691	(930)
HORIZON GBL CORP	MS	8/11/2017	LIBOR-1M	(9,300)	(130,577)	935
HORTONWORKS INC	MS	8/11/2017	LIBOR-1M	(6,600)	(83,586)	(4,854)
HSBC HOLDINGS PLC	MS	10/24/2017	LIBOR-1M	(7,500)	(73,285)	(1,633)
HUAYI TENCENT	MS	5/3/2018	FEDEF-1D	(386,753)	(19,644)	3,548
HUDSON TECH	MS	8/11/2017	LIBOR-1M	(4,900)	(45,051)	5,410
HURON CONSULTING	MS	8/11/2017	LIBOR-1M	(3,900)	(164,592)	26,142
HURRICANE ENERGY PLC	MS	10/24/2017	LIBOR-1M	(89,100)	(35,272)	-
HYUNDAI MIPO DOCKYARD	MS	11/1/2017	FEDEF-1D	(3,327)	(309,162)	(10,173)
HYUNDAI MIPO DOCKYARD	MS	10/15/2018	FEDEF-1D	(2,936)	(259,456)	(22,351)
HYUNDAI WIA	MS	11/1/2017	FEDEF-1D	(128)	(7,481)	(405)
IDORSIA N	MS	10/24/2017	LIBOR-1M	(12,337)	(216,276)	(14,674)
IMAGINATION TECH GROUP PLC	MS	10/24/2017	LIBOR-1M	(279,476)	(534,735)	1,844
IMMERSION CORP	MS	8/11/2017	LIBOR-1M	(15,200)	(130,293)	485
IMPAC MORTGAGE	MS	8/11/2017	LIBOR-1M	3,400	51,955	(1,941)
IMPALA PLATINUM	MS	11/20/2017	FEDEF-1D	(569)	(1,653)	138
IMPEDIMED LTD	MS	10/15/2018	FEDEF-1D	(1,918)	(2,372)	1,309
INDEPENDENCE REALTY TRUST IN	MS	8/11/2017	LIBOR-1M	(22,900)	(224,140)	(8,982)
INDEPENDENT BANK GROUP INC	MS	8/11/2017	LIBOR-1M	3,200	188,356	4,764
INDIVIOR PLC	MS	10/24/2017	LIBOR-1M	186,200	785,905	165,738
INDIVIOR PLC	MS	11/14/2017	LIBOR-1M	76,363	247,919	150,060
INDO TAMBANGRAYA	MS	10/12/2017	FEDEF-1D	121,500	145,934	47,672
INDUS MOTOR	MS	10/10/2018	FEDEF-1D	5,620	94,801	(4,685)
INFINITY PPTY	MS	8/11/2017	LIBOR-1M	(1,600)	(148,903)	(11,177)
INGLES CL A	MS	8/11/2017	LIBOR-1M	800	23,826	(226)
INNERWORKINGS INC	MS	8/11/2017	LIBOR-1M	16,700	190,090	6,803
INNOLUX CORP	MS	10/12/2017	FEDEF-1D	978,000	476,829	5,329
INNOVATIONPAY	MS	5/3/2018	FEDEF-1D	(266,000)	(14,603)	(724)
INSTEEL INDUSTRIES INC	MS	8/11/2017	LIBOR-1M	(3,600)	(118,871)	24,119
INSTRUCTURE INC	MS	8/11/2017	LIBOR-1M	(8,600)	(252,473)	(25,737)
INSURANCE AUSTRALIA GROUP	MS	10/15/2018	LIBOR-1M	83,434	435,000	8,785
INTAI	MS	10/12/2017	FEDEF-1D	14,447	69,973	(17,413)
INTERFLEX	MS	11/1/2017	FEDEF-1D	(5,015)	(141,065)	(13,641)
INTERSECT ENT INC	MS	8/11/2017	LIBOR-1M	3,600	99,613	(973)
INTRON BIO.	MS	11/1/2017	FEDEF-1D	(233)	(5,238)	(1,513)
INV RE TRUST	MS	8/11/2017	LIBOR-1M	(20,400)	(122,671)	(4,217)
INVACARE INC	MS	8/11/2017	LIBOR-1M	(6,000)	(77,847)	(16,053)
INVENTURE FOODS INC	MS	8/11/2017	LIBOR-1M	(16,300)	(62,721)	(849)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
INVEST TECH GRP	MS	8/11/2017	LIBOR-1M	(5,300)	$(112,559)	$(4,412)
INVUITY INC	MS	8/11/2017	LIBOR-1M	(5,000)	(38,560)	6,810
ION BEAM APPLIC	MS	10/24/2017	EURIB-1M	(1,870)	(69,256)	3,020
IP GROUP PLC	MS	11/14/2017	FEDEF-1D	(39,587)	(72,398)	(1,955)
IPSOS	MS	10/24/2017	EURIB-1M	8,160	313,504	(31,905)
ITAUSA PN	MS	11/15/2017	LIBOR-1M	50,700	137,604	12,849
ITEQ	MS	10/12/2017	FEDEF-1D	25,012	32,828	10,133
ITURAN LOCATION AND CONTROL	MS	8/11/2017	LIBOR-1M	2,200	69,292	(2,192)
IXYS CORP	MS	8/11/2017	LIBOR-1M	9,300	154,011	7,809
JA SOLAR HOLDING CO LTD	MS	8/11/2017	LIBOR-1M	11,100	67,834	1,874
JACQUET METAL SC	MS	10/24/2017	EURIB-1M	10,254	288,718	(2,426)
JCDECAUX SA	MS	10/24/2017	EURIB-1M	(3,090)	(109,602)	(268)
JD SPORTS FASHION PLC	MS	10/24/2017	LIBOR-1M	48,989	232,264	(905)
JENAX INC	MS	11/1/2017	FEDEF-1D	(2,355)	(51,218)	(10,917)
JOHNSON OUTDOORS INC	MS	8/11/2017	LIBOR-1M	1,500	71,396	4,384
JUST EAT PLC	MS	10/24/2017	LIBOR-1M	(15,100)	(139,547)	15,911
JUST ENERGY GROUP INC	MS	8/11/2017	LIBOR-1M	(25,800)	(131,079)	(6,951)
K12 INC	MS	8/11/2017	LIBOR-1M	3,800	67,311	(13)
K2M GROUP HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(4,800)	(112,765)	(4,019)
KADANT	MS	8/11/2017	LIBOR-1M	1,500	115,738	1,632
KAPPAHL	MS	10/24/2017	STIBO-1M	12,592	72,638	(935)
KAUFMAN & BROAD	MS	10/24/2017	EURIB-1M	3,080	136,140	(2,632)
KAZ MINERALS PLC	MS	11/14/2017	FEDEF-1D	(33,845)	(228,413)	(99,225)
KEARNY FINANCIAL	MS	8/11/2017	LIBOR-1M	(5,519)	(82,525)	1,948
KEMET CORP	MS	8/11/2017	LIBOR-1M	6,400	95,338	12,502
KEPCO PLANT SERVICE & ENGINEERING CO LTD	MS	11/1/2017	FEDEF-1D	(388)	(15,050)	(539)
KERRY GROUP	MS	11/14/2017	FEDEF-1D	(3,295)	(284,961)	(11,581)
KEYWARE HOLDING CORP	MS	8/11/2017	LIBOR-1M	(3,900)	(35,830)	1,393
KGI SECURITIES THAILAND	MS	10/11/2017	FEDEF-1D	436,075	48,375	(26,762)
KIMBALL ELECTRONICS INC	MS	8/11/2017	LIBOR-1M	8,900	162,614	10,491
KIMBALL INTL B	MS	8/11/2017	LIBOR-1M	11,500	193,680	(1,975)
KIRKLANDS INC	MS	8/11/2017	LIBOR-1M	(6,400)	(62,672)	2,832
KMG-B INC	MS	8/11/2017	LIBOR-1M	2,600	131,003	609
KNM GROUP BHD	MS	12/5/2017	FEDEF-1D	(493,100)	(32,023)	3,790
KOMIPHARM INTL	MS	11/1/2017	FEDEF-1D	(4,287)	(120,030)	(37,443)
KONA GRILL	MS	8/11/2017	LIBOR-1M	(13,600)	(41,080)	5,040
KOPPERS HOLDINGS INC	MS	8/11/2017	LIBOR-1M	4,800	172,854	1,386
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(3,964)	(219,791)	36,809
KRATON CORP	MS	8/11/2017	LIBOR-1M	1,700	58,226	5,014
Kvaerner ASA	MS	10/24/2017	NIBOR-1M	182,500	263,110	2,318
L.B. FOSTER	MS	8/11/2017	LIBOR-1M	7,600	158,878	(25,118)
LA JOLLA PHARMACEUTICAL COMPANY NEW COMM	MS	8/11/2017	LIBOR-1M	(1,200)	(35,634)	78
LABRADOR IRON ORE ROYALTY CORP	MS	10/16/2017	LIBOR-1M	8,200	74,038	39,220
LANDENBURG THALMANN FINL	MS	8/11/2017	LIBOR-1M	(15,400)	(37,080)	1,968
LANTHEUS HOLDINGS INC	MS	8/11/2017	LIBOR-1M	4,600	83,123	2,447
LEMAITRE VASCULAR INC	MS	8/11/2017	LIBOR-1M	(3,600)	(100,749)	(29,103)
LIFETIME BRANDS INC	MS	8/11/2017	LIBOR-1M	4,800	91,143	21
LIMELIGHT NETWORKS INC	MS	8/11/2017	LIBOR-1M	36,400	114,967	9,521
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(12,300)	(123,008)	(115)
LIQUIDITY SERVICES INC	MS	8/11/2017	LIBOR-1M	3,100	19,903	1,177
LIVE OAK BANCSHA	MS	8/11/2017	LIBOR-1M	(6,908)	(170,097)	(4,330)
LIVEPERSON INC	MS	8/11/2017	LIBOR-1M	9,100	106,325	16,980
LONMIN PLC	MS	11/14/2017	FEDEF-1D	(82,437)	(134,254)	44,341
M T S SYSTEMS	MS	8/11/2017	LIBOR-1M	(3,800)	(195,186)	(5,074)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
M/I HOMES INC	MS	8/11/2017	LIBOR-1M	7,600	$210,128	$(12,984)
MAGNESITA REFRATARIOS SA	MS	11/15/2017	LIBOR-1M	8,823	71,540	29,828
MAKEMYTRIP LTD	MS	8/11/2017	LIBOR-1M	(2,700)	(86,604)	(1,281)
Malvern Bancorp, Inc. Common Stock	MS	8/11/2017	LIBOR-1M	2,300	55,557	1,483
MANNING & NAPIER	MS	8/11/2017	LIBOR-1M	(13,200)	(58,324)	3,896
MARCUS & MILICHP	MS	8/11/2017	LIBOR-1M	(7,100)	(184,966)	3,206
MARCUS CP	MS	8/11/2017	LIBOR-1M	2,200	64,236	(8,229)
MBT FINL CORP	MS	8/11/2017	LIBOR-1M	(3,200)	(32,032)	1,312
MBWS	MS	11/14/2017	FEDEF-1D	(3,648)	(64,602)	1,391
MCDERMOTT INTL	MS	8/11/2017	LIBOR-1M	12,100	88,992	(7,075)
MCGRATH RENT	MS	8/11/2017	LIBOR-1M	(1,000)	(33,994)	(1,536)
MCS STEEL-F	MS	10/11/2017	FEDEF-1D	108,358	51,051	(3,043)
MED FACILS UN	MS	10/16/2017	LIBOR-1M	9,300	111,281	(13,311)
MEDIATEK	MS	10/12/2017	FEDEF-1D	(33,000)	(240,185)	(68,640)
MELROSE INDUSTRIES PLC	MS	10/24/2017	LIBOR-1M	(29,800)	(91,228)	(157)
MERCER INTL	MS	8/11/2017	LIBOR-1M	8,600	97,412	(2,812)
MERIDIAN BANCORP INC	MS	8/11/2017	LIBOR-1M	4,100	72,601	(236)
MERIDIAN BIOSCIENCE INC	MS	8/11/2017	LIBOR-1M	(7,100)	(109,163)	12,958
MESA LAB	MS	8/11/2017	LIBOR-1M	(1,700)	(247,073)	1,372
META FINANCIAL GROUP INC	MS	8/11/2017	LIBOR-1M	1,400	127,056	(27,236)
METRO BANK PLC	MS	10/24/2017	LIBOR-1M	(450)	(21,946)	439
MEYER BURGER N	MS	10/24/2017	LIBOR-1M	(238,454)	(369,935)	(5,092)
MGP INGREDIENTS INC	MS	8/11/2017	LIBOR-1M	(4,600)	(233,285)	(37,931)
MIRAE ASSET DAEWOO CO LTD	MS	11/1/2017	FEDEF-1D	(30,307)	(239,264)	(54,338)
MIRAE ASSET DAEWOO CO LTD	MS	10/15/2018	FEDEF-1D	(33,744)	(275,906)	(50,991)
MIRATI THERAPEUTICS	MS	8/11/2017	LIBOR-1M	(7,300)	(27,583)	(8,917)
MOBILEZONE HLD I	MS	10/24/2017	LIBOR-1M	38,430	561,964	(5,512)
MODEL N INC	MS	8/11/2017	LIBOR-1M	(13,900)	(180,626)	(2,854)
MONOTYPE IMAGING HOLDING INC	MS	8/11/2017	LIBOR-1M	(7,800)	(140,667)	(6,363)
MORPHOSYS	MS	10/24/2017	EURIB-1M	(6,800)	(527,903)	31,302
MTGE INVESTMENT CROP	MS	8/11/2017	LIBOR-1M	7,254	137,315	(2,391)
MULTI-COLOR CP	MS	8/11/2017	LIBOR-1M	(1,700)	(136,999)	127
NANOBIOTIX	MS	11/14/2017	FEDEF-1D	(4,084)	(68,185)	(27,207)
NANOSTRG TECHNS	MS	8/11/2017	LIBOR-1M	(7,800)	(125,280)	6,642
NATIONAL ALUMINIUM CO. LTD.	MS	6/13/2018	FEDEF-1D	125,153	130,251	6,028
NATIONAL BAK HLD	MS	8/11/2017	LIBOR-1M	(2,800)	(94,585)	(979)
NATIONAL CINEMEDIA INC	MS	8/11/2017	LIBOR-1M	(18,200)	(131,427)	1,297
NATIONAL STORAGE	MS	8/11/2017	LIBOR-1M	7,400	160,365	9,539
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/11/2017	LIBOR-1M	(18,200)	(144,109)	(16,233)
NATUREX	MS	11/14/2017	FEDEF-1D	(509)	(46,293)	(6,263)
NAUTILUS INC	MS	8/11/2017	LIBOR-1M	(7,300)	(130,811)	2,331
NAVIGANT CONSUL	MS	8/11/2017	LIBOR-1M	3,800	74,498	(10,164)
NB :AVIC AIRCRAFT	MS	7/26/2018	FEDEF-1D	(48,438)	(132,984)	2,378
NCC GROUP PLC	MS	10/24/2017	LIBOR-1M	(232,165)	(581,340)	(12,986)
NEINOR HOMES SLU	MS	11/14/2017	FEDEF-1D	(3,512)	(73,773)	(7,201)
NEOPHOTONICS CORP	MS	8/11/2017	LIBOR-1M	(17,300)	(141,825)	2,214
NEOPOST	MS	10/24/2017	EURIB-1M	15,297	728,187	(28,205)
Netia	MS	7/13/2018	LIBOR-1M	25,502	30,071	(2,120)
NEW WAVE B	MS	10/24/2017	STIBO-1M	21,239	150,519	(2,629)
NEXPOINT RESIDENTIAL	MS	8/11/2017	LIBOR-1M	5,100	125,813	2,146

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NICK SCALI LTD	MS	9/13/2017	LIBOR-1M	20,478	$97,878	$(3,122)
NICK SCALI LTD	MS	10/15/2018	LIBOR-1M	24,810	118,818	2,067
NICOLET BANKSHARES INC	MS	8/11/2017	LIBOR-1M	(1,600)	(86,960)	288
NISHAT CHUNIAN	MS	10/10/2018	FEDEF-1D	40,448	24,598	(9,518)
NORDEX	MS	10/24/2017	EURIB-1M	(16,610)	(230,541)	3,775
NORTH AMR ENERGY	MS	10/16/2017	LIBOR-1M	16,785	79,724	(9,043)
NORTH WEST CO INC	MS	10/16/2017	LIBOR-1M	7,300	161,751	17,067
NOVA MEASURING	MS	8/11/2017	LIBOR-1M	7,000	168,627	(5,387)
NOVANTA INC	MS	8/11/2017	LIBOR-1M	5,500	204,263	(1,313)
NOVOZYMES B	MS	10/24/2017	CIBOR-1M	(8,490)	(393,441)	1,506
NUMEREX CORP	MS	8/11/2017	LIBOR-1M	(8,000)	(37,014)	(866)
OBI	MS	10/12/2017	FEDEF-1D	(24,218)	(239,392)	67,019
OCEAN FINCL CP	MS	8/11/2017	LIBOR-1M	(4,000)	(108,056)	(264)
OLD SECOND BNCP	MS	8/11/2017	LIBOR-1M	4,200	49,894	(82)
OMEGA PROTEIN CP	MS	8/11/2017	LIBOR-1M	7,400	119,887	(1,487)
OMNOVA SOLUTIONS	MS	8/11/2017	LIBOR-1M	10,900	109,051	(6,591)
ON THE BEACH GROUP PLC	MS	10/24/2017	LIBOR-1M	8,001	44,184	4,909
OPUS BANK	MS	8/11/2017	LIBOR-1M	(9,700)	(229,162)	(1,698)
ORASURE TECHNOLOGIES INC	MS	8/11/2017	LIBOR-1M	11,300	211,066	(12,864)
ORBCOMM CORP	MS	8/11/2017	LIBOR-1M	(8,100)	(92,247)	(1,794)
ORBOTECH	MS	8/11/2017	LIBOR-1M	1,100	38,707	299
ORION CORP	MS	11/1/2017	FEDEF-1D	(267)	(19,442)	(130)
ORITANI FINANCIAL CORP	MS	8/11/2017	LIBOR-1M	5,000	85,705	(2,705)
OTONOMY INC	MS	8/11/2017	LIBOR-1M	(3,300)	(61,572)	(468)
OXFORD INDS INC	MS	8/11/2017	LIBOR-1M	(1,500)	(90,076)	(4,619)
P.T.C.L. (A)	MS	10/10/2018	FEDEF-1D	430,144	70,909	(11,770)
PAC MERCANTL BK	MS	8/11/2017	LIBOR-1M	(12,700)	(111,385)	11,055
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/11/2017	LIBOR-1M	(14,100)	(47,904)	1,938
PACIFIC ETHANOL	MS	8/11/2017	LIBOR-1M	15,900	100,019	(644)
PAM TRANS SVC	MS	8/11/2017	LIBOR-1M	(3,200)	(57,732)	1,636
PAP Y CART EURO	MS	11/14/2017	LIBOR-1M	13,411	94,813	22,484
PAR PACIFIC HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(12,840)	(230,346)	381
PARATEK PHARMACEUTICALS INC	MS	8/11/2017	LIBOR-1M	(3,000)	(69,763)	11,413
PARROT PROMESSES	MS	10/24/2017	EURIB-1M	(24,760)	(292,337)	(1,758)
PATRICK INDS	MS	8/11/2017	LIBOR-1M	2,400	175,112	7,528
PC CONNECTION	MS	8/11/2017	LIBOR-1M	4,500	118,679	(2,579)
PCM	MS	8/11/2017	LIBOR-1M	6,300	124,191	(46,229)
PDF SOLUTIONS	MS	8/11/2017	LIBOR-1M	(10,200)	(171,600)	7,890
PDL BIOPHARMA	MS	8/11/2017	LIBOR-1M	23,600	54,968	(1,396)
PEAPACK GLADSTON	MS	8/11/2017	LIBOR-1M	6,000	192,530	(4,910)
PENNSYLVANIA INV	MS	8/11/2017	LIBOR-1M	(6,200)	(69,879)	(3,839)
PENNYMAC FINANCIAL SERVICE	MS	8/11/2017	LIBOR-1M	5,300	90,812	1,408
PERCEPTRON INC	MS	8/11/2017	LIBOR-1M	10,900	82,313	(3,288)
PERRY ELLIS	MS	8/11/2017	LIBOR-1M	5,800	107,267	6,645
PFENEX INC	MS	8/11/2017	LIBOR-1M	6,200	25,584	1,386
PHARMERICA CP	MS	8/11/2017	LIBOR-1M	5,200	134,260	(3,480)
PHH	MS	8/11/2017	LIBOR-1M	(10,900)	(152,552)	2,350
PIXELWORKS INC	MS	8/11/2017	LIBOR-1M	34,500	167,127	(7,047)
PLY GEM HOLDINGS INC	MS	8/11/2017	LIBOR-1M	7,900	137,453	797
PREFERRED BK LA	MS	8/11/2017	LIBOR-1M	3,400	190,743	167
PRGX GLOBAL INC	MS	8/11/2017	LIBOR-1M	5,400	34,739	(989)
PRIMO WATER CORP	MS	8/11/2017	LIBOR-1M	6,200	76,477	465
PRO HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(5,100)	(146,299)	(734)
PROGENICS PHARMACEUTICALS	MS	8/11/2017	LIBOR-1M	7,900	52,858	(5,221)
PRUDENTIAL BANCORP INC	MS	8/11/2017	LIBOR-1M	(2,900)	(50,428)	635
PTI	MS	10/12/2017	FEDEF-1D	112,608	343,405	21,555

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PURPLEBRICKS GROUP PLC	MS	10/24/2017	LIBOR-1M	(103,415)	$(647,899)	$(7,115)
PURPLEBRICKS GROUP PLC	MS	11/14/2017	FEDEF-1D	(20,804)	(49,922)	(81,698)
PZENA INVESTMENTS MANAGEMENT INC CLASS A	MS	8/11/2017	LIBOR-1M	4,400	46,770	(218)
QUOTIENT LTD	MS	8/11/2017	LIBOR-1M	(14,200)	(94,741)	16,357
RADWARE LTD	MS	8/11/2017	LIBOR-1M	(6,200)	(108,068)	684
RAMELIUS RESOURCES LTD	MS	10/15/2018	LIBOR-1M	254,408	82,145	(994)
RATOS B	MS	10/24/2017	STIBO-1M	(181,329)	(880,479)	14,042
RAUBEX	MS	11/20/2017	LIBOR-1M	18,503	33,656	(430)
RAVEN INDS	MS	8/11/2017	LIBOR-1M	5,600	197,226	(4,586)
RAYONR ADV MTRL	MS	8/11/2017	LIBOR-1M	10,400	163,108	(8,044)
RCI HOSPITALITY HOLDINGS INC	MS	8/11/2017	LIBOR-1M	6,999	168,486	(9,679)
RE/MAX HLDGS INC	MS	8/11/2017	LIBOR-1M	(1,300)	(73,607)	(1,988)
RED ROBIN GOURM	MS	8/11/2017	LIBOR-1M	900	57,915	(4,095)
REDROW PLC	MS	10/24/2017	LIBOR-1M	86,900	668,492	10,348
REIS INC	MS	8/11/2017	LIBOR-1M	(4,000)	(82,127)	(3,473)
RENEWABLE ENERGY GROUP INC	MS	8/11/2017	LIBOR-1M	9,000	108,779	3,721
RENEWI PLC	MS	11/14/2017	FEDEF-1D	(67,504)	(81,250)	(3,175)
RESOLUTE FOREST PRODUCTS	MS	8/11/2017	LIBOR-1M	(8,100)	(35,115)	(2,551)
RIVERVIEW	MS	8/11/2017	LIBOR-1M	8,700	62,035	3,998
ROCKET INTERNET SE	MS	10/24/2017	EURIB-1M	(5,020)	(104,287)	861
ROCKHOPPER EXPLORATION PLC	MS	11/14/2017	FEDEF-1D	(43,640)	(14,600)	2,952
ROCKY SHOES	MS	8/11/2017	LIBOR-1M	4,500	57,167	5,608
ROYAL BAFOKENG PLATINUM LTD	MS	11/20/2017	FEDEF-1D	(8,146)	(22,315)	3,413
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2017	LIBOR-1M	(9,700)	(31,897)	77
ROYAL UNIBREW	MS	10/24/2017	CIBOR-1M	7,680	391,809	(9,412)
RTI SURGICAL INC	MS	8/11/2017	LIBOR-1M	10,400	58,845	435
RUDOLPH TECHNOLOGIES INC	MS	8/11/2017	LIBOR-1M	5,500	135,310	815
RURAL ELECTRIFICATION CORPORATION LTD.	MS	11/14/2017	FEDEF-1D	54,584	11,915	(530)
RURAL ELECTRIFICATION CORPORATION LTD.	MS	11/14/2017	FEDEF-1D	54,584	11,915	(530)
RUTH’S HOSPITALITY GROUP INC	MS	8/11/2017	LIBOR-1M	6,900	146,382	(8,382)
SAETA YIELD SA	MS	10/24/2017	EURIB-1M	2,600	29,375	461
SAFEGUARD SCIEN	MS	8/11/2017	LIBOR-1M	(9,100)	(109,491)	1,201
SAIPEM	MS	10/24/2017	EURIB-1M	(15,300)	(61,397)	(1,231)
SALIM IVOMAS PRATAMA TBK (INS LISTING)	MS	10/12/2017	FEDEF-1D	980,600	39,870	(3,167)
SALVATORE FERRAGAMO SPA	MS	10/24/2017	EURIB-1M	(770)	(22,391)	64
SAMSUNG HEAVY	MS	11/1/2017	FEDEF-1D	(28,766)	(278,247)	(9,416)
SANDFIRE RESOURCES NL	MS	9/13/2017	LIBOR-1M	67,584	314,512	(18,622)
SANDFIRE RESOURCES NL	MS	10/15/2018	LIBOR-1M	58,076	276,490	(9,105)
SARTORIUS	MS	10/24/2017	EURIB-1M	(2,340)	(228,241)	6,913
SCANDIC HOTELS GROUP AB-W/I	MS	10/24/2017	STIBO-1M	7,408	99,039	3,897
SCHULMAN A	MS	8/11/2017	LIBOR-1M	1,500	46,050	(6,293)
SEACOR HLDGS	MS	8/11/2017	LIBOR-1M	(2,800)	(96,445)	993
SEACOR MARINE HOLDINGS INC	MS	8/11/2017	LIBOR-1M	(2,813)	(52,399)	11,386
SERCO GROUP PLC	MS	11/14/2017	FEDEF-1D	(106,955)	(150,093)	(6,386)
SES SA	MS	10/24/2017	EURIB-1M	(31,050)	(731,959)	1,877
SHILOH INDS	MS	8/11/2017	LIBOR-1M	3,700	39,551	(12,097)
SIEGFRIED N	MS	10/24/2017	LIBOR-1M	1,970	564,495	8,550
SIERRA WIRELESS	MS	8/11/2017	LIBOR-1M	4,700	135,614	3,036
SILVER SPRING NETWORKS INC	MS	8/11/2017	LIBOR-1M	(17,300)	(182,154)	(13,509)
SILVERCORP METALS INC	MS	10/16/2017	LIBOR-1M	59,687	177,729	(2,032)
SIRIUS MINERALS PLC	MS	10/24/2017	LIBOR-1M	(1,156,300)	(466,893)	6,103
SLM SOLUTION GRP	MS	10/24/2017	EURIB-1M	(7,890)	(352,695)	793

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(3,336)	$(4,546)	$1,225
SMART & FINAL	MS	8/11/2017	LIBOR-1M	(15,200)	(124,275)	(6,445)
SODASTREAM INTERNATIONAL LTD	MS	8/11/2017	LIBOR-1M	2,300	119,068	10,468
SOLAREDGE TECHNOLOGIES INC	MS	8/11/2017	LIBOR-1M	3,100	71,496	(351)
SONAE INVESTIMEN	MS	10/24/2017	EURIB-1M	(246,141)	(284,791)	2,245
SONIC AUTOMOTIVE	MS	8/11/2017	LIBOR-1M	(1,900)	(34,708)	223
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(16,220)	(29,631)	11,311
SOUND ENERGY PLC	MS	10/24/2017	LIBOR-1M	(288,106)	(186,283)	35,166
SPAREBANK 1 NORD-NORGE	MS	10/24/2017	NIBOR-1M	30,700	218,376	10,724
SPARK NETWORKS	MS	8/11/2017	LIBOR-1M	(5,200)	(4,784)	(104)
SPARK NETWORKS	MS	8/11/2017	LIBOR-1M	(5,200)	(4,784)	(104)
SPARTAN MOTRS	MS	8/11/2017	LIBOR-1M	5,200	45,529	491
SPECTRUM PHARMACEUTICALS INC	MS	8/11/2017	LIBOR-1M	13,500	99,380	1,331
SPEEDY HIRE PLC	MS	11/14/2017	LIBOR-1M	102,700	63,509	11,182
SPORTS DIRECT INTERNATIONAL	MS	10/24/2017	LIBOR-1M	(162,900)	(733,836)	(83,593)
SPORTSMANS WAREHOUSE HOLDIN	MS	8/11/2017	LIBOR-1M	(19,600)	(99,219)	10,431
SPS COMMERCE INC	MS	8/11/2017	LIBOR-1M	(1,800)	(108,562)	6,626
SRIKALAHASTHI PIPES LTD	MS	6/13/2018	FEDEF-1D	6,372	33,518	3,747
SSP GROUP PLC	MS	10/24/2017	LIBOR-1M	28,800	187,925	5,700
STAAR SURG NEW	MS	8/11/2017	LIBOR-1M	(5,800)	(59,109)	(341)
STARTEK INC	MS	8/11/2017	LIBOR-1M	14,600	208,575	(28,995)
STERLING CONSTRUCTION COMPANY INC	MS	8/11/2017	LIBOR-1M	5,400	69,528	(516)
STOBART GROUP LTD	MS	10/24/2017	LIBOR-1M	(16,600)	(63,085)	2,694
STONEGATE BK	MS	8/11/2017	LIBOR-1M	(1,400)	(64,823)	(347)
STONERIDGE	MS	8/11/2017	LIBOR-1M	6,600	101,957	(1,241)
STRATTEC SEC	MS	8/11/2017	LIBOR-1M	(1,300)	(44,879)	(1,271)
SUMMIT FINL GRP INC	MS	8/11/2017	LIBOR-1M	(2,500)	(54,542)	67
SUN HYDRAULICS	MS	8/11/2017	LIBOR-1M	(1,500)	(62,535)	495
SUNCOKE ENERGY INC	MS	8/11/2017	LIBOR-1M	7,900	86,692	(15,987)
SUNNIC TECH & MERCHANDISE INC	MS	10/12/2017	FEDEF-1D	147,179	99,038	(9,017)
SUNOPTA, INC	MS	8/11/2017	LIBOR-1M	(6,600)	(64,769)	2,069
SUNRISE COMMUNICATIONS GROUP AG	MS	10/24/2017	LIBOR-1M	1,080	84,557	559
SYKES ENTERPRIS	MS	8/11/2017	LIBOR-1M	3,400	113,704	1,896
SYNTECH CONSTRUCTION PUBLIC CO LTD	MS	10/11/2017	FEDEF-1D	535,675	78,929	(49,161)
TAILORED BRANDS INC	MS	8/11/2017	LIBOR-1M	4,200	43,494	9,174
TAIMED BIO	MS	10/12/2017	FEDEF-1D	(26,940)	(158,644)	(45,216)
TAIWAN BUILDING MATERIALS CO LTD	MS	10/12/2017	FEDEF-1D	(108,356)	(30,661)	(3,022)
TALENDA SA	MS	8/11/2017	LIBOR-1M	(2,900)	(106,057)	(3,650)
TARENA INTERNATIONAL INC	MS	8/11/2017	LIBOR-1M	8,500	159,296	4,754
TATA STEEL LTD.	MS	6/13/2018	FEDEF-1D	23,051	183,485	30,774
TAYLOR WIMPEY PLC	MS	10/24/2017	LIBOR-1M	9,000	22,077	534
TEAM INC	MS	8/11/2017	LIBOR-1M	(8,800)	(187,203)	60,923
TECNOGLASS INC	MS	8/11/2017	LIBOR-1M	(4,700)	(43,319)	32
TEJON RANCH CO	MS	8/11/2017	LIBOR-1M	(3,900)	(80,554)	(1,268)
TELIGENT INC	MS	8/11/2017	LIBOR-1M	(8,700)	(76,687)	8,131
TEN NETWORK HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(11,348)	(9,378)	8,111
TENARIS	MS	10/24/2017	EURIB-1M	(27,780)	(458,071)	18,007
TESCO CORP	MS	8/11/2017	LIBOR-1M	(15,200)	(65,485)	(4,435)
TETHYS OIL	MS	10/24/2017	STIBO-1M	24,648	170,102	7,628
THAI OIL PCL FOREIGN SHARE	MS	10/11/2017	FEDEF-1D	92,015	200,906	34,497
THE RUBICON PROJECT INC	MS	8/11/2017	LIBOR-1M	(12,000)	(59,592)	3,192
TILE SHOP HLDGS INC	MS	8/11/2017	LIBOR-1M	(4,900)	(70,036)	(1,684)
TILLY’S INC A SHARES	MS	8/11/2017	LIBOR-1M	7,600	74,458	1,390
TITAN INTERNATIONAL INC	MS	8/11/2017	LIBOR-1M	3,600	43,999	1,901
TIVITY HEALTH INC	MS	8/11/2017	LIBOR-1M	2,100	83,183	82

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TRAVIS PERKINS PLC	MS	10/24/2017	LIBOR-1M	(1,370)	$(26,556)	$(886)
TRECORA RESOURCES	MS	8/11/2017	LIBOR-1M	(6,100)	(67,523)	(2,932)
TRICO BANCSHRS	MS	8/11/2017	LIBOR-1M	2,700	95,398	4,232
TRIPLE-S MANAGEMENT CORP	MS	8/11/2017	LIBOR-1M	1,400	22,378	(706)
TRITAX BIG BOX REIT PLC	MS	11/14/2017	FEDEF-1D	(86,116)	(151,577)	(20,373)
TRUE-F	MS	10/11/2017	FEDEF-1D	(1,141,200)	(199,183)	4,649
TSAKOS ENERGY	MS	8/11/2017	LIBOR-1M	(9,600)	(47,330)	2
TULLOW OIL PLC	MS	11/14/2017	FEDEF-1D	(26,206)	(68,921)	10,858
TUNAS B LAMPUNG	MS	10/12/2017	FEDEF-1D	95,700	10,402	314
TUPY ON	MS	11/15/2017	LIBOR-1M	21,600	102,303	254
TWO RIVER BANCORP	MS	8/11/2017	LIBOR-1M	3,500	63,288	692
U S Concrete Inc. Common	MS	8/11/2017	LIBOR-1M	(1,800)	(142,053)	1,023
ULTRA CLEAN HLD	MS	8/11/2017	LIBOR-1M	9,000	193,586	17,464
UMICORE	MS	10/24/2017	EURIB-1M	(210)	(16,372)	(492)
UNIONE DI BANCHE ITAL	MS	10/24/2017	EURIB-1M	(62,100)	(285,964)	(14,224)
UNIQURE B.V.	MS	8/11/2017	LIBOR-1M	(6,100)	(40,667)	(8,255)
United Financial Bancorp	MS	8/11/2017	LIBOR-1M	6,400	107,714	8,830
UNIV ELECTRONIC	MS	8/11/2017	LIBOR-1M	(2,400)	(160,013)	(4,267)
UNIVERSAL FOR	MS	8/11/2017	LIBOR-1M	1,600	138,335	(4,175)
UNIVERSAL LOGISTICS HOLDINGS I	MS	8/11/2017	LIBOR-1M	(3,100)	(46,730)	1,625
UNIVEST CORP OF	MS	8/11/2017	LIBOR-1M	(1,300)	(38,839)	(811)
USA TRUCK INC	MS	8/11/2017	LIBOR-1M	(16,800)	(143,381)	(12,187)
USIMINAS PN	MS	11/15/2017	LIBOR-1M	(4,500)	(5,830)	(1,634)
UTD CMNTY BK GA	MS	8/11/2017	LIBOR-1M	2,900	81,202	(698)
UTD COMMUN FINL	MS	8/11/2017	LIBOR-1M	9,500	81,199	6,581
UTD MOBILE HOME	MS	8/11/2017	LIBOR-1M	6,700	112,936	(2,118)
VALLOUREC	MS	10/24/2017	EURIB-1M	(59,817)	(394,523)	41,257
VALMET OYJ	MS	10/24/2017	EURIB-1M	42,915	903,296	(121,429)
VAN LANSCHOT KEMPEN NV	MS	10/24/2017	EURIB-1M	5,205	159,625	(5,280)
VANDA PHARMACEUTICALS INC	MS	8/11/2017	LIBOR-1M	2,400	39,720	(2,400)
VASCO DATA SECU	MS	8/11/2017	LIBOR-1M	(6,500)	(90,303)	2,553
VECTRUS INC	MS	8/11/2017	LIBOR-1M	4,200	144,065	(1,223)
VECTURA GROUP PLC	MS	11/14/2017	FEDEF-1D	(67,746)	(103,071)	1,188
VEDANTA RESOURCES PLC	MS	10/24/2017	LIBOR-1M	3,700	37,859	(289)
VERBIO VER BIOEN	MS	10/24/2017	EURIB-1M	13,072	146,390	2,165
VERITIV CORPRATN	MS	8/11/2017	LIBOR-1M	800	33,941	(4,221)
VICOR CORP	MS	8/11/2017	LIBOR-1M	(3,300)	(60,777)	2,202
VIFOR PHARMA AG	MS	10/24/2017	LIBOR-1M	(7,867)	(863,974)	23,472
VIL SUPERMKT A	MS	8/11/2017	LIBOR-1M	(2,500)	(59,974)	(1,851)
VIRGIN AUSTRALIA HOLDINGS LT	MS	10/15/2018	FEDEF-1D	(112,189)	(19,601)	3,945
VIRGIN MONEY HOLDINGS UK	MS	10/24/2017	LIBOR-1M	65,784	270,398	(24,628)
VIROMED	MS	11/1/2017	FEDEF-1D	(1,283)	(121,704)	4,744
VIRTUS INVT PRTNRS INC	MS	8/11/2017	LIBOR-1M	(400)	(44,640)	(2,660)
VITAMIN SHOPPE INC	MS	8/11/2017	LIBOR-1M	(5,800)	(61,704)	(2,096)
VITTORIA AS	MS	10/24/2017	EURIB-1M	5,550	79,119	(1,510)
VIVEVE MEDICAL, INC.	MS	8/11/2017	LIBOR-1M	(12,200)	(89,455)	8,813
VOCERA COMMUNICATIONS INC	MS	8/11/2017	LIBOR-1M	6,100	153,359	12,988
VSE CORP	MS	8/11/2017	LIBOR-1M	2,300	101,532	17,870
WABASH NATL CORP	MS	8/11/2017	LIBOR-1M	8,100	182,316	(27,768)
WAJAX CORP	MS	10/16/2017	LIBOR-1M	7,000	80,444	51,218

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WALKER & DUNLOP INC	MS	8/11/2017	LIBOR-1M	3,600	$188,651	$(7,751)
WASHINGTON H. SOUL PATTINSON	MS	10/15/2018	LIBOR-1M	7,642	102,003	5,497
WEST FRASER	MS	10/16/2017	LIBOR-1M	8,600	395,548	61,440
WESTERN ASSET MORTGAGE CAPIT	MS	8/11/2017	LIBOR-1M	11,900	121,765	1,876
WESTERN FOREST	MS	10/16/2017	LIBOR-1M	56,100	103,856	7,736
WESTERN NEW ENGLAND BANCORP IN	MS	8/11/2017	LIBOR-1M	3,900	39,781	(976)
WHITESTONE REIT CLASS B	MS	8/11/2017	LIBOR-1M	(8,800)	(107,582)	(7,258)
WILLDAN GROUP INC	MS	8/11/2017	LIBOR-1M	2,200	71,197	2,745
William Homes Common Stock (Class A	MS	8/11/2017	LIBOR-1M	(6,000)	(143,196)	7,536
WINGSTOP INC	MS	8/11/2017	LIBOR-1M	(8,200)	(249,938)	3,856
WINNEBAGO INDS	MS	8/11/2017	LIBOR-1M	3,000	102,788	7,612
WIZZ AIR HOLDINGS PLC	MS	10/24/2017	LIBOR-1M	25,460	876,357	(1,860)
WOORIDUL HUEBRAIN LTD	MS	10/15/2018	FEDEF-1D	(7,505)	(20,948)	3,961
WORKIVA INC	MS	8/11/2017	LIBOR-1M	(11,500)	(224,806)	(594)
WUESTENR&WUERT N	MS	10/24/2017	EURIB-1M	20,222	520,160	1,734
XLMEDIA PLC	MS	11/14/2017	LIBOR-1M	62,577	83,214	22,773
XO GROUP INC	MS	8/11/2017	LIBOR-1M	(3,900)	(68,215)	(3,077)
YOOX NET-A-PORTER GROUP	MS	10/24/2017	EURIB-1M	(8,980)	(278,093)	(18,842)
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(46,115)	(37,943)	29,853

						$3,688,464

A list of the futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI Emerging Markets	75	Sep-2017	$175,953
MINI MSCI EAFE	47	Sep-2017	82,977
S&P 500 E-MINI	(33)	Sep-2017	(53,767)
U.S. 10-Year Note	49	Sep-2017	3,466

			$208,629

Percentages are based on net assets of $540,707,285.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2017, was $0 and represented 0.0% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $211,814 or 0.0% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $470,834,670, and the unrealized appreciation and depreciation were $17,603,795 and $(25,059,572) respectively.

††	At July 31, 2017, the tax basis cost of the Fund’s securities sold short was $111,814,572, and the unrealized appreciation and depreciation were $8,224,078 and $(8,502,238) respectively.

ADR — American Depositary Receipt
BAML — Bank of America Merrill Lynch
BBA — British Banker’s Association
CIBOR — Copenhagen Interbank Offered Rate
Cl — Class
DB — Deutsche Bank
EAFE — Europe, Australasia and Far East
EURIB — Euro Interbank Offered Rate
FEDEF — Federal Funds Effective Rate
GS — Goldman Sachs
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
LTD — Limited
MS — Morgan Stanley
MSCI — Morgan Stanley Capital International
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
S&P — Standard & Poor’s
SONIA — Sterling Over Night Index Average
SPDR — Standard & Poor’s Depositary Receipt
STIBO — Stockholm Interbank Offered Rate
USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2017
(unaudited)

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$290,565,921	$—	$—	$290,565,921
U.S. Treasury Obligations	—	53,362,550	—	53,362,550
Common Stock
Austria	386,907	—	—	386,907
Belgium	107,291	—	—	107,291
Bermuda	670,649	—	—	670,649
Brazil	902,566	—	—	902,566
Canada	4,201,297	—	—	4,201,297
Chile	297,916	—	—	297,916
China	2,956,383	—	53,803	3,010,186
Denmark	340,706	—	—	340,706
Finland	232,952	—	—	232,952
Germany	1,552,717	—	—	1,552,717
Greece	107,525	—	—	107,525
Hong Kong	6,381,600	—	9,753	6,391,353
India	523,286	—	—	523,286
Ireland	1,117,229	—	—	1,117,229
Israel	1,227,935	—	—	1,227,935
Italy	744,260	—	—	744,260
Japan	3,642,051	—	—	3,642,051
Kuwait	130,671	—	—	130,671
Malaysia	598,217	—	—	598,217
Netherlands	581,142	—	—	581,142
Norway	719,306	—	—	719,306
Pakistan	33,013	—	—	33,013
Peru	12,345	—	—	12,345
Philippines	244,630	—	—	244,630
Portugal	239,149	—	—	239,149
Puerto Rico	36,022	—	—	36,022
Singapore	1,362,182	—	—	1,362,182
South Africa	161,542	—	—	161,542
South Korea	7,364,191	—	—	7,364,191
Sweden	1,226,209	—	—	1,226,209
Thailand	303,717	—	—	303,717
United Kingdom	513,360	—	—	513,360
United States	80,467,808	—	—	80,467,808

Total Common Stock	119,386,774	—	63,556	119,450,330

Warrant	—	92	—	92

Total Investments in Securities	$409,952,695	$53,362,642	$63,556	$463,378,893

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(106,389,095)	$–	$(226,536)	$(106,615,631)
Registered Investment
Companies	(5,477,101)	–	–	(5,477,101)
Purchased Options	137,433	–	–	137,433

Total Securities Sold Short	$(111,728,763)	$–	$(226,536)	$(111,955,299)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$137,433	$—	$—	$137,433
Written Options	(1,613,790)	—	—	(1,613,790)
Futures Contracts *
Unrealized Appreciation	262,396	—	—	262,396
Unrealized Depreciation	(53,767)	—	—	(53,767)
Total Return Swaps *
Unrealized Appreciation	—	7,325,131	—	7,325,131
Unrealized Depreciation	—	(3,636,667)	—	(3,636,667)

Total Other Financial Instruments	$(1,267,728)	$3,688,464	$—	$2,420,736

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended July 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of July 31, 2017, asset securities with a total value of $169,741 transferred from Level 1 to Level 2 due to the application of the fair value provided by MarkIt. For the period ended July 31, 2017, there were transfers between Level 1 and Level 3 assets of $63,556 due to unavailability of a closing price on the primary exchange on which the security trades. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS REGISTERED INVESTMENT COMPANIES — 32.6%

	Shares/Face Amount	Value
OPEN-END FUNDS — 32.6%
AQR Risk-Balanced Commodities
Fund, Cl R6	5,180,947	$32,899,013
PIMCO CommoditiesPlus Strategy,
Cl Institutional	5,582,729	33,217,238

Total Registered Investment
Companies
(Cost $78,475,841)		66,116,251

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$2,036,542	2,774,000
3.625%, 04/15/28	877,615	1,150,811
3.375%, 04/15/32	41,363	57,059
2.500%, 01/15/29	1,447,660	1,749,237
2.375%, 01/15/25	1,363,257	1,559,608
2.375%, 01/15/27	855,560	1,001,292
2.125%, 02/15/40	928,478	1,153,183
2.125%, 02/15/41	1,122,020	1,399,058
2.000%, 01/15/26	1,152,902	1,297,656
1.750%, 01/15/28	893,673	1,001,204
1.375%, 02/15/44	965,033	1,046,930
1.250%, 07/15/20	1,857,224	1,936,649
1.125%, 01/15/21	1,420,838	1,478,028
1.000%, 02/15/46	1,347,895	1,342,118
0.875%, 02/15/47	1,667,767	1,613,239
0.750%, 02/15/42	1,185,973	1,125,464
0.750%, 02/15/45	1,475,792	1,380,745
0.625%, 07/15/21	5,516,118	5,670,867
0.625%, 01/15/24	2,764,821	2,819,731
0.625%, 01/15/26	2,054,790	2,078,780
0.625%, 02/15/43	1,187,523	1,088,939
0.375%, 07/15/23	2,266,263	2,293,016
0.375%, 07/15/25	2,445,840	2,442,330
0.375%, 01/15/27	3,115,406	3,074,419
0.375%, 07/15/27	840,000	831,329
0.250%, 01/15/25	2,779,496	2,746,145
0.125%, 04/15/20	3,208,334	3,220,375
0.125%, 04/15/21	314,943	315,472
0.125%, 01/15/22	1,016,413	1,018,901
0.125%, 04/15/22	4,603,914	4,602,409
0.125%, 07/15/22	920,559	925,082
0.125%, 01/15/23	2,632,650	2,622,452
0.125%, 07/15/24	2,515,914	2,485,640
0.125%, 07/15/26	1,919,461	1,861,927

Total U.S. Treasury Obligations
(Cost $63,605,441)		63,164,095

COMMON STOCK — 31.2%

	Shares	Value
ENERGY — 29.7%
Antero Midstream Partners (A)	20,800	$721,552
Boardwalk Pipeline Partners (A)	21,200	354,888
Buckeye Partners LP (A)	25,300	1,603,767
Cheniere Energy *	9,410	425,332
Cheniere Energy Partners Holdings	27,100	709,207
DCP Midstream LP (A)	31,900	1,085,557
Dominion Energy Midstream Partners (A)	5,637	157,836
Enbridge	56,113	2,326,437
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management *	84,019	1,275,410
Energy Transfer Equity LP (A)	77,300	1,365,891
Energy Transfer Partners (A)	206,990	4,282,613
Enterprise Products Partners (A)	177,900	4,838,880
EQT GP Holdings LP (A)	32,750	956,300
EQT Midstream Partners LP (A)	26,150	2,032,639
GasLog	6,700	122,275
GasLog Partners LP	19,400	480,150
Golar LNG Partners LP (A)	34,370	773,669
Hess Midstream Partners (A)	8,900	188,146
Hoegh LNG Partners LP	14,000	275,100
Kinder Morgan	116,102	2,371,964
Magellan Midstream Partners (A) .	22,450	1,566,112
MPLX (A)	89,797	3,264,121
NGL Energy Partners LP (A)	23,900	304,725
Noble Midstream Partners (A)	9,000	408,600
ONEOK	83,433	4,719,812
PBF Logistics LP (A)	2,480	50,344
Pembina Pipeline	27,100	924,110
Phillips 66 Partners LP (A)	31,050	1,560,573
Plains GP Holdings LP, Cl A	71,035	1,942,097
SemGroup, Cl A	16,404	443,728
Shell Midstream Partners (A)	60,850	1,739,093
Spectra Energy Partners (A)	49,350	2,230,620
Summit Midstream Partners LP (A)	17,850	406,980
Tallgrass Energy GP, Cl A	97,200	2,522,340
Tallgrass Energy Partners (A)	9,200	470,304
Targa Resources	42,700	1,981,707
TC Pipelines LP (A)	11,600	664,564
Tesoro Logistics LP (A)	21,600	1,126,008
TransCanada	34,200	1,748,304
Western Gas Equity Partners (A)	11,780	497,941
Western Gas Partners LP (A)	68,300	3,546,819
Williams Companies	8,900	282,842
Williams Partners LP (A)	35,600	1,474,908

		60,224,265

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2017
(unaudited)

COMMON STOCK — continued

	Shares/Face Amount(1)	Value
INDUSTRIALS — 0.7%
Macquarie Infrastructure	17,690	$1,341,079

REAL ESTATE — 0.3%
InfraREIT ‡	28,900	649,961

UTILITIES — 0.5%
NextEra Energy Partners	23,000	948,060

Total Common Stock
(Cost $63,096,440)		63,163,365

SOVEREIGN DEBT — 1.5%

Italy Buoni Poliennali Del Tesoro
2.700%, 03/01/47 EUR(B)	140,000	149,760
1.650%, 04/23/20 EUR	710,000	894,100
1.250%, 10/27/20 EUR	230,000	289,175
Japanese Government CPI Linked Bond
0.100%, 03/10/26 JPY	110,000,000	1,035,194
New Zealand Government Bond
3.000%, 09/20/30 NZD	441,000	383,770
2.500%, 09/20/35 NZD	264,000	211,516
Spain Government Bond
5.150%, 10/31/44 EUR(B)	110,000	189,439

Total Sovereign Debt
(Cost $3,093,773)		3,152,954

PREFERRED STOCK — 0.3%
UNITED STATES — 0.3%
Anadarko Petroleum, 7.500%	4,596	183,289
Kinder Morgan, 9.750%	8,000	354,160

Total Preferred Stock
(Cost $510,534)		537,449

Total Investments— 96.8%
(Cost $208,782,029) †		$196,134,114

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
	Contracts	Value
3M USD LIBOR, Expires 06/22/19,
Strike Price USD 3.04%	435,000	$19,678
3M USD LIBOR, Expires 06/22/19,
Strike Price USD 3.54%	435,000	9,041
6M JPY LIBOR, Expires 06/18/22,
Strike Price JPY 1.10%	203,365,000	23,455
EUR/USD Currency, Expires
10/18/17, Strike Price $1.13	1,160,000	2,301

PURCHASED OPTIONS/SWAPTIONS * — continued

	Contracts	Value
GBP/USD Currency, Expires 08/01/17, Strike Price $1.25	1,010,000	$—
U.S. 10-Year Future Option, Expires 08/19/17, Strike Price $126.50	42	9,844
USD/MXN Currency, Expires 09/21/17, Strike Price $20.00	1,330,000	1,020
USD/MXN Currency, Expires 09/21/17, Strike Price $19.00	1,330,000	4,718

Total Purchased
Options/Swaptions — 0.0%
(Cost $98,575)		$70,057

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
EUR/USD Currency, Expires 10/18/17, Strike Price $1.19	(1,160,000)	$(18,715)
U.S. 10-Year Bond Future Option,
Expires 09/16/17, Strike Price $124.50	(21)	(7,219)
USD/MXN Currency, Expires 09/21/17, Strike Price $20.00	(1,330,000)	(1,208)

Total Written Options/Swaptions
— 0.0%
(Proceeds $20,770)		$(27,142)

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(92)	Mar-2019	$(32,219)
Australian 10-Year Bond	(1)	Sep-2017	1,667
Euro-BTP	(3)	Sep-2017	241
Euro-Bund	(16)	Sep-2017	(2,727)
Euro-Buxl 30 Year Bond	8	Sep-2017	(7,701)
Euro-Schatz	1	Sep-2017	116
Japanese 10-Year Bond	(1)	Sep-2017	3,028
Long Gilt 10-Year Bond	(6)	Sep-2017	15,701
Short Euro-BTP	(10)	Sep-2017	(5,771)
U.S. 10-Year Treasury Note	8	Sep-2017	4
U.S. 10-Year Ultra Bond	(1)	Sep-2017	(1,074)
U.S. 2-Year Treasury Note	(11)	Oct-2017	(4,141)
U.S. 5-Year Treasury Note	3	Oct-2017	746
U.S. Long Treasury Bond	5	Sep-2017	3,199
U.S. Ultra Long Treasury Bond	(28)	Sep-2017	1,217

			$(27,714)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2017
(unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/3/17	USD	404,588	GBP	310,000	$4,471
8/3/17-9/6/17	GBP	353,000	USD	456,933	(8,881)
8/3/17-9/6/17	NZD	1,562,000	USD	1,157,436	(15,167)
8/3/2017-9/6/17	EUR	2,774,000	USD	3,221,427	(66,067)
8/3/2017-9/6/17	JPY	233,785,000	USD	2,103,887	(18,719)

					$(104,363)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Barclays PLC	$(2,288,869)	$2,266,980	$(21,889)
Blair, William & Co	(586,108)	584,765	(1,343)
Citigroup	(586,494)	572,670	(13,824)
DMG Partners	(3,287,494)	3,221,428	(66,066)
Hong Kong Shanghai Bank	(13,212)	13,136	(76)
JPMorgan Chase Bank	(391,574)	395,864	4,290
RBS Greenwich Capital	(13,014)	13,195	181
State Street Bank	(286,342)	280,706	(5,636)

			$(104,363)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Asset	Liability
Barclays Bank PLC	1.61%	6M GBP LIBOR	02/15/47	$700,000	$33	$(3,852)	$-	$(3,819)
Barclays Bank PLC	1.80%	3M US LIBOR	11/30/21	2,550,000	28	6,498	6,526	-
Goldman Sachs	1.56%	1D USOIS FEDL01	11/30/21	630,000	7	(1,269)	-	(1,262)
Merrill Lynch	HICP +0 BPS	1.88%	07/15/47	180,000	10	(1,562)	-	(1,552)
Merrill Lynch	HICP +0 BPS	1.75%	06/15/47	180,000	8	(10,773)	-	(10,765)
Merrill Lynch	UKRPI +0 BPS	1.40%	05/26/47	310,000	15	(19,794)	-	(19,779)
Merrill Lynch	1.83%	HICP +0 BPS	05/15/47	180,000	8	(4,936)	-	(4,928)
Merrill Lynch	UKRPI +0 BPS	3.34%	07/15/27	205,000	6	(250)	-	(244)
Merrill Lynch	2.19%	3M US LIBOR	02/15/27	320,000	5	3,423	3,428	-
Merrill Lynch	6M GBP LIBOR	0.55%	06/19/22	590,000	(16,290)	3,142	-	(13,148)
Merrill Lynch	UKRPI +0 BPS	3.37%	06/15/22	915,000	17	(4,312)	-	(4,295)
Merrill Lynch	0.74%	6M GBP LIBOR	06/15/22	590,000	10	6,475	6,485	-
Merrill Lynch	3M US LIBOR	1.81%	11/30/21	900,000	10	(2,441)	-	(2,431)
Merrill Lynch	3M BA +0 BPS	1.45%	07/05/19	3,490,000	20	(8,712)	-	(8,692)
Merrill Lynch	3M BA +0 BPS	1.44%	06/30/19	3,495,000	19	(11,531)	-	(11,512)

					$(16,094)	$(49,894)	$16,439	$(82,427)

A list of the open OTC swap agreements held by the Fund at July 31, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Morgan Stanley	UKRPI +0 BPS	3.52%	02/15/27	660,000	$-	$21,132	$21,132	$-
Morgan Stanley	UKRPI +0 BPS	3.63%	02/15/47	190,000	-	26,026	26,026	-

					$-	$47,158	$47,158	$-

Percentages are based on net assets of $202,643,800.
*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $37,673,450 or 18.6% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $208,782,029, and the unrealized appreciation and depreciation were $5,843,192 and $(18,491,107) respectively.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

GBP — British Pound

HICP — Harmonised Indices of Consumer Prices

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

NZD — New Zealand Dollar

PLC — Public Limited Company

UKRPI — United Kingdom Retail Price Index

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$66,116,251	$—	$—	$66,116,251
U.S. Treasury Obligations	—	63,164,095	—	63,164,095
Common Stock	63,163,365	—	—	63,163,365
Sovereign Debt	—	3,152,954	—	3,152,954
Preferred Stock	537,449	—	—	537,449

Total Investments in Securities	$129,817,065	$66,317,049	$–	$196,134,114

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$70,057	$—	$—	$70,057
Written Options/Swaptions	(27,142)	—	—	(27,142)
Futures Contracts *
Unrealized Appreciation	25,919	—	—	25,919
Unrealized Depreciation	(53,633)	—	—	(53,633)
Forwards Contracts *
Unrealized Appreciation	—	4,471	—	4,471
Unrealized Depreciation	—	(108,834)	—	(108,834)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	19,538	—	19,538
Unrealized Depreciation	—	(69,432)	—	(69,432)
OTC Interest Rate Swaps *
Unrealized Appreciation	—	47,158	—	47,158

Total Other Financial Instruments	$15,201	$(107,099)	$—	$(91,898)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 25.4%

	Face Amount	Value
CONSUMER DISCRETIONARY — 2.5%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24(A)	$60,000	$60,337
21st Century Fox America
7.250%, 05/18/18	250,000	260,783
3.700%, 10/15/25	250,000	258,500
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	334,013
AMC Networks
4.750%, 08/01/25	95,000	95,836
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	982,493
Aramark Services
4.750%, 06/01/26	35,000	36,648
CBS
2.900%, 01/15/27	250,000	238,778
2.300%, 08/15/19	500,000	503,476
CCO Holdings
5.125%, 05/01/27(A)	65,000	67,194
Churchill Downs
5.375%, 12/15/21	115,000	119,600
Daimler Finance North America
2.000%, 07/06/21(A)	1,000,000	983,570
ERAC USA Finance
2.700%, 11/01/23(A)	1,000,000	984,682
EW Scripps
5.125%, 05/15/25(A)	30,000	31,050
First Quality Finance
5.000%, 07/01/25(A)	60,000	61,938
Ford Motor Credit
5.750%, 02/01/21	645,000	710,684
3.336%, 03/18/21	200,000	204,991
2.375%, 03/12/19	500,000	503,045
1.724%, 12/06/17	350,000	350,068
General Motors
5.200%, 04/01/45	50,000	49,951
5.000%, 04/01/35	340,000	346,270
General Motors Financial
2.650%, 04/13/20	180,000	181,850
Goodyear Tire & Rubber
4.875%, 03/15/27	27,000	27,354
Home Depot
3.900%, 06/15/47	250,000	252,920
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	263,048
KFC Holding
5.000%, 06/01/24(A)	55,000	57,338
Lowe’s
4.050%, 05/03/47	250,000	255,289

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Myriad International Holdings BV
6.000%, 07/18/20(A)	$355,000	$384,021
4.850%, 07/06/27(A)	200,000	206,300
NBCUniversal Enterprise
5.250%, 03/29/49(A)	170,000	181,900
Nordstrom
4.000%, 03/15/27	250,000	248,028
President & Fellows of Harvard College
3.300%, 07/15/56	120,000	114,231
SACI Falabella
3.750%, 04/30/23(A)	200,000	205,065
Time Warner
3.600%, 07/15/25	250,000	252,623
2.100%, 06/01/19	500,000	501,200
Viacom
5.250%, 04/01/44	55,000	54,793
Whirlpool MTN
4.850%, 06/15/21	205,000	223,315

		10,593,182

CONSUMER STAPLES — 1.5%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	276,390
2.625%, 01/17/23	750,000	755,569
Archer-Daniels-Midland
2.500%, 08/11/26	1,000,000	962,019
Bunge Finance
3.250%, 08/15/26	250,000	241,693
Central Garden & Pet
6.125%, 11/15/23	57,000	60,990
Chobani
7.500%, 04/15/25(A)	30,000	32,138
Cumberland Farms
6.750%, 05/01/25(A)	30,000	32,025
CVS Health
5.125%, 07/20/45	200,000	229,514
2.800%, 07/20/20	1,000,000	1,023,297
DS Services of America
10.000%, 09/01/21(A)	55,000	58,163
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	391,463
Kraft Heinz Foods
6.125%, 08/23/18	250,000	261,443
Kroger
2.650%, 10/15/26	250,000	231,844
Lamb Weston Holdings
4.625%, 11/01/24(A)	30,000	31,313
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19(A)	350,000	347,403

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
PepsiCo
4.000%, 05/02/47	$500,000	$516,385
Sysco
3.250%, 07/15/27	250,000	249,747
Walgreens Boots Alliance
4.650%, 06/01/46	200,000	209,139
Wal-Mart Stores
4.750%, 10/02/43	500,000	587,476

		6,498,011

ENERGY — 2.4%
Abu Dhabi National Energy PJSC
2.500%, 01/12/18(A)	200,000	200,156
Antero Resources
5.000%, 03/01/25	36,000	35,460
Canadian Natural Resources
3.850%, 06/01/27	50,000	50,524
Cheniere Corpus Christi Holdings
5.125%, 06/30/27(A)	24,000	24,990
Chevron
2.566%, 05/16/23	450,000	453,555
CNPC General Capital
3.950%, 04/19/22(A)	200,000	210,609
Concho Resources
5.500%, 10/01/22	30,000	30,938
ConocoPhillips
2.200%, 05/15/20	500,000	502,740
Diamondback Energy
4.750%, 11/01/24	36,000	36,360
Dolphin Energy
5.500%, 12/15/21(A)	400,000	437,032
Energy Transfer
6.050%, 06/01/41	445,000	470,128
Ensco
5.750%, 10/01/44	80,000	53,400
4.500%, 10/01/24	105,000	80,030
EOG Resources
2.625%, 03/15/23	406,000	404,309
EQT Midstream Partners
4.125%, 12/01/26	275,000	278,788
Gulport Energy
6.375%, 05/15/25	14,000	13,983
HollyFrontier
5.875%, 04/01/26	230,000	247,679
Kinder Morgan
5.625%, 11/15/23(A)	400,000	443,362
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	214,857
4.300%, 05/01/24	35,000	36,320

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
MEG Energy
7.000%, 03/31/24(A)	$40,000	$32,900
Nabors Industries
5.500%, 01/15/23	140,000	133,322
5.100%, 09/15/23	265,000	253,075
Newfield Exploration
5.750%, 01/30/22	245,000	258,781
Occidental Petroleum
3.000%, 02/15/27	500,000	493,549
Parsley Energy
5.375%, 01/15/25(A)	36,000	36,720
Pertamina Persero MTN
5.625%, 05/20/43(A)	295,000	312,659
Petrobras Global Finance BV
6.850%, 06/05/15	300,000	274,665
5.625%, 05/20/43	140,000	119,455
5.375%, 01/27/21	20,000	20,550
Phillips 66
5.875%, 05/01/42	35,000	42,622
4.300%, 04/01/22	500,000	537,420
QEP Resources
5.375%, 10/01/22	13,000	12,773
5.250%, 05/01/23	224,000	217,771
Range Resources
5.000%, 03/15/23(A)	105,000	103,688
Rockies Express Pipeline
5.625%, 04/15/20(A)	60,000	63,469
Rowan
7.375%, 06/15/25	270,000	254,475
Ruby Pipeline
6.000%, 04/01/22(A)	250,000	266,725
Shell International Finance BV
1.750%, 09/12/21	1,000,000	987,120
SM Energy
6.750%, 09/15/26	5,000	4,975
6.500%, 01/01/23	320,000	316,800
5.625%, 06/01/25	85,000	79,475
TC PipeLines
4.650%, 06/15/21	400,000	424,394
Thai Oil
4.875%, 01/23/43(A)	200,000	211,232
Transocean Proteus
6.250%, 12/01/24(A)	35,150	36,820
Ultrapar International
5.250%, 10/06/26(A)	480,000	488,304
Williams Partners
3.600%, 03/15/22	300,000	309,054

		10,518,013

FINANCIALS — 8.4%
Ally Financial
3.750%, 11/18/19	235,000	240,288

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
American Express
7.000%, 03/19/18	$350,000	$361,839
American Express Credit MTN
2.700%, 03/03/22	750,000	760,345
Ardonagh Midco 3
8.625%, 07/15/23(A)	200,000	205,250
Banco Santander Chile
3.875%, 09/20/22(A)	380,000	396,992
Bangkok Bank MTN
3.300%, 10/03/18(A)	350,000	354,735
Bank of America
6.000%, 09/01/17	550,000	551,958
Bank of America MTN
6.875%, 04/25/18	100,000	103,691
5.650%, 05/01/18	1,610,000	1,655,324
5.000%, 05/13/21	775,000	847,577
3.300%, 01/11/23	500,000	513,100
2.369%, 07/21/21(B)	565,000	566,731
Barclays
2.875%, 06/08/20	610,000	617,460
BB&T
5.250%, 11/01/19	1,000,000	1,071,049
BBVA Banco Continental
3.250%, 04/08/18(A)	275,000	277,200
Capital One
2.250%, 09/13/21	500,000	494,493
Capital One Bank USA
3.375%, 02/15/23	500,000	507,445
Cielo
3.750%, 11/16/22(A)	250,000	243,750
Citigroup
6.125%, 11/21/17	450,000	456,156
6.125%, 05/15/18	695,000	718,311
3.750%, 06/16/24	500,000	519,239
2.700%, 03/30/21	635,000	641,488
2.500%, 09/26/18	200,000	201,634
1.800%, 02/05/18	300,000	300,221
Discover Bank
2.000%, 02/21/18	300,000	300,366
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	401,569
Fifth Third Bank MTN
2.150%, 08/20/18	1,000,000	1,004,030
Franklin Resources
4.625%, 05/20/20	350,000	373,837
Goldman Sachs Group
6.750%, 10/01/37	140,000	183,777
6.150%, 04/01/18	770,000	792,262
5.950%, 01/18/18	750,000	764,368
3.750%, 05/22/25	500,000	514,159
3.691%, 06/05/28(B)	290,000	291,848
2.600%, 04/23/20	405,000	410,516

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Goldman Sachs Group MTN
7.500%, 02/15/19	$175,000	$189,672
6.000%, 06/15/20	55,000	60,742
HSBC Holdings
4.300%, 03/08/26	500,000	536,397
Intercontinental Exchange
2.750%, 12/01/20	1,007,000	1,028,483
JPMorgan Chase
6.000%, 10/01/17	1,000,000	1,007,406
4.625%, 05/10/21	530,000	573,901
4.350%, 08/15/21	400,000	429,799
4.250%, 10/15/20	55,000	58,641
3.875%, 09/10/24	500,000	518,634
3.220%, 03/01/25(B)	505,000	510,735
2.550%, 10/29/20	500,000	507,150
KeyCorp MTN
2.900%, 09/15/20	1,000,000	1,021,534
Lloyds Banking Group
3.100%, 07/06/21	200,000	203,669
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)	1,000,000	992,154
Morgan Stanley
2.800%, 06/16/20	650,000	661,761
2.243%, 07/22/22(B)	275,000	275,320
1.982%, 02/14/20(B)	575,000	577,404
Morgan Stanley MTN
6.625%, 04/01/18	650,000	670,689
3.700%, 10/23/24	300,000	310,472
3.125%, 07/27/26	500,000	489,706
MSCI
4.750%, 08/01/26(A)	55,000	57,063
National Rural Utilities
Cooperative Finance
4.750%, 04/30/43(B)	175,000	181,105
Nationwide Mutual Insurance
3.536%, 12/15/24(A) (B)	400,000	399,603
Navient MTN
8.000%, 03/25/20	175,000	193,550
PNC Bank
1.500%, 02/23/18	415,000	415,124
Quicken Loans
5.750%, 05/01/25(A)	180,000	188,775
Raymond James Financial
4.950%, 07/15/46	175,000	189,982
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	225,368
Springleaf Finance
6.125%, 05/15/22	150,000	157,500
5.250%, 12/15/19	250,000	260,313

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A) (B)	$350,000	$352,625
Toronto-Dominion Bank MTN
1.450%, 09/06/18	1,000,000	999,418
U.S. Bancorp MTN
3.150%, 04/27/27	500,000	503,583
Wachovia MTN
5.750%, 02/01/18	815,000	831,985
Wells Fargo
3.069%, 01/24/23	500,000	508,998
3.000%, 10/23/26	550,000	539,272
Wells Fargo MTN
3.550%, 09/29/25	300,000	308,586
2.150%, 12/06/19	285,000	287,081
Westpac Banking
2.150%, 03/06/20	1,000,000	1,005,036

		35,872,244

HEALTH CARE — 2.7%
Abbott Laboratories
3.750%, 11/30/26	785,000	809,975
AbbVie
3.600%, 05/14/25	250,000	257,650
1.800%, 05/14/18	250,000	250,366
Aetna
2.800%, 06/15/23	225,000	227,480
Amgen
4.663%, 06/15/51	350,000	380,083
3.625%, 05/15/22	500,000	525,643
Anthem
1.875%, 01/15/18	500,000	500,350
Baylor Scott & White Holdings
4.185%, 11/15/45	250,000	262,738
Biogen
2.900%, 09/15/20	60,000	61,579
Celgene
5.000%, 08/15/45	250,000	284,264
3.875%, 08/15/25	250,000	264,860
Centene
4.750%, 01/15/25	90,000	93,825
CHS
6.250%, 03/31/23	215,000	220,375
DaVita
5.125%, 07/15/24	35,000	35,984
5.000%, 05/01/25	23,000	23,340
Express Scripts Holding
3.000%, 07/15/23	500,000	503,778
Gilead Sciences
4.000%, 09/01/36	250,000	254,253
3.500%, 02/01/25	250,000	258,866
2.950%, 03/01/27	312,000	308,118

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
HCA
5.250%, 04/15/25	$100,000	$108,500
5.000%, 03/15/24	60,000	63,690
Kindred Healthcare
8.000%, 01/15/20	185,000	185,925
Medtronic
3.500%, 03/15/25	500,000	524,160
Molina Healthcare
4.875%, 06/15/25(A)	35,000	35,613
Northwell Healthcare
3.979%, 11/01/46	335,000	317,753
PerkinElmer
5.000%, 11/15/21	205,000	222,751
Pfizer
4.000%, 12/15/36	500,000	535,391
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	166,503
2.746%, 10/01/26	335,000	321,209
Quintiles IMS
4.875%, 05/15/23(A)	100,000	103,750
RWJ Barnabas Health
3.949%, 07/01/46	350,000	339,852
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	499,065
1.900%, 09/23/19	390,000	389,606
Tenet Healthcare
4.500%, 04/01/21	104,000	105,820
4.375%, 10/01/21	25,000	25,438
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/18	500,000	498,314
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	294,274
UnitedHealth Group
4.750%, 07/15/45	170,000	196,335
Universal Health Services
4.750%, 08/01/22(A)	230,000	236,325
Valeant Pharmaceuticals International
6.375%, 10/15/20(A)	185,000	179,913
5.875%, 05/15/23(A)	175,000	150,500
WellCare Health Plans
5.250%, 04/01/25	47,000	49,820
Zoetis
3.250%, 02/01/23	385,000	397,353

		11,471,387

INDUSTRIALS — 2.1%
3M MTN
3.125%, 09/19/46	250,000	223,477

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Boeing
3.650%, 03/01/47	$250,000	$249,065
Braskem America Finance
7.125%, 07/22/41(A)	280,000	303,100
Burlington Northern Santa Fe
3.900%, 08/01/46	500,000	509,402
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	193,033
Clean Harbors
5.125%, 06/01/21	80,000	81,600
CNH Industrial Capital
4.375%, 04/05/22	120,000	125,850
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	158,553	176,192
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	234,360	245,493
Continental Airlines Pass-Through Trust , Ser 1998-1, Cl A
6.648%, 09/15/17	12,495	12,532
CSX
4.750%, 05/30/42	250,000	274,019
Eaton
2.750%, 11/02/22	500,000	506,255
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	198,724
FedEx
3.875%, 08/01/42	250,000	240,867
Ferreycorp SAA
4.875%, 04/26/20(A)	200,000	202,500
GATX
3.250%, 09/15/26	250,000	245,187
General Dynamics
1.875%, 08/15/23	500,000	487,139
General Electric
4.125%, 10/09/42	250,000	261,446
IHS Markit
5.000%, 11/01/22(A)	37,000	39,690
International Lease Finance
8.250%, 12/15/20	30,000	35,449
7.125%, 09/01/18(A)	400,000	422,299
6.250%, 05/15/19	600,000	643,369
5.875%, 08/15/22	40,000	45,275
Lockheed Martin
4.500%, 05/15/36	250,000	274,297
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	88,908

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Norfolk Southern
4.450%, 06/15/45	$250,000	$271,110
Owens Corning
4.200%, 12/01/24	95,000	100,100
Republic Services
3.550%, 06/01/22	250,000	261,515
Siemens Financieringsmaatschappij
2.350%, 10/15/26(A)	400,000	379,908
TTX MTN
3.900%, 02/01/45(A)	400,000	378,502
Union Pacific
4.150%, 01/15/45	250,000	264,664
United Technologies
4.500%, 06/01/42	250,000	272,454
3.750%, 11/01/46	425,000	416,391
1.778%, 05/04/18(C)	200,000	200,299
Waste Management
3.500%, 05/15/24	250,000	259,772

		8,889,883

INFORMATION TECHNOLOGY — 0.8%
Cardtronics
5.500%, 05/01/25(A)	35,000	36,050
CDK Global
5.000%, 10/15/24	25,000	26,500
4.875%, 06/01/27(A)	18,000	18,495
Cisco Systems
1.850%, 09/20/21	1,000,000	993,607
First Data
5.000%, 01/15/24(A)	52,000	54,080
Hewlett Packard Enterprise
6.200%, 10/15/35	195,000	211,658
3.600%, 10/15/20	195,000	201,792
Intel
2.875%, 05/11/24	500,000	506,122
Microsoft
3.300%, 02/06/27	235,000	242,995
2.400%, 02/06/22	1,000,000	1,012,990
Tencent Holdings
3.375%, 03/05/18(A)	355,000	358,151

		3,662,440

MATERIALS — 1.1%
Air Liquide Finance
2.500%, 09/27/26(A)	500,000	477,484
Albemarle
4.150%, 12/01/24	250,000	263,430
Amcor Finance USA
3.625%, 04/28/26(A)	200,000	200,455
ArcelorMittal
7.250%, 03/01/41	215,000	248,325

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS (continued)
Axalta Coating Systems
4.875%, 08/15/24(A)	$150,000	$154,875
Celulosa Arauco y Constitucion
5.000%, 01/21/21	205,000	217,450
Crown Americas
4.250%, 09/30/26(A)	60,000	60,450
Freeport-McMoRan
3.550%, 03/01/22	340,000	329,800
2.375%, 03/15/18	90,000	89,888
Graphic Packaging International
4.125%, 08/15/24	85,000	87,763
International Paper
3.800%, 01/15/26	250,000	258,702
Koppers
6.000%, 02/15/25(A)	50,000	53,250
LyondellBasell Industries
5.000%, 04/15/19	74,000	77,266
Methanex
5.250%, 03/01/22	180,000	190,604
Mexichem
6.750%, 09/19/42(A)	205,000	224,731
OCP
5.625%, 04/25/24(A)	200,000	215,800
Scotts Miracle-Gro
5.250%, 12/15/26	18,000	18,945
Sealed Air
5.250%, 04/01/23(A)	60,000	64,425
4.875%, 12/01/22(A)	55,000	58,300
Sherwin-Williams
3.125%, 06/01/24	250,000	253,642
Southern Copper
5.875%, 04/23/45	225,000	247,694
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	259,700
Valvoline
5.500%, 07/15/24(A)	80,000	84,800
Venator Finance Sarl
5.750%, 07/15/25(A)	55,000	56,513
Votorantim Cimentos
7.250%, 04/05/41(A)	345,000	355,350

		4,549,642

REAL ESTATE — 1.1%
American Tower
3.550%, 07/15/27	500,000	496,585
Boston Properties
3.125%, 09/01/23	225,000	230,228
CBRE Services
5.000%, 03/15/23	75,000	78,177
DDR MTN
7.500%, 07/15/18	150,000	157,356

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Equinix
5.375%, 05/15/27	$38,000	$41,088
ERP Operating
3.250%, 08/01/27	250,000	249,810
GLP Capital
5.375%, 04/15/26	60,000	65,400
HCP
3.400%, 02/01/25	500,000	499,670
iStar
6.500%, 07/01/21	260,000	272,220
Liberty Property
4.750%, 10/01/20	350,000	373,024
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,625
Prologis
4.000%, 01/15/18	350,000	351,611
Realty Income
2.000%, 01/31/18	200,000	200,172
SBA Communications
4.875%, 09/01/24	42,000	43,680
Ventas Realty
3.250%, 10/15/26	450,000	438,437
VEREIT Operating Partnership
3.000%, 02/06/19	55,000	55,603
WEA Finance
1.750%, 09/15/17 (A)	755,000	755,045
Welltower
2.250%, 03/15/18	500,000	501,610

		4,842,341

TELECOMMUNICATION SERVICES — 1.4%
Altice US Finance I
5.375%, 07/15/23(A)	200,000	210,000
AT&T
5.700%, 03/01/57	130,000	139,605
5.450%, 03/01/47	140,000	147,958
5.250%, 03/01/37	340,000	355,870
4.750%, 05/15/46	525,000	504,142
4.500%, 03/09/48	60,000	55,341
4.350%, 06/15/45	10,000	9,060
3.900%, 03/11/24	250,000	257,826
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	435,000	460,559
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	200,000	202,000
CSC Holdings
8.625%, 02/15/19	100,000	109,500
Embarq
7.995%, 06/01/36	175,000	177,844

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	$40,000	$41,300
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	199,500
SK Telecom MTN
2.125%, 05/01/18(A)	380,000	380,061
Sprint Capital
6.875%, 11/15/28	120,000	130,800
Sprint Communications
9.000%, 11/15/18(A)	41,000	44,383
Sprint Spectrum
3.360%, 09/20/21(A)	200,000	202,740
Telefonica Emisiones SAU
5.462%, 02/16/21	210,000	231,779
Time Warner Cable
5.875%, 11/15/40	200,000	222,381
4.500%, 09/15/42	450,000	424,049
Verizon Communications
5.250%, 03/16/37	430,000	455,444
5.150%, 09/15/23	325,000	361,589
4.862%, 08/21/46	200,000	196,616
4.272%, 01/15/36	250,000	239,873
3.125%, 03/16/22	150,000	152,914
2.946%, 03/15/22	245,000	247,508
Zayo Group
5.750%, 01/15/27(A)	36,000	38,160

		6,198,802

UTILITIES — 1.4%
AmeriGas Partners
5.500%, 05/20/25	20,000	20,200
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	475,851
Commonwealth Edison
6.150%, 09/15/17	200,000	201,108
Duke Energy Carolinas
4.250%, 12/15/41	500,000	536,961
3.750%, 06/01/45	290,000	290,694
Duke Energy Florida
3.400%, 10/01/46	500,000	468,977
Enel Americas
4.000%, 10/25/26	40,000	40,300
Enel Generacion Chile
4.250%, 04/15/24	45,000	47,187
FirstEnergy
3.900%, 07/15/27	100,000	100,794
Georgia Power
4.300%, 03/15/43	250,000	260,926
HKCG Finance
6.250%, 08/07/18(A)	200,000	208,214

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
UTILITIES (continued)
Kansas City Power & Light
3.150%, 03/15/23	300,000	$306,104
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	410,853
NextEra Energy Capital Holdings
2.056%, 09/01/17	400,000	400,151
PacifiCorp
5.750%, 04/01/37	250,000	314,565
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	505,620
Public Service of Oklahoma
4.400%, 02/01/21	300,000	318,288
Southern Gas Capital
2.450%, 10/01/23	400,000	388,795
Transelec
4.250%, 01/14/25(A)	200,000	206,466
Virginia Electric & Power
5.400%, 04/30/18	325,000	333,802
4.450%, 02/15/44	250,000	274,855

		6,110,711

Total Corporate Obligations (Cost $109,481,100)		109,206,656

SOVEREIGN DEBT — 22.9%
Argentina Bonar Bonds
22.276%, 04/03/22 ARS(B)	2,982,000	162,907
Argentine Bonos del Tesoro
22.750%, 03/05/18 ARS	84,000	4,723
21.200%, 09/19/18 ARS	1,409,000	79,792
18.200%, 10/03/21 ARS	27,463,000	1,607,639
16.000%, 10/17/23 ARS	10,672,000	613,673
15.500%, 10/17/26 ARS	35,504,000	2,235,207
Argentine Government International Bond
7.625%, 04/22/46	150,000	154,200
7.500%, 04/22/26	375,000	403,688
Brazil Letras do Tesouro Nacional
12.619%, 01/01/19 BRL(D)	18,000,000	5,173,461
11.985%, 07/01/20 BRL	2,250,000	561,493
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 BRL	15,500,000	5,085,749
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27 BRL	15,500,000	4,974,170
Colombian TES
10.000%, 07/24/24 COP	971,000,000	388,580
8.002%, 12/12/17 COP(D)	144,000,000	46,642
7.750%, 09/18/30 COP	9,089,600,000	3,229,529
7.500%, 08/26/26 COP	912,800,000	319,590
7.000%, 05/04/22 COP	75,000,000	25,862
7.000%, 06/30/32 COP	656,000,000	215,054

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
6.000%, 04/28/28 COP	534,600,000	$166,376
5.829%, 09/12/17 COP(D)	126,000,000	41,928
5.758%, 12/12/17 COP(D)	125,000,000	41,024
Ghana Government International Bond
19.750%, 03/25/24 GHS	960,000	230,820
19.750%, 03/15/32 GHS	2,890,000	689,920
19.000%, 11/02/26 GHS	2,890,000	687,585
18.750%, 01/24/22 GHS	960,000	221,244
Indonesia Government International Bond
3.700%, 01/08/22(A)	200,000	206,840
Indonesia Treasury Bond
10.500%, 08/15/30 IDR	550,000,000	51,678
9.000%, 03/15/29 IDR	3,285,000,000	280,899
8.750%, 05/15/31 IDR	7,842,000,000	655,658
8.375%, 03/15/24 IDR	59,460,000,000	4,820,093
8.375%, 09/15/26 IDR	66,926,000,000	5,432,338
7.000%, 05/15/27 IDR	12,099,000,000	911,239
Japan Treasury Discount Bill
-0.103%, 09/25/17 JPY(D)(E)	390,000,000	3,538,046
Korea Monetary Stabilization Bond
1.250%, 08/02/18 KRW	4,000,000,000	3,568,330
Korea Treasury Bond
2.000%, 03/10/21 KRW	4,100,000,000	3,683,820
1.875%, 03/10/22 KRW	2,848,000,000	2,539,699
1.500%, 06/10/19 KRW	4,100,000,000	3,655,641
1.375%, 09/10/21 KRW	4,200,000,000	3,676,686
Kuwait Government International Bond
3.500%, 03/20/27(A)	595,000	607,644
Mexican Bonos
8.500%, 12/13/18 MXN	58,010,000	3,324,386
6.500%, 06/10/21 MXN	28,100,000	1,566,355
5.750%, 03/05/26 MXN	18,400,000	959,870
5.000%, 12/11/19 MXN	88,870,000	4,805,894
4.750%, 06/14/18 MXN	140,170,000	7,722,912
Mexico Cetes
7.644%, 08/31/17 MXN(D)	894,989,000	4,997,007
7.259%, 12/07/17 MXN(D)	134,451,000	736,348
7.215%, 11/23/17 MXN(D)	185,527,000	1,018,869
7.178%, 04/26/18 MXN(D)	212,448,000	1,133,084
7.130%, 08/24/17 MXN(D)	50,754,000	283,766
7.018%, 01/04/18 MXN(D)	50,321,000	274,081
6.894%, 08/03/17 MXN(D)	167,719,000	941,563
6.770%, 09/14/17 MXN(D)	33,670,000	187,472
6.720%, 10/12/17 MXN(D)	50,408,000	279,122
6.672%, 09/28/17 MXN(D)	77,000	428
6.220%, 11/09/17 MXN(D)	17,373,000	95,671
Mexico Government International Bond
4.000%, 03/15/15 EUR	140,000	150,484
Oman Government International Bond
3.875%, 03/08/22(A)	400,000	401,755

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
Philippine Government International Bond
2.125%, 05/23/18 PHP	218,000,000	$4,288,789
Republic of South Africa Government Bond
10.500%, 12/21/26 ZAR	3,088,000	262,328
8.875%, 02/28/35 ZAR	5,575,000	395,742
8.500%, 01/31/37 ZAR	2,214,000	150,267
8.250%, 03/31/32 ZAR	5,838,000	403,017
8.000%, 01/31/30 ZAR	3,961,000	274,905
7.000%, 02/28/31 ZAR	2,674,000	167,867
6.250%, 03/31/36 ZAR	3,181,000	171,778
Saudi Government International Bond
4.500%, 10/26/46(A)	240,000	244,512
3.250%, 10/26/26(A)	585,000	579,010
Ukraine Government International Bond
4.789%, 05/31/40(A) (D)	3,100,000	1,357,800
Uruguay Government International Bond
9.875%, 06/20/22 UYU(A)	1,345,000	50,600

Total Sovereign Debt (Cost $94,979,663)		98,215,149

MORTGAGE-BACKED SECURITIES — 20.1%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.3%
FHLMC
4.500%, 06/01/47	952,327	1,021,708
4.000%, 02/01/46	5,263,472	5,552,672
3.500%, 07/01/46	11,775,132	12,189,658
3.000%, 07/01/45	5,955,170	5,970,678
2.500%, 05/01/28	827,753	839,960
FHLMC TBA
4.000%, 08/15/41	495,000	521,374
FHLMC, Ser 2016-4639, Cl HZ
1.750%, 04/15/53(C)	395,000	363,181
FNMA
4.500%, 06/01/46	1,316,987	1,418,333
4.000%, 12/01/45	5,000,957	5,274,034
3.950%, 11/01/25	228,144	247,630
3.850%, 08/01/25	193,077	208,109
3.500%, 05/01/46	6,209,149	6,400,120
3.460%, 06/01/25	265,000	278,107
3.390%, 01/01/31	210,000	216,326
3.260%, 09/01/24	204,092	214,015
3.250%, 06/01/29	240,000	245,967
3.210%, 01/01/26	194,889	202,129
3.201%, 09/01/27	231,846	239,591
3.190%, 06/01/25	206,180	213,680
3.170%, 02/01/30	255,000	259,344
3.110%, 02/01/28	215,000	219,080
3.020%, 06/01/28	249,441	251,544
3.010%, 04/01/28	215,000	217,153
3.000%, 03/01/32	7,653,411	7,742,662
2.960%, 04/01/27	206,528	209,351
2.950%, 06/01/31	220,000	216,935

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
2.780%, 05/01/28	$215,000	$213,445
2.710%, 12/01/27	192,064	189,978
2.500%, 11/01/26	3,443,599	3,420,655
2.000%, 01/01/24	1,586,254	1,589,033
FNMA TBA
4.500%, 09/01/33	5,040,000	5,410,518
4.000%, 09/14/39	2,830,000	2,977,997
3.500%, 09/01/40	1,610,000	1,656,736
3.000%, 08/01/42	1,785,000	1,803,173
GNMA
4.620%, 10/20/65(B)	1,352,463	1,403,809
4.399%, 04/20/63(B)	934,789	977,247
3.500%, 11/20/46	2,329,320	2,422,554
3.000%, 10/20/46	829,587	842,374
GNMA TBA
4.500%, 09/15/39	2,105,000	2,232,616
4.000%, 09/01/39	1,115,000	1,172,362
3.500%, 08/15/41	805,000	836,037
3.000%, 08/15/42	580,000	588,428

		78,470,303

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.8%
225 Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/36(A)	85,000	88,367
American Home Mortgage
Investment Trust, Ser 2005-1, Cl 6A
3.449%, 06/25/45(B)	573,909	581,054
BAMLL Commercial Mortgage
Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30(A)	105,000	107,108
BAMLL Commercial Mortgage Securities Trust, Ser 2014- 520M, Cl A
4.325%, 08/15/46(A) (B)	105,000	113,323
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	357,584
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
1.442%, 12/25/36(B)	556,669	509,414
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	326,754
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.946%, 10/15/18	195,000	195,930
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
3.550%, 10/15/34(B)	100,000	100,501
GS Mortgage Securities Trust,
Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	115,534
Homestar Mortgage Acceptance,
Ser 2004-3, Cl AV2C 1.812%, 07/25/34(B)	273,788	273,059

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
JPMBB Commercial Mortgage
Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	$265,000	$274,746
JPMBB Commercial Mortgage
Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	330,000	347,659
JPMorgan Chase Commercial Mortgage Securities Trust,
Ser 2007-C1, Cl A4 5.716%, 02/15/51	252,561	253,498
JPMorgan Chase Commercial
Mortgage Securities Trust,
Ser 2011-C4, Cl A3 4.106%, 07/15/46(A)	329,544	334,633
Morgan Stanley BAML Trust,
Ser 2014-C18, Cl ASB 3.621%, 02/15/24	235,000	244,480
Morgan Stanley Capital I Trust,
Ser 2014-CPT, Cl A 3.350%, 07/13/29(A)	105,000	109,054
SFAVE Commercial Mortgage
Securities Trust, Ser 2015- 5AVE, Cl A1 3.872%, 01/05/43(A) (B)	105,000	105,742
Structured Adjustable Rate
Mortgage Loan Trust,
Ser 2004-12, Cl 2A 3.367%, 09/25/34(B)	476,280	469,716
Structured Adjustable Rate
Mortgage Loan Trust,
Ser 2004-16, Cl 5A1 3.241%, 11/25/34(B)	311,059	311,709
Structured Asset Securities
Mortgage Pass-Through
Certificates, Ser 2004-2AC, Cl A1
3.243%, 02/25/34(B)	459,473	460,548
UBS-Citigroup Commercial
Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)	515,000	562,106
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(A)	115,000	120,773
WaMu Mortgage Pass-Through
Certificates Trust, Ser 2005-AR15, Cl A1A1
1.492%, 11/25/45(B)	520,794	500,143
WaMu Mortgage Pass-Through
Certificates Trust, Ser 2005-AR2, Cl 1A1A
1.562%, 01/25/45(B)	538,880	525,245

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Wells Fargo Commercial
Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/28(A) (B)	$115,000	$116,420
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-DD, Cl 1A1
3.110%, 01/25/35(B)	303,838	313,723
WFRBS Commercial Mortgage
Trust, Ser 2011-C4, Cl A3 4.394%, 06/15/44(A)	203,299	208,399

		8,027,222

Total Mortgage-Backed Securities
(Cost $87,313,298)		86,497,525

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bills
1.086%, 01/11/18 (D)	825,000	820,900
1.012%, 08/15/17 (D)	860,000	859,662
0.957%, 08/31/17 (D)	7,205,000	7,199,286
0.920%, 08/03/17 (D)	650,000	649,966
0.820%, 09/07/17 (D)	85,000	84,916
U.S. Treasury Bonds
3.875%, 08/15/40	250,000	295,293
3.750%, 08/15/41	250,000	290,264
3.625%, 08/15/43	250,000	284,844
3.125%, 08/15/44	250,000	261,436
3.000%, 05/15/47	5,700,000	5,814,666
2.875%, 08/15/45	250,000	248,828
2.750%, 08/15/42	250,000	244,873
2.500%, 02/15/45	250,000	230,918
2.500%, 02/15/46	250,000	230,205
2.500%, 05/15/46	660,000	607,277
2.250%, 08/15/46	40,000	34,806
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	960,569	956,452
0.875%, 02/15/47	1,272,369	1,304,321
0.750%, 02/15/45	4,676,805	4,375,600
0.375%, 07/15/27	310,000	306,800
0.250%, 01/15/25	2,056,207	2,031,535
0.125%, 04/15/18	4,160,770	4,148,308
0.125%, 04/15/21	609,234	610,258
0.125%, 04/15/22	301,896	301,797
0.125%, 07/15/26	1,592,744	1,545,003
U.S. Treasury Notes
2.750%, 02/15/24	500,000	521,309
2.375%, 05/15/27	2,020,000	2,034,439
2.250%, 11/15/24	250,000	251,934
2.250%, 02/15/27	2,460,000	2,452,025
2.125%, 07/31/24	1,485,000	1,486,798
2.000%, 02/28/21	500,000	506,504
2.000%, 05/31/21	500,000	506,016
2.000%, 08/31/21	500,000	505,469

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
2.000%, 02/15/25	$250,000	$247,188
2.000%, 08/15/25	250,000	246,289
2.000%, 11/15/26	1,315,000	1,284,642
1.875%, 05/31/22	1,130,000	1,132,781
1.875%, 07/31/22	9,420,000	9,438,764
1.875%, 08/31/22	500,000	500,469
1.750%, 02/28/22	500,000	499,004
1.750%, 06/30/22	8,150,000	8,118,165
1.625%, 11/30/20	500,000	500,586
1.625%, 02/15/26	250,000	238,086
1.500%, 02/28/19	500,000	501,328
1.500%, 11/30/19	500,000	501,153
1.500%, 02/28/23	500,000	488,399
1.500%, 08/15/26	250,000	234,414
1.375%, 07/31/19	3,700,000	3,701,446
1.375%, 02/29/20	500,000	499,141
1.375%, 05/31/20	500,000	498,594
1.375%, 08/31/23	500,000	482,031
1.250%, 11/30/18	500,000	499,727
1.250%, 04/30/19	170,000	169,734
1.250%, 05/31/19	1,000,000	998,359
1.250%, 06/30/19	1,635,000	1,631,871
1.125%, 05/31/19	500,000	498,184
1.000%, 08/31/19	500,000	496,309
0.750%, 10/31/17	860,000	859,252
0.750%, 08/31/18	2,720,000	2,704,699
0.625%, 08/31/17	5,340,000	5,338,504

Total U.S. Treasury Obligations
(Cost $85,355,813)		84,311,827

ASSET-BACKED SECURITIES — 5.2%
AUTOMOTIVE — 0.8%
Americredit Automobile
Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	575,000	570,765
Avis Budget Rental Car Funding
AESOP, Ser 2014-2A, Cl A 2.500%, 02/20/21(A)	180,000	180,615
Avis Budget Rental Car Funding
AESOP, Ser 2017-1A, Cl A 3.070%, 09/20/23(A)	215,000	216,742
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	115,000	115,733
Credit Acceptance Auto Loan
Trust, Ser 2016-3A, Cl A 2.150%, 04/15/24	250,000	249,648
Drive Auto Receivables Trust,
Ser 2017-1, Cl B 2.360%, 03/15/21	40,000	40,061
Drive Auto Receivables Trust,
Ser 2017-AA, Cl B 2.510%, 01/15/21(A)	35,000	35,143
Drive Auto Receivables Trust,
Ser 2017-AA, Cl C 2.980%, 01/18/22(A)	410,000	414,478

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AUTOMOTIVE (continued)
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20(A)	$90,000	$90,037
DT Auto Owner Trust, Ser 2016- 4A, Cl C
2.740%, 10/17/22(A)	220,000	220,616
DT Auto Owner Trust, Ser 2017- 1A, Cl A
1.560%, 06/15/20(A)	42,241	42,200
DT Auto Owner Trust, Ser 2017- 2A, Cl A
1.720%, 05/15/20(A)	52,071	52,069
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21(A)	51,053	50,962
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21(A)	27,387	27,358
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A3
1.390%, 04/15/20	260,000	259,564
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A3
1.370%, 05/15/20	295,000	294,553
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	365,000	364,587
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	15,000	15,020
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2
1.420%, 10/15/19(A)	111,850	111,742
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20(A)	130,000	130,158

		3,482,051

CREDIT CARDS — 1.5%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	250,000	251,077
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	1,000,000	1,004,733
Chase Issuance Trust, Ser 2013-A3, Cl A3
1.506%, 04/15/20(B)	320,000	320,530
Chase Issuance Trust, Ser 2016-A4, Cl A
1.490%, 07/15/22	1,000,000	990,877
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7
2.603%, 05/20/20(B)	295,000	298,153
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	1,031,060

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MORTGAGE RELATED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	$1,000,000	$993,331
World Financial Network Credit
Card Master Trust, Ser 2012-A, Cl A
3.140%, 01/17/23	1,000,000	1,021,368
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	545,724

		6,456,853

MORTGAGE RELATED SECURITIES — 0.9%
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(A)	110,000	115,394
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
1.332%, 05/25/37(B)	240,040	238,235
Centex Home Equity, Ser 2006-A, Cl AV4
1.482%, 06/25/36(B)	524,547	518,935
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.248%, 08/25/35(B)	503,040	423,404
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
1.572%, 01/25/36(B)	455,328	454,647
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
1.382%, 07/25/36(B)	456,687	453,242
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1
1.462%, 12/25/35(A) (B)	406,915	406,881
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C
1.562%, 12/25/35(B)	443,282	443,138
Nomura Home Equity Loan Trust, Ser 2006-HE1, Cl M1
1.434%, 02/25/36(B)	543,745	543,142

		3,597,018

OTHER ASSET-BACKED SECURITIES — 2.0%
Asset Backed Funding Certificates, Ser 2016-OPT1, Cl A2
1.164%, 09/25/36	567,841	547,834
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A) (B)	156,784	163,828
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A) (B)	112,344	117,509
CIT Education Loan Trust, Ser 2007-1, Cl A
1.386%, 03/25/42(A) (B)	96,039	90,193

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust,
Ser 2016-1, Cl A 2.651%, 03/17/33(A) (B)	$226,779	$229,951
Navient Student Loan Trust,
Ser 2014-2, Cl A 1.872%, 03/25/83(B)	328,487	323,697
Navient Student Loan Trust,
Ser 2014-3, Cl A 1.852%, 03/25/83(B)	331,467	327,968
Navient Student Loan Trust,
Ser 2014-4, Cl A 1.852%, 03/25/83(B)	187,665	185,333
Navient Student Loan Trust,
Ser 2016-1A, Cl A 1.932%, 02/25/70(A) (B)	272,633	270,274
Navient Student Loan Trust,
Ser 2017-1A, Cl A3 2.382%, 07/26/66(A) (B)	300,000	304,675
Navient Student Loan Trust,
Ser 2017-3A, Cl A3 2.228%, 07/26/66	310,000	312,509
Nelnet Student Loan Trust,
Ser 2008-3, Cl A4 2.839%, 11/25/24(B)	266,333	272,147
Nelnet Student Loan Trust,
Ser 2014-3A, Cl A 1.812%, 06/25/41(A) (B)	268,607	267,345
Nelnet Student Loan Trust,
Ser 2014-4A, Cl A2 2.182%, 11/25/48(A) (B)	300,000	294,294
Nelnet Student Loan Trust,
Ser 2015-2A, Cl A2 1.832%, 09/25/47(A) (B)	243,973	241,004
Nelnet Student Loan Trust,
Ser 2015-3A, Cl A2 1.832%, 02/27/51(A) (B)	272,813	273,436
OneMain Financial Issuance
Trust, Ser 2016-1A, Cl A 3.660%, 02/20/29(A)	540,000	552,518
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
1.862%, 05/25/35(B)	258,257	258,465
SLC Student Loan Trust,
Ser 2006-1, Cl A6 1.406%, 03/15/55(B)	320,000	298,063
SLC Student Loan Trust,
Ser 2006-2, Cl A5 1.346%, 09/15/26(B)	236,165	235,627
SLM Student Loan Trust,
Ser 2004-5A, Cl A5 1.914%, 10/25/23(A) (B)	83,976	84,096
SLM Student Loan Trust,
Ser 2005-4, Cl A3 1.434%, 01/25/27(B)	244,624	243,208

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Ser 2006-8, Cl A6 1.474%, 01/25/41(B)	$410,000	$385,431
SLM Student Loan Trust,
Ser 2007-6, Cl A4 1.694%, 10/25/24(B)	257,504	256,853
SLM Student Loan Trust,
Ser 2008-5, Cl A4 3.014%, 07/25/23(B)	228,724	235,166
SLM Student Loan Trust,
Ser 2011-2, Cl A2 2.432%, 10/25/34(B)	150,000	153,466
SLM Student Loan Trust,
Ser 2014-1, Cl A3 1.832%, 02/26/29(B)	300,000	297,930
SLM Student Loan Trust,
Ser 2017-10A, Cl A3 1.716%, 12/15/27(A) (B)	267,655	267,544
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36(A)	269,796	272,784
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A) (B)	314,656	317,295
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A) (B)	195,000	198,852
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.326%, 04/25/40(A) (B)	310,000	286,602

		8,565,897

Total Asset-Backed Securities (Cost $21,983,806)		22,101,819

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.500%, 07/15/36	450,000	607,960
4.000%, 09/01/28	315,000	347,713
2.875%, 09/11/20	250,000	259,365
2.375%, 09/10/21	250,000	255,608
1.875%, 03/13/20	250,000	252,418
1.750%, 12/14/18	500,000	502,681
1.500%, 03/08/19	500,000	501,405
1.375%, 02/18/21	250,000	247,815
1.001%, 08/31/17 (D)	645,000	644,463
0.775%, 08/04/17 (D)	535,000	534,957

		4,154,385

FHLMC
2.375%, 01/13/22	250,000	255,630

FNMA
2.625%, 09/06/24	250,000	256,901
2.125%, 04/24/26	250,000	244,356
1.875%, 09/24/26	500,000	477,032
1.750%, 06/20/19	500,000	503,301
1.625%, 01/21/20	500,000	501,941
1.250%, 05/06/21	250,000	246,233

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

	Face Amount	Value
1.000%, 08/28/19	$500,000	$495,600

		2,725,364

Tennessee Valley Authority
3.500%, 12/15/42	435,000	449,866

Total U.S. Government Agency Obligations
(Cost $7,730,480)		7,585,245

MUNICIPAL BONDS — 1.5%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
3.163%, 09/15/25	285,000	289,956

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	465,015

Wisconsin — 0.0%
Wisconsin State, Health & Educational Facilities Authority, RB
4.000%, 11/15/46	175,000	180,758

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	234,345

Massachusetts — 0.1%
Massachusetts State, GO
4.910%, 05/01/29	450,000	530,609

New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	589,179
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
5.267%, 05/01/27	295,000	347,091
New York State, Dormitory Authority, RB
5.500%, 03/15/30	375,000	444,615
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	253,583

		1,634,468

California — 0.6%
Anaheim, Housing & Public Improvements Authority, RB
2.712%, 10/01/28	400,000	376,104
California State, GO
2.193%, 04/01/47(B)	400,000	401,764
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	376,536
University of California, Ser AJ, RB
4.601%, 05/15/31	250,000	275,053

MUNICIPAL BONDS — continued

	Face Amount	Value
University of California, Ser AS, RB
3.552%, 05/15/39	$500,000	$482,500
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	470,125

		2,382,082

West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	520,519

Total Municipal Bonds (Cost $6,468,889)		6,237,752

Total Investments— 96.5% (Cost $413,313,049) †		$414,155,973

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	15	Dec-2017	$(1,539)
90-Day Euro$	(15)	Dec-2018	1,534
U.S. 2-Year Treasury Note	58	Oct-2017	(3,675)
U.S. 5-Year Treasury Note	20	Oct-2017	710

			$(2,970)

A list of the open forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:
					Unrealized
					Appreciation
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
8/16/2017-10/18/2017	EUR	34,806,000	USD	39,411,485	$(1,910,086)
9/25/17-3/6/18	JPY	2,600,015,000	USD	23,257,154	(542,678)
9/6/17-3/12/18	JPY	1,903,837,100	USD	18,653,846	1,336,659
10/24/2017-12/4/17	USD	8,567,082	INR	562,776,000	100,793
9/29/2017-10/10/17	KRW	10,870,000,000	USD	9,776,595	66,600
4/13/18	KRW	8,280,000,000	USD	7,297,404	(126,534)
11/6/2017-2/28/18	AUD	11,887,000	USD	8,908,137	(582,816)
9/6/2017-9/7/17	USD	2,000,000	MXN	38,872,000	169,310

					$(1,488,752)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:
			Unrealized
	Currency to	Currency to	Appreciation
Counterparty	Deliver	Receive	(Depreciation)
Bank of America	$(138,897)	$132,753	$(6,144)
Citigroup	(59,373,971)	59,422,257	48,286
Goldman Sachs	(3,546,855)	3,522,605	(24,250)
HSBC	(1,851,760)	1,859,727	7,967
JPMorgan Chase Bank	(54,719,075)	53,204,464	(1,514,611)

			$(1,488,752)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2017
(unaudited)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2017, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
			Termina-			Unrealized
Counter-	Fund		tion	Notional	Premiums	Appreciation
party	Pays	Fund Received	Date	Amount	Paid	(Depreciation)	Asset	Liability
Citibank	2.59%	3-Month USD - LIBOR	07/27/47	$2,000,000	$-	$(16,575)	$-	$(16,575)
Citibank	2.79%	3-Month USD - LIBOR	03/13/47	1,300,000	-	(77,675)	-	(77,675)
Citigroup	1.60%	3-Month USD - LIBOR	06/30/19	615,000	-	44	44	-
Citigroup	2.38%	USD LIBOR BBA	11/18/46	3,800,000	-	93,647	93,647	-
Goldman Sachs	1.53%	3-Month USD - LIBOR	09/16/26	19,800,000	-	1,034,732	1,034,732	-

					$-	$1,034,173	$1,128,423	$(94,250)

Percentages are based on net assets of $429,360,188.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Rate is negative due to the increase in value of the foreign currency against the U.S. Dollar.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $413,313,049, and the unrealized appreciation and depreciation were $6,096,243 and $(5,253,319) respectively.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

PHP — Philippine Peso

PJSC — Private Joint Stock Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$ —	$109,206,656	$ —	$109,206,656
Sovereign Debt	—	98,215,149	—	98,215,149
Mortgage-Backed Securities	—	86,497,525	—	86,497,525
U.S. Treasury Obligations	—	84,311,827	—	84,311,827
Asset-Backed Securities	—	22,101,819	—	22,101,819
U.S. Government Agency
Obligations	—	7,585,245	—	7,585,245
Municipal Bonds	—	6,237,752	—	6,237,752

Total Investments in Securities	$ —	$414,155,973	$ —	$414,155,973

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$ 2,244	$ —	$ —	$ 2,244
Unrealized Depreciation	(5,214)	—	—	(5,214)
Forwards Contracts *
Unrealized Appreciation	—	1,673,362	—	1,673,362
Unrealized Depreciation	—	(3,162,114)	—	(3,162,114)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	1,128,423	—	1,128,423
Unrealized Depreciation	—	(94,250)	—	(94,250)

Total Other Financial Instruments	$ (2,970)	$ (454,579)	$ —	$ (457,549)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017